UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Absolute Return 100 and 300 Funds
The funds' portfolios
1/31/11 (Unaudited)	100 FUND		300 FUND

MORTGAGE-BACKED SECURITIES(a)	100 Fund 33.8%		300 Fund 44.1%
	Principal amount	Value	Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 06-1, Class 2A1, 3.476s, 2036	$2,171,658	$1,422,436	$8,202,501	$5,372,638
FRB Ser. 05-12, Class 2A1, 3.133s, 2036	--	--	9,758,325	6,904,018
Banc of America Commercial Mortgage,
Inc.
Ser. 08-1, Class A3, 6.152s, 2051	289,000	315,332	2,923,000	3,189,327
FRB Ser. 07-4, Class A3, 5.809s, 2051	965,000	1,005,434	4,015,000	4,183,229
Ser. 07-2, Class A2, 5.634s, 2049	2,773,000	2,885,014	9,211,000	9,583,073
Ser. 07-5, Class A3, 5.62s, 2051	184,000	193,885	596,000	628,019
Ser. 06-4, Class A2, 5.522s, 2046	732,031	738,340	2,687,249	2,710,411
FRB Ser. 06-1, Class A2, 5.334s, 2045	1,358,000	1,359,343	4,889,000	4,893,834
Ser. 06-5, Class A2, 5.317s, 2047	1,583,832	1,625,319	5,495,253	5,639,194
Ser. 06-6, Class A2, 5.309s, 2045	1,621,000	1,644,138	5,667,600	5,748,499
Ser. 07-1, Class XW, IO, 0.284s, 2049	1,607,075	21,494	7,629,696	102,044
Banc of America Commercial Mortgage,
Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.733s, 2035	3,718,610	23,405	15,495,431	97,528
Ser. 04-4, Class XC, IO, 0.288s, 2042	2,139,951	33,604	10,159,507	159,535
Banc of America Funding Corp. FRB Ser.
07-6, Class A1, 0.55s, 2037	408,850	304,981	1,668,638	1,244,721
Bear Stearns Alt-A Trust
FRB Ser. 06-2, Class 24A1, 5.599s, 2036	161,193	104,776	3,056,784	1,986,910
FRB Ser. 05-9, Class 11A1, 0.52s, 2035	--	--	3,111,555	1,789,144
Bear Stearns Alt-A Trust 144A FRB Ser.
06-7, Class 1AE4, 5.794s, 2046	559,795	377,862	1,661,157	1,121,281
Bear Stearns Alt-A Trust II FRB Ser.
07-1, Class 1A1, 5.145s, 2047	501,578	320,070	3,164,288	2,019,211
Bear Stearns Asset Backed Securities
Trust FRB Ser. 07-AC4, Class A1, 0.56s,
2037	184,393	93,118	914,927	462,038
Bear Stearns Commercial Mortgage
Securities, Inc.
Ser. 07-PW17, Class A3, 5.736s, 2050	403,000	422,179	1,479,000	1,549,386
FRB Ser. 07-PW16, Class A2, 5.665s, 2040	2,072,000	2,157,988	7,422,000	7,730,013
Ser. 06-PW13, Class A2, 5.426s, 2041	372,000	376,699	3,407,000	3,450,038
Ser. 06-PW11, Class A2, 5.406s, 2039	313,000	314,633	747,000	750,896
Ser. 07-PW15, Class A4, 5.331s, 2044	662,000	688,199	2,938,000	3,054,273
Ser. 06-PW14, Class A2, 5.123s, 2038	622,000	632,335	2,320,000	2,358,547
Ser. 05-PWR9, Class A2, 4.735s, 2042	124,425	124,882	590,375	592,543
Citigroup FRB Ser. 07-AR5, Class 1A2A,
5.402s, 2037	76,205	53,725	387,466	273,164
Citigroup Commercial Mortgage Trust
FRB Ser. 08-C7, Class A2B, 6.099s, 2049	1,165,000	1,223,825	3,189,000	3,350,025
FRB Ser. 07-C6, Class A3, 5.698s, 2049	875,000	914,571	4,328,000	4,523,731
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-6, Class 1A3A, 5.347s, 2046	93,757	49,691	331,984	175,951
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	966,605	1,002,422	3,389,849	3,515,458
Ser. 06-CD2, Class A2, 5.408s, 2046	292,227	291,956	1,559,430	1,557,982
Ser. 07-CD4, Class A2B, 5.205s, 2049	--	--	3,745,000	3,856,004
Commercial Mortgage Pass-Through
Certificates
FRB Ser. 07-C9, Class A2, 5.811s, 2049	--	--	989,000	1,021,234
Ser. 06-C8, Class A3, 5.308s, 2046	1,423,000	1,480,134	6,639,000	6,905,559
Ser. 06-C8, Class A2B, 5.248s, 2046	793,796	810,540	3,657,344	3,734,488
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A5, 6s, 2037	--	--	936,000	711,360
Ser. 06-41CB, Class 1A7, 6s, 2037	237,101	174,269	1,062,214	780,727
Ser. 06-2CB, Class A11, 6s, 2036	43,778	29,318	173,362	116,099
Ser. 05-80CB, Class 2A1, 6s, 2036	38,837	29,249	256,640	193,282
Ser. 05-50CB, Class 3A1, 6s, 2035	168,050	112,308	802,700	536,445
FRB Ser. 07-HY4, Class 4A1, 5.568s, 2047	--	--	858,885	619,593
FRB Ser. 06-24CB, Class A13, 0.61s, 2036	--	--	843,495	540,891
FRB Ser. 06-OC8, Class 2A2A, 0.38s, 2036	--	--	2,374,642	1,381,835
Countrywide Asset Backed Certificates
FRB Ser. 06-IM1, Class A2, 0.5s, 2036	1,222,132	612,178	9,387,805	4,702,446
Countrywide Home Loans
FRB Ser. 06-HYB2, Class 2A1B, 3.918s,
2036	541,823	379,276	2,451,445	1,716,011
FRB Ser. 05-HYB7, Class 3A1, 3.133s,
2035	542,014	355,019	4,133,047	2,707,146
Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.665s, 2034	992,255	120,913	--	--
Ser. 05-R3, Class AS, IO, 5.517s, 2035	401,448	50,181	234,094	29,262
FRB Ser. 04-R2, Class 1AF1, 0.68s, 2034	977,626	855,423	--	--
FRB Ser. 05-R3, Class AF, 0.66s, 2035	394,624	339,377	230,115	197,899
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.211s, 2041	1,499,000	1,561,214	6,138,800	6,393,582
FRB Ser. 06-C3, Class A2, 5.826s, 2038	--	--	671,000	676,307
FRB Ser. 07-C4, Class A2, 5.804s, 2039	816,256	836,482	2,582,693	2,646,689
FRB Ser. 07-C3, Class A2, 5.72s, 2039	511,711	526,786	2,419,432	2,490,706
Ser. 07-C5, Class A3, 5.694s, 2040	1,000,000	1,042,091	--	--
Ser. 07-C5, Class AAB, 5.62s, 2040	1,392,000	1,451,768	4,896,000	5,106,220
Ser. 07-C5, Class A2, 5.589s, 2040	344,000	354,475	2,089,000	2,152,610
Ser. 07-C2, Class A2, 5.448s, 2049	1,729,000	1,760,263	6,146,000	6,257,131
Ser. 07-C1, Class AAB, 5.336s, 2040	1,148,000	1,219,061	4,596,000	4,880,492
CS First Boston Mortgage Securities
Corp. FRB Ser. 05-C4, Class A3, 5.12s,
2038	284,583	292,589	1,631,257	1,677,148
CS First Boston Mortgage Securities
Corp. 144A
Ser. 03-C3, Class AX, IO, 1.733s, 2038	19,612,249	615,405	69,903,679	2,193,480
Ser. 04-C4, Class AX, IO, 0.539s, 2039	1,730,857	38,550	7,552,829	168,220
Ser. 05-C1, Class AX, IO, 0.141s, 2038	31,456,151	293,263	116,158,871	1,082,938
CWCapital Cobalt
Ser. 07-C3, Class A2, 5.736s, 2046	1,169,000	1,216,284	4,163,000	4,331,386
Ser. 07-C2, Class A2, 5.334s, 2047	--	--	37,254	38,441
Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.45s, 2037	1,146,370	693,554	10,504,038	6,354,943
Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.462s, 2035	59,408	83,196	272,712	381,910
IFB Ser. 3072, Class SM, 22.839s, 2035	--	--	746,856	1,013,632
IFB Ser. 3072, Class SB, 22.692s, 2035	--	--	669,161	903,788
IFB Ser. 3249, Class PS, 21.413s, 2036	--	--	623,726	848,016
IFB Ser. 2990, Class LB, 16.278s, 2034	--	--	619,785	764,213
IFB Ser. 3149, Class SE, IO, 6.889s,
2036	851,983	158,120	3,754,050	696,714
IFB Ser. 3151, Class SI, IO, 6.889s,
2036	150,494	25,962	731,776	126,239
IFB Ser. 3157, Class SA, IO, 6.889s,
2036	1,076,911	199,272	4,764,793	881,677
IFB Ser. 3208, Class PS, IO, 6.839s,
2036	2,208,283	338,035	11,174,561	1,710,554
IFB Ser. 3398, Class SI, IO, 6.389s,
2036	--	--	5,166,714	641,964
IFB Ser. 3145, Class GI, IO, 6.339s,
2036	903,083	141,719	3,997,472	627,315
IFB Ser. 3055, Class MS, IO, 6.339s,
2035	1,657,177	257,791	6,725,188	1,046,170

IFB Ser. 3677, Class KS, IO, 6.289s,
2040	--	--	8,083,837	1,185,589
IFB Ser. 3346, Class SC, IO, 6.289s,
2033	2,122,143	310,385	10,950,778	1,601,661
IFB Ser. 3346, Class SB, IO, 6.289s,
2033	763,746	111,614	3,477,948	508,267
IFB Ser. 3753, Class SK, IO, 5.789s,
2038	--	--	10,423,015	1,513,109
Ser. 3707, Class IK, IO, 5s, 2040	--	--	460,571	80,195
Ser. 3645, Class ID, IO, 5s, 2040	129,415	21,198	851,773	139,520
Ser. 3680, Class KI, IO, 5s, 2038	3,248,969	560,382	18,736,007	3,231,586
Ser. 3632, Class CI, IO, 5s, 2038	157,530	27,013	1,034,547	177,404
Ser. 3626, Class DI, IO, 5s, 2037	112,788	14,215	741,924	93,505
Ser. 3653, Class CI, IO, 5s, 2036	3,119,071	399,958	13,616,766	1,746,078
Ser. 3623, Class CI, IO, 5s, 2036	100,923	12,817	664,244	84,359
Ser. 3663, Class BI, IO, 4 1/2s, 2024	2,226,390	207,054	12,264,252	1,140,575
Ser. 3736, Class QI, IO, 4s, 2034	--	--	16,273,176	2,193,700
Ser. 3707, Class HI, IO, 4s, 2023	215,060	24,065	1,136,365	127,159
Ser. T-8, Class A9, IO, 0.503s, 2028	249,280	3,624	713,061	10,368
Ser. T-59, Class 1AX, IO, 0.272s, 2043	549,279	4,463	1,570,974	12,764
Ser. T-48, Class A2, IO, 0.212s, 2033	752,623	5,590	2,152,958	15,990
FRB Ser. T-54, Class 2A, IO, zero %,
2043	314,887	--	900,821	--
FRB Ser. 3238, Class LK, zero %, 2036	320,847	326,350	--	--
Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.56s, 2031	527,742	767,164	2,579,548	3,749,817
IFB Ser. 05-74, Class NK, 26.2s, 2035	--	--	140,495	200,660
IFB Ser. 07-53, Class SP, 23.247s, 2037	--	--	672,401	924,912
IFB Ser. 06-86, Class SY, 23.063s, 2036	453,941	593,302	2,316,060	3,027,098
IFB Ser. 05-75, Class GS, 19.47s, 2035	706,149	904,486	741,669	949,984
IFB Ser. 03-W6, Class 4S, IO, 7.34s,
2042	--	--	1,237,347	237,694
IFB Ser. 04-W2, Class 1A3S, IO, 6.89s,
2044	26,925	2,221	77,127	6,363
IFB Ser. 05-104, Class SI, IO, 6.44s,
2033	329,927	43,716	1,596,473	211,538
IFB Ser. 10-27, Class BS, IO, 6.19s,
2040	1,028,253	145,653	9,862,154	1,396,979
IFB Ser. 07-30, Class OI, IO, 6.18s,
2037	--	--	3,534,184	550,272
IFB Ser. 10-35, Class SG, IO, 6.14s,
2040	--	--	20,254,563	3,366,106
IFB Ser. 09-71, Class XS, IO, 5.94s,
2036	--	--	13,434,151	1,361,046
Ser. 06-W2, Class 1AS, IO, 5.803s, 2036	240,693	27,078	481,386	54,156
Ser. 06-W3, Class 1AS, IO, 5.786s, 2046	281,230	34,263	711,376	86,668
IFB Ser. 10-136, Class SG, IO, 5.74s,
2030	--	--	8,586,691	1,239,918
IFB Ser. 11-3, Class SA, IO, 5.56s,
2041 (F)	--	--	15,021,000	1,765,557
Ser. 07-W1, Class 1AS, IO, 5.539s, 2046	452,506	50,904	904,581	101,760
Ser. 10-98, Class DI, IO, 5s, 2040	138,624	23,282	733,554	123,200
Ser. 10-21, Class IP, IO, 5s, 2039	--	--	1,455,055	247,359
Ser. 09-31, Class PI, IO, 5s, 2038	--	--	8,650,650	1,421,908
IFB Ser. 05-W2, Class A2, IO, 4.95s,
2035	497,045	48,861	1,864,268	183,262
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	3,097,220	278,844	16,752,771	1,508,258
Ser. 03-W12, Class 2, IO, 2.228s, 2043	337,808	27,447	911,698	74,075
Ser. 03-W12, Class 1IO2, IO, 1.986s,
2043	2,852,912	211,852	11,335,302	841,738
Ser. 03-W10, Class 1, IO, 1.606s, 2043	128,025	7,682	649,442	38,966
Ser. 98-W5, Class X, IO, 1.237s, 2028	180,550	7,828	516,479	22,393
Ser. 98-W2, Class X, IO, 1.203s, 2028	430,946	19,812	1,232,773	56,675
Ser. 03-W17, Class 12, IO, 1.136s, 2033	687,161	28,738	3,485,483	145,770
FRB Ser. 07-80, Class F, 0.96s, 2037	--	--	12,772	12,740
Ser. 03-W1, Class 2A, IO, zero %, 2042	651,280	--	1,862,915	--
Ser. 07-44, Class CO, PO, zero %, 2037	--	--	237,706	210,493
GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	973,000	1,007,147	3,126,000	3,235,706
FRB Ser. 06-C1, Class A2, 5.336s, 2044	317,000	317,447	1,496,000	1,498,109
GE Capital Commercial Mortgage Corp.
144A
Ser. 05-C2, Class XC, IO, 0.124s, 2043	11,154,003	89,965	48,921,731	394,588
Ser. 05-C3, Class XC, IO, 0.069s, 2045	77,656,464	381,975	--	--
Government National Mortgage Association
IFB Ser. 10-98, Class CS, IO, 6.439s,
2038	174,904	29,445	925,616	155,827
IFB Ser. 10-98, Class SA, IO, 6.439s,
2038	168,628	27,363	894,119	145,089
IFB Ser. 10-32, Class SP, IO, 6.439s,
2036	230,768	29,402	1,217,372	155,105
IFB Ser. 10-125, Class CS, IO, 6.389s,
2040	--	--	8,674,692	1,491,640
IFB Ser. 10-85, Class AS, IO, 6.389s,
2039	239,398	38,696	1,265,388	204,537
IFB Ser. 10-85, Class SD, IO, 6.389s,
2038	159,263	24,767	841,956	130,933
IFB Ser. 10-98, Class QS, IO, 6.339s,
2040	226,494	36,502	1,198,164	193,096
IFB Ser. 10-98, Class YS, IO, 6.339s,
2039	234,326	37,490	1,239,281	198,273
IFB Ser. 10-47, Class HS, IO, 6.339s,
2039	108,359	17,923	575,657	95,214
IFB Ser. 10-68, Class SD, IO, 6.319s,
2040	--	--	12,145,075	1,917,140
IFB Ser. 10-162, Class SC, IO, 6.289s,
2039	--	--	10,349,487	1,707,665
IFB Ser. 10-42, Class SP, IO, 6.289s,
2039	--	--	9,816,121	1,532,694
IFB Ser. 10-3, Class MS, IO, 6.289s,
2038	3,235,724	505,708	--	--
IFB Ser. 10-31, Class PS, IO, 6.289s,
2038	2,260,490	371,781	11,675,194	1,920,207
IFB Ser. 10-53, Class SA, IO, 6.239s,
2039	670,021	107,518	3,583,770	575,084
IFB Ser. 10-31, Class GS, IO, 6.239s,
2039	--	--	9,318,622	1,450,630
IFB Ser. 10-2, Class SA, IO, 6.239s,
2037	253,323	34,566	1,341,011	182,981
IFB Ser. 10-24, Class BS, IO, 6.169s,
2038	5,616,490	847,081	33,521,940	5,055,790
IFB Ser. 09-103, Class SW, IO, 6.139s,
2037	--	--	22,021,563	2,904,864
Ser. 10-85, Class JS, IO, 6.08s, 2040	--	--	9,577,560	1,518,235
IFB Ser. 10-108, Class CS, IO, 5.889s,
2036	--	--	9,729,964	1,215,954
IFB Ser. 10-158, Class SA, IO, 5.789s,
2040	3,444,992	539,038	14,011,027	2,192,305
IFB Ser. 10-113, Class SM, IO, 5.789s,
2040	--	--	9,203,669	1,277,929
IFB Ser. 10-98, Class ST, IO, 5.739s,
2040	--	--	25,251,230	3,461,944
IFB Ser. 10-50, Class YS, IO, 5.739s,
2038	3,612,491	446,721	20,830,095	2,575,850
IFB Ser. 10-116, Class SA, IO, 5.639s,
2040	--	--	6,599,068	955,329
IFB Ser. 10-68, Class MS, IO, 5.589s,

2040	--	--	6,541,226	839,066
IFB Ser. 10-20, Class SD, IO, 5.419s,
2040	--	--	7,668,885	1,061,604
IFB Ser. 10-35, Class DX, IO, 5.419s,
2035	--	--	6,090,554	681,168
Ser. 10-58, Class VI, IO, 5s, 2038	8,706,948	1,116,721	44,892,792	5,757,783
Ser. 10-85, Class PI, IO, 5s, 2036	--	--	9,471,137	1,315,257
Ser. 10-137, Class PI, IO, 4 1/2s, 2039	--	--	6,138,740	1,183,231
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	2,755,383	493,489	11,204,960	2,006,808
Ser. 2010-129, Class PI, 4 1/2s, 2039	4,842,478	891,984	20,538,152	3,783,128
Ser. 10-103, Class IN, IO, 4 1/2s, 2039	--	--	28,060,625	4,481,282
Ser. 10-120, Class AI, IO, 4 1/2s, 2038	11,287,159	1,947,035	33,445,883	5,769,415
Ser. 10-87, Class ID, IO, 4 1/2s, 2035	725,506	96,401	2,845,923	378,150
Greenwich Capital Commercial Funding
Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	853,211	875,514	3,178,091	3,261,168
Ser. 05-GG5, Class A2, 5.117s, 2037	1,184,704	1,198,646	--	--
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.576s, 2038	803,000	840,002	1,756,000	1,836,916
Ser. 06-GG6, Class A2, 5.506s, 2038	744,109	747,912	2,884,389	2,899,131
GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 0.843s, 2040	1,684,680	23,090	7,996,442	109,599
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.949s, 2035	765,141	109,989	465,691	66,943
Ser. 06-RP2, Class 1AS1, IO, 5.688s,
2036	--	--	1,022,438	143,141
IFB Ser. 04-4, Class 1AS, IO, 5.419s,
2034	385,005	55,344	1,164,640	167,417
Ser. 98-2, IO, 0.789s, 2027	69,711	1,426	199,480	4,082
FRB Ser. 06-RP2, Class 1AF1, 0.66s, 2036	--	--	1,022,438	869,072
FRB Ser. 04-4, Class 1AF, 0.66s, 2034	385,005	325,329	1,164,640	984,121
FRB Ser. 05-RP1, Class 1AF, 0.61s, 2035	765,141	650,370	465,691	395,838
Ser. 98-3, IO, 0.486s, 2027	85,464	1,414	244,397	4,044
Ser. 98-4, IO, 0.034s, 2026	93,766	2,387	268,282	6,829
Ser. 99-2, IO, zero %, 2027	119,029	1,247	340,353	3,565
IndyMac Inda Mortgage Loan Trust FRB
Ser. 07-AR7, Class 1A1, 5.876s, 2037	--	--	29,731	25,327
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.33s, 2036	211,687	25,402	505,912	60,709
FRB Ser. 07-AR5, Class 1A1, 5.056s, 2037	--	--	2,219,527	1,116,200
FRB Ser. 05-AR15, Class A1, 5.046s, 2035	--	--	710,300	575,343
FRB Ser. 07-AR7, Class 2A1, 4.873s, 2037	780,083	444,647	1,740,638	992,164
FRB Ser. 06-AR3, Class 2A1A, 4.725s,
2036	--	--	1,706,631	938,647
FRB Ser. 06-AR11, Class 3A1, 4.598s,
2036	124,112	66,315	654,500	349,708
FRB Ser. 06-AR41, Class A3, 0.44s, 2037	746,773	377,120	2,478,592	1,251,689
FRB Ser. 06-AR29, Class A2, 0.34s, 2036
(F)	1,793,670	955,129	9,476,698	5,046,342
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP7, Class A2, 5.861s, 2045	846,119	853,678	3,312,394	3,341,983
Ser. 07-C1, Class ASB, 5.857s, 2051	1,073,000	1,131,148	5,268,000	5,553,485
Ser. 07-LD12, Class A2, 5.827s, 2051	1,470,000	1,529,501	3,343,000	3,478,314
FRB Ser. 07-LD11, Class A3, 5.818s, 2049	820,000	864,630	3,172,000	3,344,644
FRB Ser. 07-LD11, Class A2, 5.803s, 2049	999,000	1,034,865	4,090,000	4,236,833
Ser. 07-C1, Class A3, 5.79s, 2051	577,000	600,673	2,217,000	2,307,960
FRB Ser. 07-CB19, Class ASB, 5.728s,
2049	--	--	1,725,000	1,840,445
Ser. 07-C1, Class A4, 5.716s, 2051	987,000	1,043,606	4,175,000	4,414,444
Ser. 06-CB16, Class A3B, 5.579s, 2045	385,000	399,910	1,272,000	1,321,262
Ser. 06-CB16, Class A2, 5.45s, 2045	--	--	659,585	667,746
Ser. 06-CB17, Class A3, 5.45s, 2043	1,519,000	1,572,034	7,419,000	7,678,027
Ser. 06-LDP8, Class A3B, 5.447s, 2045	70,000	73,128	543,000	567,261
Ser. 06-LDP9, Class A2S, 5.298s, 2047	1,668,000	1,705,397	6,560,000	6,707,075
Ser. 06-LDP8, Class A2, 5.289s, 2045	1,612,970	1,669,012	4,472,759	4,628,162
Ser. 05-CB13, Class A2, 5.247s, 2043	1,397,745	1,397,171	5,182,466	5,180,339
Ser. 05-LDP5, Class A2, 5.198s, 2044	943,000	978,054	3,714,000	3,852,060
Ser. 06-LDP9, Class X, IO, 0.451s, 2047	49,709,070	945,317	197,425,537	3,754,441
Ser. 06-CB16, Class X1, IO, 0.129s, 2045	3,652,692	47,940	17,338,510	227,561
LB Commercial Conduit Mortgage Trust
Ser. 07-C3, Class A2, 5.84s, 2044	668,000	694,651	1,949,000	2,026,757
LB Commercial Conduit Mortgage Trust
144A FRB Ser. 07-C3, Class A2FL, 5.84s,
2044	1,051,000	1,099,902	3,764,000	3,939,135
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040	16,877	17,432	--	--
Ser. 07-C7, Class A2, 5.588s, 2045	1,660,000	1,709,003	8,382,000	8,629,437
Ser. 06-C3, Class A2, 5.532s, 2032	410,985	411,556	2,517,908	2,521,403
Ser. 07-C1, Class A2, 5.318s, 2040	1,254,000	1,283,825	3,378,000	3,458,341
Ser. 05-C7, Class A2, 5.103s, 2030	45,248	45,248	230,700	230,700
Ser. 06-C1, Class A2, 5.084s, 2031	381,891	383,246	2,228,401	2,236,308
Ser. 07-C2, Class XW, IO, 0.559s, 2040	1,085,799	22,502	5,155,119	106,835
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.762s, 2037	1,194,883	20,087	5,672,394	95,357
Ser. 05-C3, Class XCL, IO, 0.297s, 2040	--	--	68,631,671	1,287,530
Lehman XS Trust FRB Ser. 07-8H,
Class A1, 0.39s, 2037 (F)	--	--	4,874,773	2,443,480
Merit Securities Corp. 144A FRB Ser.
11PA, Class 3A1, 0.88s, 2027	--	--	1,069,605	1,001,356
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.826s, 2050	796,000	839,776	1,657,000	1,748,128
FRB Ser. 07-C1, Class A2, 5.722s, 2050	901,824	929,831	3,219,092	3,319,067
Ser. 08-C1, Class A2, 5.425s, 2051	550,000	570,943	1,597,022	1,657,834
Ser. 05-MCP1, Class XC, IO, 0.187s, 2043	58,263,580	634,700	172,418,097	1,878,254
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Ser. 07-7, Class ASB, 5.744s, 2050	868,000	907,851	3,398,000	3,554,007
Ser. 06-1, Class A2, 5.439s, 2039	699,892	700,825	1,557,368	1,559,444
Ser. 07-5, Class A3, 5.364s, 2048	850,000	874,520	2,856,000	2,938,386
Ser. 07-6, Class A2, 5.331s, 2051	1,651,000	1,690,758	6,684,000	6,844,957
Ser. 2006-3, Class A2, 5.291s, 2046	1,369,136	1,384,655	4,996,420	5,053,056
Ser. 06-4, Class A2, 5.112s, 2049	34,290	34,823	181,248	184,062
FRB Ser. 06-4, Class A2FL, 0.381s, 2049	1,549,916	1,509,230	5,897,419	5,742,611
Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.839s, 2049	1,419,000	1,471,996	5,186,000	5,379,685
FRB Ser. 06-T23, Class A2, 5.737s, 2041	1,026,000	1,084,780	4,672,000	4,939,659
Ser. 07-HQ13, Class A2, 5.649s, 2044	1,535,000	1,591,739	5,869,000	6,085,938
Ser. 2006-HQ9, Class A2, 5.618s, 2044	552,000	563,210	2,822,000	2,879,307
Ser. 07-IQ14, Class A2, 5.61s, 2049	1,601,000	1,658,022	6,542,000	6,775,005
FRB 5.597s, 2049	454,674	462,527	2,001,152	2,035,716
FRB Ser. 06-HQ8, Class A3, 5.442s, 2044	1,420,000	1,461,393	5,346,863	5,502,724
Ser. 07-IQ13, Class A3, 5.331s, 2044	676,000	714,070	1,889,000	1,995,382
Ser. 06-T21, Class A2, 5.09s, 2052	12,232	12,220	29,357	29,329
Ser. 05-HQ6, Class A2A, 4.882s, 2042	613,513	621,531	2,536,226	2,569,373
Ser. 03-IQ4, Class X1, IO, 0.528s, 2040	14,972,625	465,660	61,085,490	1,899,805
FRB Ser. 07-HQ12, Class A2FL, 0.511s,
2049	208,799	193,473	1,053,752	976,406
Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.564s, 2036	254,597	182,037	1,236,946	884,416
Ser. 06-6AR, Class 2A, 3.037s, 2036	--	--	168,782	106,333
Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043	574,000	605,392	843,571	889,706
Nomura Asset Acceptance Corp. FRB Ser.
06-AR4, Class A4A, 0.5s, 2036	--	--	2,843,113	1,421,556
Residential Accredit Loans, Inc.
Ser. 06-QS17, Class A4, 6s, 2036	208,238	127,025	1,032,136	629,603
Ser. 06-QS13, Class 1A5, 6s, 2036	50,887	31,804	216,376	135,235
Residential Asset Securitization Trust

Ser. 06-A13, Class A1, 6 1/4s, 2036 (F)		--	--	1,417,079	999,041
FRB Ser. 05-A2, Class A1, 0.76s, 2035		145,500	112,692	599,862	464,601
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037		618,633	335,802	2,525,723	1,370,994
FRB Ser. 06-9, Class 1A1, 5.297s, 2036		138,915	84,981	762,753	466,612
FRB Ser. 07-4, Class 1A1, 0.5s, 2037		--	--	1,940,020	1,008,810
Structured Adjustable Rate Mortgage
Loan Trust 144A Ser. 04-NP2, Class A,
0.61s, 2034		--	--	477,877	382,302
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.99s,
2045		342,056	46,155	1,734,058	234,008
Ser. 07-4, Class 1A4, IO, 1s, 2045		756,059	23,725	3,568,721	111,984
Structured Asset Securities Corp. 144A
FRB Ser. 05-RF2, Class A, 0.61s, 2035		1,637,031	1,387,384	3,810,502	3,229,401
Vericrest Opportunity Loan Transferee
144A Ser. 10-NPL1, Class M, 6s, 2039		441,388	439,181	2,986,092	2,971,161
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C26, Class A2, 5.935s, 2045		359,647	371,495	1,343,997	1,388,273
FRB Ser. 07-C33, Class A3, 5.899s, 2051		870,000	923,867	2,043,000	2,169,494
FRB Ser. 07-C32, Class APB, 5.746s, 2049		842,000	890,377	3,297,000	3,486,430
FRB Ser. 07-C32, Class A2, 5.741s, 2049		1,588,000	1,661,712	6,002,000	6,280,600
Ser. 06-C25, Class A2, 5.684s, 2043		202,074	202,731	552,099	553,895
Ser. 06-C28, Class A3, 5.679s, 2048		455,000	480,673	1,571,000	1,659,643
Ser. 06-C27, Class A2, 5.624s, 2045		2,362,242	2,391,687	6,614,643	6,697,094
Ser. 07-C34, Class A2, 5.569s, 2046		345,000	355,565	1,716,000	1,768,549
Ser. 2006-C28, Class A2, 5 1/2s, 2048		1,127,817	1,144,097	3,647,175	3,699,822
Ser. 07-C30, Class APB, 5.294s, 2043		688,000	704,937	3,965,000	4,062,609
Ser. 06-C29, Class A2, 5.275s, 2048		1,614,000	1,642,357	7,641,000	7,775,249
Wachovia Bank Commercial Mortgage Trust
144A Ser. 03-C3, Class IOI, IO, 1.107s,
2035		37,139,130	638,852	6,301,813	108,401
Wachovia Mortgage Loan Trust, LLC FRB
Ser. 06-AMN1, Class A1, 0.31s, 2036		--	--	4,226,612	2,229,538

Total mortgage-backed securities (cost
$114,923,087 and $510,475,217)			$117,261,607		$525,058,402

CORPORATE BONDS AND NOTES(a)		100 Fund 8.8%		300 Fund 18.6%
		Principal amount	Value	Principal amount	Value

Advertising and marketing services			0.1%		0.1%
Omnicom Group, Inc. sr. unsec. unsub.
notes 4.45s, 2020		$315,000	$308,284	$1,675,000	$1,639,286
			308,284		1,639,286

Automotive			0.2%		0.3%
BMW US Capital, LLC company guaranty
sr. unsec. unsub. notes Ser. EMTN,
4 1/4s, 2011		120,000	123,236	510,000	523,755
Daimler Finance North America, LLC
company guaranty sr. unsec. unsub.
notes 5 7/8s, 2011 (Germany)		--	--	315,000	316,941
Daimler Finance North America, LLC
company guaranty unsec. unsub. notes
7.3s, 2012 (Germany)		310,000	328,947	1,085,000	1,151,313
Daimler Finance North America, LLC
company guaranty unsec. unsub. notes
Ser. MTN, 5 3/4s, 2011 (Germany)		115,000	118,439	200,000	205,981
Lear Corp. company guaranty sr. unsec.
bond 7 7/8s, 2018		--	--	1,015,000	1,101,275
			570,622		3,299,265

Banking			1.3%		2.1%
Citigroup, Inc. unsec. sub. notes
5 5/8s, 2012		650,000	684,382	3,650,000	3,843,070
Lloyds TSB Bank PLC bank guaranty sr.
unsec. unsub. notes 4 7/8s, 2016
(United Kingdom)		510,000	510,436	60,000	60,051
Lloyds TSB Bank PLC company guaranty
sr. unsec. sub. notes Ser. MTN, 6 1/2s,
2020 (United Kingdom)		--	--	3,600,000	3,360,780
National Australia Bank, Ltd. 144A sr.
unsec. notes 2 1/2s, 2013 (Australia)		690,000	703,872	2,830,000	2,886,897
Royal Bank of Scotland PLC (The) 144A
company guaranty sr. unsec. unsub.
notes 4 7/8s, 2014 (United Kingdom)		430,000	441,110	1,620,000	1,661,855
Royal Bank of Scotland PLC company
guranty sr. unsec. unsub. notes Ser. 2,
3.4s, 2013 (United Kingdom)		325,000	328,651	2,560,000	2,588,756
Shinhan Bank 144A sr. unsec. bond 6s,
2012 (South Korea)		200,000	210,457	425,000	447,222
Sumitomo Mitsui Banking Corp. 144A sr.
unsec. notes 2.15s, 2013 (Japan)		685,000	693,213	3,610,000	3,653,284
UBS AG/ Jersey Branch jr. unsec. sub.
FRB 4.28s, 2015 (Cayman Islands)	EUR	--	--	40,000	47,804
VTB Bank OJSC Via VTB Capital SA sr.
notes 6 1/4s, 2035 (Russia)		$--	--	$500,000	515,625
VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. notes 6 7/8s, 2018 (Russia)		--	--	1,000,000	1,067,100
VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. notes 6 1/4s, 2035 (Russia)		200,000	206,250	1,850,000	1,907,813
Westpac Banking Corp. sr. unsec. unsub.
bonds 2 1/4s, 2012 (Australia)		720,000	733,763	2,665,000	2,715,941
			4,512,134		24,756,198

Beverage			0.3%		0.5%
Anheuser-Busch InBev Worldwide, Inc.
144A company guaranty sr. unsec. unsub.
notes 5 3/8s, 2014		565,000	626,753	2,775,000	3,078,302
Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes
7 1/4s, 2016		400,000	425,500	2,105,000	2,239,194
			1,052,253		5,317,496

Biotechnology			--%		--%
Talecris Biotherapeutics Holdings Corp.
company guaranty sr. unsec. notes
7 3/4s, 2016		--	--	336,000	367,920
			--		367,920

Broadcasting			0.1%		0.4%
Belo Corp. sr. unsec. unsub. notes 8s,
2016		--	--	500,000	545,000
DISH DBS Corp. company guaranty 7 1/8s,
2016		--	--	977,000	1,020,965
Turner Broadcasting System, Inc. sr.
unsec. unsub. note company quaranty
8 3/8s, 2013		360,000	414,302	2,365,000	2,721,734
			414,302		4,287,699

Building materials			--%		0.1%

Building Materials Corp. 144A sr. notes
7s, 2020		--	--	1,010,000	1,060,500
			--		1,060,500

Cable television			0.2%		0.4%
CCO Holdings, LLC/CCO Holdings Capital
Corp. company guaranty sr. unsec. notes
7 7/8s, 2018		--	--	1,020,000	1,073,550
Comcast Cable Holdings LLC debs. 9.8s,
2012		58,000	62,735	290,000	313,675
Comcast Corp. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2015		447,000	507,983	2,205,000	2,505,822
CSC Holdings LLC sr. unsec. unsub.
notes 8 1/2s, 2014		--	--	1,215,000	1,357,763
			570,718		5,250,810

Chemicals			0.2%		0.4%
Airgas, Inc. sr. unsec. unsub. notes
2.85s, 2013		255,000	259,074	1,145,000	1,163,292
Dow Chemical Co. (The) sr. unsec. FRN
2.536s, 2011		80,000	80,901	340,000	343,829
Dow Chemical Co. (The) sr. unsec. notes
7.6s, 2014		355,000	412,478	1,270,000	1,475,627
Ineos Finance PLC 144A company guaranty
sr. notes 9 1/4s, 2015 (United Kingdom)	EUR	--	--	195,000	290,959
Lyondell Chemical Co. 144A company
guaranty sr. notes 8s, 2017		$--	--	$904,000	1,009,090
			752,453		4,282,797

Coal			--%		0.2%
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		--	--	481,000	485,810
CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8s, 2017		--	--	985,000	1,068,725
Peabody Energy Corp. company guaranty
7 3/8s, 2016		--	--	945,000	1,058,400
			--		2,612,935

Combined utilities			--%		0.1%
El Paso Corp. sr. unsec. notes 7s, 2017		--	--	1,140,000	1,228,806
			--		1,228,806

Commercial and consumer services			--%		0.3%
Corrections Corporation of America
company guaranty sr. notes 7 3/4s, 2017		--	--	415,000	453,906
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016		--	--	3,000,000	3,097,500
			--		3,551,406

Computers			0.3%		0.4%
Seagate Technology International 144A
company guaranty sr. sec. notes 10s,
2014 (Cayman Islands)		482,000	562,735	2,168,000	2,531,140
Xerox Corp. sr. unsec. notes 6 7/8s,
2011		435,000	448,035	1,615,000	1,663,393
Xerox Corp. sr. unsec. unsub. notes
4 1/4s, 2015		--	--	120,000	126,981
			1,010,770		4,321,514

Consumer			--%		0.1%
Jarden Corp. company guaranty sr.
unsec. sub. notes 7 1/2s, 2017		--	--	980,000	1,031,450
			--		1,031,450

Consumer goods			0.1%		0.1%
Fortune Brands, Inc. sr. unsec. unsub.
notes 3s, 2012		435,000	441,567	1,635,000	1,659,682
			441,567		1,659,682

Electric utilities			1.0%		1.8%
AES Corp. (The) sr. unsec. unsub. notes
8s, 2017		--	--	1,005,000	1,087,913
Aguila 3 SA company guaranty sr. notes
Ser. REGS, 7 7/8s, 2018 (Luxembourg)	CHF	--	--	315,000	341,979
Allegheny Energy Supply 144A sr. unsec.
bonds 8 1/4s, 2012		$820,000	876,159	$4,180,000	4,466,271
CMS Energy Corp. sr. notes 8 1/2s, 2011		439,000	445,105	1,924,000	1,950,757
CMS Energy Corp. sr. unsec. unsub.
notes FRN 1.253s, 2013		130,000	127,888	760,000	747,650
FirstEnergy Corp. notes Ser. B, 6.45s,
2011		291,000	302,354	1,081,000	1,123,178
KCP&L Greater Missouri Operations Co.
sr. unsec. unsub. notes 11 7/8s, 2012		631,000	712,772	3,439,000	3,884,663
Power Receivable Finance, LLC 144A sr.
notes 6.29s, 2012		409,388	409,494	2,776,385	2,777,107
Texas-New Mexico Power Co. 144A 1st
mtge. sec. 9 1/2s, 2019		654,000	822,588	3,816,000	4,799,686
			3,696,360		21,179,204

Electronics			--%		--%
NXP BV/NXP Funding, LLC company
guaranty sr. notes FRN Ser. EXCH,
3.053s, 2013 (Netherlands)		--	--	500,000	495,000
			--		495,000

Energy (oil field)			--%		0.1%
Expro Finance Luxemburg 144A sr. notes
8 1/2s, 2016 (Luxembourg)		--	--	884,000	870,740
			--		870,740

Financial			0.4%		0.9%
American Express Travel Related
Services Co., Inc. sr. unsec. unsub.
notes FRN Ser. EMTN, 0.461s, 2011		300,000	298,593	1,400,000	1,393,434
Berkshire Hathaway Finance Corp.
company guaranty sr. notes 4s, 2012		85,000	88,332	415,000	431,266
CIT Group, Inc. sr. bonds 7s, 2014		--	--	1,000,000	1,018,750
Erac USA Finance Co. 144A company
guaranty notes 2 1/4s, 2014		390,000	390,354	3,185,000	3,187,890
Erac USA Finance LLC 144A company
guaranty sr. unsec. unsub. notes
2 3/4s, 2013		445,000	453,418	2,315,000	2,358,793
GATX Corp. notes 4 3/4s, 2012		180,000	188,821	750,000	786,754
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr.
unsec. notes 7 3/4s, 2016		--	--	400,000	412,500
Leucadia National Corp. sr. unsec.

notes 7 1/8s, 2017		--	--	1,027,000	1,068,080
			1,419,518		10,657,467

Food			0.3%		0.6%
Dean Foods Co. company guaranty 7s, 2016		--	--	365,000	350,400
Kraft Foods, Inc. sr. unsec. notes
2 5/8s, 2013		730,000	751,127	3,270,000	3,364,636
Smithfield Foods, Inc. company guaranty
sr. notes 10s, 2014		--	--	905,000	1,064,506
Tyson Foods, Inc. sr. unsec. unsub.
notes 10 1/2s, 2014		400,000	476,000	1,960,000	2,332,400
			1,227,127		7,111,942

Forest products and packaging			0.5%		1.2%
Georgia-Pacific Corp. 144A company
guaranty 7 1/8s, 2017		--	--	965,000	1,027,725
Georgia-Pacific, LLC sr. unsec. unsub.
notes 8 1/8s, 2011		575,000	590,813	2,600,000	2,671,500
PE Paper Escrow GmbH 144A sr. notes
12s, 2014 (Austria)		--	--	890,000	1,037,003
Sappi Papier Holding AG 144A company
guaranty 6 3/4s, 2012 (Austria)		--	--	675,000	693,583
Sealed Air Corp. sr. notes 7 7/8s, 2017		265,000	296,122	1,385,000	1,547,659
Sealed Air Corp. 144A notes 5 5/8s, 2013		--	--	1,442,000	1,523,438
Verso Paper Holdings, LLC/Verso Paper,
Inc. sr. notes 11 1/2s, 2014		--	--	1,415,000	1,560,038
Weyerhaeuser Co. sr. unsec. unsub.
notes 7 1/4s, 2013		825,000	871,275	4,175,000	4,409,180
			1,758,210		14,470,126

Gaming and lottery			--%		0.1%
Lottomatica SpA sub. notes FRN Ser.
REGS, 8 1/4s, 2066 (Italy)	EUR	--	--	100,000	136,385
MGM Resorts International sr. notes
10 3/8s, 2014		$--	--	$340,000	385,050
			--		521,435

Health-care services			--%		0.4%
CHS/Community Health Systems, Inc.
company guaranty sr. unsec. sub. notes
8 7/8s, 2015		--	--	1,000,000	1,056,250
Fresenius US Finance II, Inc. 144A sr.
unsec. notes 9s, 2015		--	--	900,000	1,033,875
HCA, Inc. company guaranty sr. notes
9 5/8s, 2016 (PIK)		--	--	920,000	992,450
Tenet Healthcare Corp. sr. notes 9s,
2015		--	--	785,000	867,425
Tenet Healthcare Corp. sr. notes
8 7/8s, 2019		--	--	130,000	148,850
			--		4,098,850

Insurance			0.8%		1.1%
Hartford Financial Services Group, Inc.
(The) jr. unsec. sub. debs. FRB 8 1/8s,
2038		235,000	255,181	1,075,000	1,167,317
MetLife Global Funding I 144A sr. sec.
unsub. notes 5 1/8s, 2013		100,000	107,546	350,000	376,412
MetLife Global Funding I 144A sr.
unsec. notes 2 7/8s, 2012		270,000	276,526	1,030,000	1,054,895
MetLife Global Funding I 144A sr.
unsub. notes 5 1/8s, 2014		100,000	109,003	200,000	218,005
MetLife, Inc. sr. unsec. unsub. notes
2 3/8s, 2014		500,000	506,445	4,000,000	4,051,556
New York Life Global Funding 144A notes
3s, 2015		930,000	950,029	4,560,000	4,658,209
Prudential Financial, Inc. sr. notes
6.2s, 2015		425,000	469,342	1,595,000	1,761,414
			2,674,072		13,287,808

Investment banking/Brokerage			0.3%		0.4%
Goldman Sachs Group, Inc. (The) sr.
notes 3 5/8s, 2012		194,000	200,969	791,000	819,413
TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes 2.95s,
2012		770,000	788,025	4,250,000	4,349,488
			988,994		5,168,901

Lodging/Tourism			--%		0.1%
Host Hotels & Resorts LP company
guaranty sr. unsec. unsub. notes Ser.
Q, 6 3/4s, 2016 (R)		--	--	1,000,000	1,032,500
			--		1,032,500

Media			0.1%		0.2%
Interpublic Group of Companies, Inc.
(The) sr. unsec. notes 10s, 2017		--	--	895,000	1,065,050
Viacom, Inc. sr. unsec. notes 4 3/8s,
2014		310,000	332,808	1,571,000	1,686,583
			332,808		2,751,633

Metals			0.6%		0.9%
FMG Resources August 2006 Pty, Ltd.
144A sr. notes 7s, 2015 (Australia)		--	--	1,000,000	1,030,774
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017		400,000	446,000	1,836,000	2,047,140
Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 8.95s, 2014
(Australia)		505,000	613,541	2,495,000	3,031,258
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012		269,000	284,468	1,386,000	1,465,695
Teck Resources Limited sr. unsec.
unsub. notes 7s, 2012 (Canada)		630,000	671,823	3,190,000	3,401,768
			2,015,832		10,976,635

Natural gas utilities			0.4%		0.6%
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.65s, 2012		740,000	782,498	3,780,000	3,997,085
Kinder Morgan, Inc. sr. notes 6 1/2s,
2012		490,000	516,950	2,510,000	2,648,050
			1,299,448		6,645,135

Oil and gas			0.2%		1.2%
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015		--	--	935,000	1,093,950
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s,
2020		--	--	955,000	1,048,113
Gazprom OAO Via White Nights Finance BV

notes 10 1/2s, 2014 (Russia)		--	--	1,000,000	1,193,880
Petrobras International Finance Co.
company guaranty sr. unsec. notes
3 7/8s, 2016 (Brazil)		--	--	5,000,000	5,052,993
Petrohawk Energy Corp. company guaranty
sr. unsec. notes 10 1/2s, 2014		--	--	1,000,000	1,150,000
Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015		--	--	985,000	1,031,788
Ras Laffan Liquefied Natural Gas Co.,
Ltd. 144A company guaranty sr. notes
4 1/2s, 2012 (Qatar)		250,000	261,247	1,000,000	1,044,986
Total Capital SA company guaranty sr.
unsec. unsub. notes 3s, 2015 (France)		500,000	513,116	2,900,000	2,976,071
			774,363		14,591,781

Pharmaceuticals			--%		0.1%
ConvaTec Healthcare E SA 144A sr. notes
7 3/8s, 2017 (Luxembourg)	EUR	--	--	510,000	719,924
			--		719,924

Power producers			--%		0.2%
GenOn Energy, Inc. sr. unsec. unsub.
notes 7 5/8s, 2014		--	--	1,500,000	1,575,000
NRG Energy, Inc. sr. notes 7 3/8s, 2016		--	--	1,025,000	1,060,875
			--		2,635,875

Railroads			--%		--%
RailAmerica, Inc. company guaranty sr.
notes 9 1/4s, 2017		--	--	305,000	336,644
			--		336,644

Real estate			0.2%		0.5%
Omega Healthcare Investors, Inc. 144A
sr. notes 6 3/4s, 2022 (R)		--	--	1,730,000	1,708,375
Simon Property Group LP sr. unsec.
unsub. notes 5.1s, 2015 (R)		700,000	765,419	3,900,000	4,264,475
Simon Property Group LP sr. unsec.
unsub. notes 4.2s, 2015 (R)		70,000	73,822	300,000	316,381
			839,241		6,289,231

Regional Bells			0.4%		0.7%
Frontier Communications Corp. sr.
unsec. notes 8 1/4s, 2017		--	--	1,005,000	1,125,600
Frontier Communications Corp. sr.
unsec. notes 7 7/8s, 2015		605,000	671,550	2,835,000	3,146,850
Qwest Communications International,
Inc. company guaranty Ser. B, 7 1/2s,
2014		--	--	1,000,000	1,015,000
Verizon Pennsylvania, Inc. sr. unsec.
unsub. bonds 5.65s, 2011		645,000	669,786	3,150,000	3,271,048
			1,341,336		8,558,498

Retail			0.4%		0.8%
Autonation, Inc. company guaranty sr.
unsec. notes 6 3/4s, 2018		465,000	480,113	2,560,000	2,643,200
Macy's Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011		60,000	60,522	170,000	171,479
QVC Inc. 144A sr. notes 7 1/8s, 2017		215,000	225,750	965,000	1,013,250
Sears Holdings Corp. 144A sr. notes
6 5/8s, 2018		--	--	725,000	695,094
Staples, Inc. sr. unsec. notes 9 3/4s,
2014		505,000	615,408	2,495,000	3,040,482
SUPERVALU, Inc. sr. unsec. notes 8s,
2016		--	--	985,000	960,375
Toys R Us Property Co., LLC company
guaranty sr. notes 8 1/2s, 2017		--	--	950,000	1,035,500
			1,381,793		9,559,380

Telecommunications			0.2%		0.8%
Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United
Kingdom)		--	--	210,000	223,125
Intelsat Subsidiary Holding Co., Ltd.
company guaranty sr. unsec. notes
8 7/8s, 2015 (Bermuda)		--	--	973,000	1,004,623
NII Capital Corp. company guaranty sr.
unsec. unsub. notes 10s, 2016		--	--	920,000	1,030,400
SBA Tower Trust 144A company guaranty
mtge. notes 4.254s, 2015		625,000	653,521	2,900,000	3,032,336
Sprint Capital Corp. notes 8 3/8s, 2012		--	--	1,036,000	1,100,750
Wind Acquisition Finance SA 144A
company guaranty sr. notes 7 3/8s, 2018
(Netherlands)	EUR	--	--	850,000	1,194,553
Windstream Corp. company guaranty
8 5/8s, 2016		$--	--	$995,000	1,054,700
Windstream Corp. company guaranty sr.
unsec. unsub. notes 7 7/8s, 2017		--	--	1,000,000	1,072,500
			653,521		9,712,987

Telephone			0.2%		0.3%
CenturyLink, Inc. sr. unsec. unsub.
notes Ser. L, 7 7/8s, 2012		610,000	659,783	3,010,000	3,255,652
			659,783		3,255,652

Textiles			--%		0.1%
Hanesbrands, Inc. company guaranty sr.
unsec. notes FRN Ser. B, 3.831s, 2014		--	--	1,500,000	1,501,875
			--		1,501,875

Total corporate bonds and notes (cost
$30,077,412 and $217,100,993)			$30,695,509		$221,096,987

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)		100 Fund 6.3%		300 Fund 8.2%
		Principal amount	Value	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations			1.2%		3.4%
Government National Mortgage
Association Pass-Through Certificates
4s, TBA, February 1, 2041		$4,000,000	$4,010,625	$40,000,000	$40,106,248
			4,010,625		40,106,248

U.S. Government Agency Mortgage Obligations			5.1%		4.8%
Federal National Mortgage Association
Pass-Through Certificates 4s, TBA,
February 1, 2041		18,000,000	17,839,688	58,000,000	57,483,440
			17,839,688		57,483,440

Total U.S. government and agency
mortgage obligations (cost $21,774,610

and $97,329,532)			$21,850,313		$97,589,688

U.S. GOVERNMENT AGENCY OBLIGATIONS(a)		100 Fund 0.7%		300 Fund 0.4%
		Principal amount	Value	Principal amount	Value

Goldman Sachs Group, Inc (The) 1 5/8s,
FDIC guaranteed notes, July 15, 2011		$925,000	$930,921	$2,025,000	$2,037,962
Morgan Stanley 2s, FDIC guaranteed
notes, September 22, 2011		700,000	707,851	1,500,000	1,516,823
Wells Fargo & Co.
3s, FDIC guaranteed notes,
December 9, 2011		308,000	314,960	660,000	674,915
Wells Fargo & Co.
2 1/8s, FDIC guaranteed notes,
June 15, 2012		392,000	400,285	840,000	857,753

Total U.S. government agency
obligations (cost $2,330,599 and
$5,038,022)			$2,354,017		$5,087,453

ASSET-BACKED SECURITIES(a)		100 Fund 4.7%		300 Fund 9.3%
		Shares	Value	Shares	Value

Accredited Mortgage Loan Trust FRB Ser.
07-1, Class A3, 0.39s, 2037		1,019,000	$749,281	3,079,000	$2,264,019
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 06-NC2, Class A2B, 0.42s, 2036		1,228,928	614,464	5,354,215	2,677,108
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032 (F)		1,192,948	942,429	6,216,458	4,911,002
Ser. 00-5, Class A6, 7.96s, 2032		461,397	378,345	4,259,456	3,492,754
Ser. 00-6, Class A5, 7.27s, 2031		1,248,797	1,286,261	6,874,384	7,080,615
Ser. 01-1, Class A5, 6.99s, 2031 (F)		473,520	485,358	3,837,099	3,933,027
Ser. 01-3, Class A4, 6.91s, 2033		469,021	487,782	2,129,206	2,214,374
Countrywide Asset Backed Certificates
FRB Ser. 07-9, Class 2A3, 0.44s, 2047		--	--	7,440,000	3,349,510
FRB Ser. 06-23, Class 2A3, 0.43s, 2037		701,000	379,984	6,329,000	3,430,698
FRB Ser. 06-24, Class 2A3, 0.41s, 2047		1,275,000	656,625	--	--
First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0.5s, 2036		--	--	1,594,000	828,953
FRB Ser. 06-FF18, Class A2C, 0.42s, 2037		1,301,000	630,985	5,634,000	2,732,490
FRB Ser. 06-FF13, Class A2C, 0.42s, 2036		--	--	1,879,000	939,500
FRB Ser. 06-FF11, Class 2A3, 0.41s, 2036		--	--	1,556,000	918,040
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029		346,416	315,239	3,538,698	3,220,215
Ser. 96-8, Class M1, 7.85s, 2027		366,000	354,082	1,337,000	1,293,463
FRN Ser. 96-9, Class M1, 7.63s, 2027		1,252,000	1,234,501	4,575,000	4,511,057
Ser. 99-4, Class A7, 7.41s, 2031		--	--	2,374,301	2,208,100
Ser. 1997-5, Class M1, 6.95s, 2029		1,306,000	1,292,940	5,010,000	4,959,900
GSAA Home Equity Trust
FRB Ser. 05-11, Class 3A4, 0.51s, 2035		--	--	1,620,194	1,381,216
FRB Ser. 06-11, Class 2A2, 0.42s, 2036		--	--	2,086,156	1,126,524
FRB Ser. 07-4, Class A1, 0.36s, 2037		110,430	53,964	539,137	263,462
FRB Ser. 06-17, Class A1, 0.32s, 2036		994,983	507,441	4,180,141	2,131,872
FRB Ser. 06-16, Class A1, 0.32s, 2036		526,559	302,771	2,395,355	1,377,329
FRB Ser. 06-12, Class A1, 0.31s, 2036		707,138	368,348	7,938,884	4,135,364
GSAMP Trust
FRB Ser. 07-HE2, Class A2A, 0.38s, 2047		26,215	24,688	80,496	75,807
FRB Ser. 07-NC1, Class A2B, 0.36s, 2046		--	--	11,562,000	5,202,900
HSI Asset Securitization Corp. Trust
FRB Ser. 06-HE1, Class 2A1, 0.31s, 2036		28,102	22,482	119,487	95,590
Lehman XS Trust
FRB Ser. 06-8, Class 2A1, 0.44s, 2036		--	--	4,655,649	2,746,833
FRB Ser. 06-19, Class A2, 0.43s, 2036		--	--	11,335,842	6,801,505
FRB Ser. 07-3, Class 1BA1, 0.42s, 2037
(F)		--	--	3,466,773	1,516,713
Long Beach Mortgage Loan Trust FRB Ser.
06-WL1, Class 2A3, 0.5s, 2046		--	--	1,576,234	1,150,651
Madison Avenue Manufactured Housing
Contract FRB Ser. 02-A, Class B1,
3.51s, 2032		1,459,000	1,327,690	5,001,000	4,550,910
Merrill Lynch First Franklin Mortgage
Loan Asset Backed Certificates
FRB Ser. 07-1, Class A2C, 0.51s, 2037		--	--	1,635,000	792,975
FRB Ser. 07-1, Class A2B, 0.43s, 2037		1,681,876	924,612	5,372,713	2,953,649
Morgan Stanley Capital, Inc. FRB Ser.
06-WMC2, Class A2C, 0.41s, 2036		--	--	2,830,406	1,018,946
Morgan Stanley IXIS Real Estate Capital
FRB Ser. 06-2, Class A3, 0.41s, 2036		--	--	11,310,000	4,170,563
Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A4, 7.4s, 2030		521,000	359,490	3,569,000	2,462,610
Ser. 02-B, Class A4, 7.09s, 2032		--	--	2,996,170	2,905,099
Ser. 02-A, Class A4, 6.97s, 2032		--	--	2,660,157	2,700,059
Ser. 98-A, Class M, 6.825s, 2028		1,324,000	1,229,490	2,176,000	2,020,672
Ser. 02-B, Class A2, 5.19s, 2019		1,348,478	1,185,920	2,337,152	2,055,410
Securitized Asset Backed Receivables,
LLC
FRB Ser. 06-FR4, Class A2B, 0.43s, 2036		--	--	2,272,118	969,626
FRB Ser. 07-BR4, Class A2A, 0.35s, 2037		171,862	117,296	677,454	462,362
WAMU Asset-Backed Certificates
FRB Ser. 07-HE2, Class 2A1, 0.37s, 2037		66,497	44,207	314,398	209,012
FRB Ser. 07-HE1, Class 2A1, 0.31s, 2037		88,630	83,755	348,408	329,245

Total asset-backed securities (cost
$15,948,009 and $108,183,225)			$16,360,430		$110,571,729

FOREIGN GOVERNMENT BONDS AND NOTES(a)		100 Fund 0.4%		300 Fund 1.8%
		Principal amount	Value	Principal amount	Value

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		$--	$--	$1,175,000	$1,204,963
Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015		400,000	374,800	13,520,000	12,668,240
Argentina (Republic of) sr. unsec.
unsub. bonds FRB 0.469s, 2012		2,130,000	504,810	14,010,000	3,320,370
Ontario (Province of) sr. unsec. unsub.
bonds 1 7/8s, 2012		600,000	611,682	2,100,000	2,140,887
Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013		--	--	1,700,000	1,763,750

Total foreign government bonds and
notes (cost $1,448,097 and $21,204,381)			$1,491,292		$21,098,210

PURCHASED OPTIONS OUTSTANDING(a)		100 Fund 0.2%		300 Fund 0.3%
	Expiration date/	Contract		Contract
	strike price	amount	Value	amount	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 4.22% versus
the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22	$2,189,400	$53,071	12,660,000	$306,878
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 4.22% versus
the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22	2,189,400	17,428	12,660,000	100,774
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 3.04% versus
the three month USD-LIBOR-BBA maturing

February 9, 2021.	Feb-11/3.04		5,440,300	210,920	31,457,300	1,219,600
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.04% versus
the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04		5,440,300	109	31,457,300	629
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 3.11% versus
the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11		5,440,300	177,952	31,457,300	1,028,969
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.11% versus
the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11		5,440,300	326	31,457,300	1,887
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.59% versus
the three month USD-LIBOR-BBA maturing
April 28, 2021.	Apr-11/3.59		6,329,045	118,290	24,052,563	449,542
Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 3.7375% versus
the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375		5,836,600	138,444	22,181,100	526,136
Option on an interest rate swap with
Credit Suisse International for
the right to pay a fixed rate of 1.578%
versus the six month CHF-LIBOR-BBA
maturing December 24, 2013.	Dec-11/1.578	CHF	2,290,000	6,667	15,020,000	43,730
Option on an interest rate swap with
Credit Suisse International for
the right to pay a fixed rate of 1.602%
versus the six month CHF-LIBOR-BBA
maturing December 22, 2013.	Dec-11/1.602	CHF	2,290,000	6,289	15,020,000	41,251
Option on an interest rate swap with
UBS AG for the right to pay a fixed
rate of 1.722% versus the six month
CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.722	CHF	2,290,000	4,853	15,020,000	31,834
Option on an interest rate swap with
Credit Suisse International for
the right to pay a fixed rate
of 1.70175% versus the six month
CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.70175	CHF	2,290,000	6,810	15,020,000	44,665

Total purchased options outstanding
(cost $912,488 and $4,850,866)				$741,159		$3,795,895

SENIOR LOANS(a)(c)			100 Fund --%		300 Fund 1.8%
			Principal amount	Value	Principal amount	Value

Advantage Sales & Marketing, LLC bank
term loan FRN 5 1/4s, 2017			$--	$--	$1,000,000	$1,005,171
Affinion Group, Inc. bank term loan FRN
5s, 2016			--	--	997,487	1,003,722
Amscan Holdings, Inc. bank term loan
FRN 6 3/4s, 2017			--	--	997,500	1,010,956
Armstrong World Industries, Inc. bank
term loan FRN Ser. B, 5s, 2017			--	--	285,000	288,776
Atlantic Broadband Finance, LLC bank
term loan FRN Ser. B, 5s, 2015			--	--	642,835	647,254
Centage Learning Acquisitions, Inc.
bank term loan FRN Ser. B, 2.55s, 2014			--	--	997,423	980,378
Cenveo Corp. bank term loan FRN Ser. B,
6 1/4s, 2016			--	--	800,000	810,500
Clubcorp Club Operations, Inc. bank
term loan FRN Ser. B, 6s, 2016			--	--	250,000	252,969
CNO Financial Group, Inc. bank term
loan FRN 7 1/2s, 2016			--	--	420,000	424,200
CommScope, Inc. bank term loan FRN
Ser. B, 5s, 2018			--	--	355,000	362,100
DaVita, Inc. bank term loan FRN Ser. B,
4 1/2s, 2016			--	--	1,000,000	1,013,386
Green Mountain Coffee Roasters, Inc.
bank term loan FRN Ser. B, 5 1/2s, 2016			--	--	666,000	668,498
Gymboree Corp. bank term loan FRN
5 1/2s, 2017			--	--	1,583,000	1,602,045
Harrah's Operating Co., Inc. bank term
loan FRN Ser. B1, 3.303s, 2015			--	--	1,000,000	928,906
Intelsat Jackson Holdings, Ltd. bank
term loan FRN Ser. B, 5 1/4s, 2018
(Bermuda)			--	--	1,000,000	1,012,250
Multiplan, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2017			--	--	970,497	979,293
Neiman Marcus Group, Inc. (The) bank
term loan FRN Ser. B, 4.303s, 2016			--	--	1,000,000	1,004,856
Novelis, Inc. bank term loan FRN
Ser. B, 5 1/4s, 2016			--	--	285,000	289,809
Petco Animal Supplies, Inc. bank term
loan FRN 6s, 2017			--	--	833,000	843,413
Sequa Corp. bank term loan FRN 3.56s,
2014			--	--	1,000,000	985,000
ServiceMaster Co. (The) bank term loan
FRN Ser. B, 2.779s, 2014			--	--	1,091,321	1,074,756
ServiceMaster Co. (The) bank term loan
FRN Ser. DD, 2.77s, 2014			--	--	108,679	107,030
Spectrum Brands, Inc. bank term loan
FRN 5s, 2016			--	--	1,000,000	1,008,750
Styron Corp. bank term loan FRN 6s, 2017			--	--	500,000	507,709
Swift Transportation Co., LLC bank term
loan FRN 6s, 2016			--	--	943,354	955,146
Syniverse Holdings, Inc. bank term loan
FRN 5 1/4s, 2017			--	--	666,000	675,990
TransDigm Group, Inc. bank term loan
FRN Ser. B, 5s, 2016			--	--	222,000	225,275
Tronox Worldwide bank term loan FRN
Ser. B, 7s, 2015			--	--	500,000	504,375

Total senior loans (cost $-- and
$20,845,897)				$--		$21,172,513

SHORT-TERM INVESTMENTS(a)		100 Fund 53.1%		300 Fund 24.8%
		Principal amount/shares	Value	Principal amount/shares	Value

Egypt Treasury Bills for an effective
yield of 10.10%, March 8, 2011	EGP	--	$--	17,900,000	$2,963,256
Egypt Treasury Bills for an effective
yield of 9.79%, April 5, 2011	EGP	--	--	4,625,000	759,542
Federal Farm Credit Bank for
an effective yield of 0.27%,
February 28, 2011		$500,000	500,000	$1,300,000	1,300,000
U.S. Treasury Bills for an effective
yield of 0.28%, December 15, 2011 (SEG)
(SEGSF)		60,000,000	59,852,040	57,000,000	56,859,438
U.S. Treasury Bills for effective
yields from 0.25% to 0.27%,
June 2, 2011 (SEG) (SEGSF)		9,000,000	8,991,846	760,000	759,311
U.S. Treasury Bills for effective
yields from 0.22% to 0.24%, 07/28/2011

(SEG) (SEGSF)	--	--	919,000	917,850
U.S. Treasury Bills for effective
yields from 0.20% to 0.25%,
October 20, 2011 (SEG) (SEGSF)	64,700,000	64,605,732	87,000,000	86,873,241
U.S. Treasury Bills for an effective
yield of 0.20%, September 22, 2011	15,000,000	14,980,095	20,000,000	19,973,460
U.S. Treasury Bills for effective
yields from 0.19% to 0.24%,
August 25, 2011 (SEG) (SEGSF)	13,000,000	12,982,008	5,602,000	5,594,247
U.S. Treasury Bills for an effective
yield of 0.15%, May 19, 2011	--	--	25,000,000	24,988,525
U.S. Treasury Bills for an effective
yield of 0.23%, May 5, 2011	8,000,000	7,995,328	--	--
U.S. Treasury Bills for effective
yields from 0.20% to 0.31%,
March 10, 2011 (SEG)	70,000	69,977	332,000	331,911
U.S. Treasury Bills zero%,
September 22, 2011 (i)	--	--	39,000	38,957
U.S. Treasury Bills zero%,
June 16, 2011 (i)	--	--	1,012,000	1,011,393
Putnam Money Market Liquidity Fund
0.17% (e)	14,482,420	14,482,420	92,848,687	92,848,687

Total short-term investments (cost
$184,451,333 and $295,398,014)		$184,459,446		$295,219,818

TOTAL INVESTMENTS

Total investments (cost $371,865,635
and $1,280,426,147) (b)		$375,213,773		$1,300,690,695

Putnam Absolute Return 100 Fund

FORWARD CURRENCY CONTRACTS at 1/31/11 (aggregate face value $895,124) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	2/16/11	$4,879	$4,977	$98
	British Pound	Sell	2/16/11	26,277	25,399	(878)
	Canadian Dollar	Buy	2/16/11	7,589	7,656	(67)
	Euro	Buy	2/16/11	67,912	66,305	1,607
	Japanese Yen	Sell	2/16/11	5,189	5,223	34

Barclays Bank PLC
	British Pound	Sell	2/16/11	60,244	58,252	(1,992)
	Canadian Dollar	Buy	2/16/11	12,981	13,109	(128)
	Swiss Franc	Sell	2/16/11	27,344	27,664	320

Citibank, N.A.
	Australian Dollar	Buy	2/16/11	5,974	6,090	(116)
	British Pound	Sell	2/16/11	46,465	44,912	(1,553)
	Canadian Dollar	Buy	2/16/11	12,482	12,606	(124)
	Euro	Buy	2/16/11	6,846	6,684	162
	Japanese Yen	Buy	2/16/11	2,229	2,243	(14)
	Swiss Franc	Buy	2/16/11	318	322	(4)

Credit Suisse AG
	Australian Dollar	Sell	2/16/11	1,693	1,727	34
	British Pound	Sell	2/16/11	19,708	19,043	(665)
	Euro	Sell	2/16/11	8,763	8,559	(204)
	Swiss Franc	Buy	2/16/11	12,294	12,436	(142)

Deutsche Bank AG
	Australian Dollar	Buy	2/16/11	100	101	(1)
	Canadian Dollar	Buy	2/16/11	9,985	10,079	(94)
	Euro	Sell	2/16/11	27,932	27,292	(640)

Goldman Sachs International
	British Pound	Sell	2/16/11	801	774	(27)
	Euro	Sell	2/16/11	36,695	35,833	(862)
	Swiss Franc	Sell	2/16/11	22,681	22,941	260

HSBC Bank USA, National Association
	British Pound	Buy	2/16/11	155,097	154,513	584
	Euro	Buy	2/16/11	6,709	6,552	157
	Swiss Franc	Buy	2/16/11	27,980	28,270	(290)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	2/16/11	8,165	8,326	(161)
	British Pound	Sell	2/16/11	160	155	(5)
	Euro	Buy	2/16/11	31,492	30,747	745
	Japanese Yen	Sell	2/16/11	904	909	5
	Swiss Franc	Sell	2/16/11	22,151	22,150	(1)

Royal Bank of Scotland PLC (The)
	British Pound	Sell	2/16/11	5,448	5,266	(182)
	Swiss Franc	Sell	2/16/11	32,961	33,348	387

State Street Bank and Trust Co.
	Euro	Buy	2/16/11	4,655	4,547	108
	Swedish Krona	Buy	2/16/11	10,167	10,110	57
	Swiss Franc	Buy	2/16/11	4,769	4,824	(55)

UBS AG
	British Pound	Sell	2/16/11	65,531	63,348	(2,183)
	Euro	Sell	2/16/11	5,203	5,081	(122)

Westpac Banking Corp.
	Australian Dollar	Sell	2/16/11	1,593	1,599	6
	British Pound	Buy	2/16/11	13,939	13,471	468
	Euro	Buy	2/16/11	83,658	81,681	1,977

Total						$(3,501)

Putnam Absolute Return 100 Fund

FUTURES CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	3	$282,645	Mar-11	$(1,286)
Canadian Government Bond 10 yr (Long)	27	3,270,096	Mar-11	(2,908)
Euro-Bund 10 yr (Long)	6	1,016,734	Mar-11	(88)
Japanese Government Bond 10 yr (Short)	2	3,414,497	Mar-11	(8,085)
Japanese Government Bond 10 yr Mini (Short)	3	512,101	Mar-11	242
U.K. Gilt 10 yr (Long)	48	9,024,460	Mar-11	(8,965)
U.S. Treasury Bond 20 yr (Short)	75	9,046,875	Mar-11	114,928
U.S. Treasury Bond 30 yr (Long)	149	18,350,281	Mar-11	(549,682)
U.S. Treasury Note 5 yr (Short)	24	2,841,938	Mar-11	28,103
U.S. Treasury Note 10 yr (Short)	169	20,414,672	Mar-11	666,804

Total				$239,063

Putnam Absolute Return 100 Fund

WRITTEN OPTIONS OUTSTANDING at 1/31/11 (premiums received $7,068,759) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	$3,714,000	Aug-11/4.49	$270,899
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	3,714,000	Aug-11/4.49	25,998
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	2,926,000	Aug-11/4.475	210,058
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.	2,926,000	Aug-11/4.475	30,255
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	1,857,000	Aug-11/4.55	143,360
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.	1,857,000	Aug-11/4.55	16,862
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	1,266,000	Aug-11/4.70	112,206
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.	1,266,000	Aug-11/4.70	8,267
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	7,211,000	Jul-11/4.52	548,035
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	7,211,000	Jul-11/4.52	54,515
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	3,605,500	Jul-11/4.5475	281,229
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	3,605,500	Jul-11/4.5475	25,239
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	9,007,500	Jan-12/4.80	771,655
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	9,007,500	Jan-12/4.80	142,000
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	4,204,800	Aug-15/4.375	314,687
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	4,204,800	Aug-15/4.375	711,957
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	4,204,800	Aug-15/4.46	332,978
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	4,204,800	Aug-15/4.46	680,253
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	4,829,800	Sep-15/4.04	163,392
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	4,829,800	Sep-15/4.04	547,844
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	91,380	Feb-15/5.27	6,789
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	91,380	Feb-15/5.27	5,456
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	189,400	Apr-12/4.8675	16,147
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	189,400	Apr-12/4.8675	3,830
Option on an interest rate swap with Bank of America, N.A.

for the obligation to pay a fixed rate of 4.72% versus the
three month USD-LIBOR-BBA maturing January 19, 2022.		5,404,500	Jan-12/4.72	434,900
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA maturing January 19, 2022.		5,404,500	Jan-12/4.72	94,633
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.		5,836,600	Mar-11/4.665	117
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 4.7375% versus
the three month USD-LIBOR-BBA maturing March 9, 2021.		5,836,600	Mar-11/4.7375	117
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.		2,290,000	Dec-11/0.578	754
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.		2,290,000	Dec-11/0.602	896
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
3.89% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.		2,531,618	April-11/3.89	24,344
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.70175% versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	CHF	2,290,000	Jan-12/0.70175	1,672
Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	2,290,000	Jan-12/0.722	4,368

Total				$5,985,712

Putnam Absolute Return 100 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
GBP	350,000	(E)	$--	12/7/30	6 month GBP-LIBOR-BBA	4.93%	$1,038

GBP	220,000		--	12/8/20	3.685%	6 month GBP-LIBOR-BBA	2,217

GBP	340,000	(E)	--	12/8/30	6 month GBP-LIBOR-BBA	4.9675%	2,092

GBP	501,000		--	12/9/20	3.63%	6 month GBP-LIBOR-BBA	8,896

GBP	1,000,000	(E)	--	12/9/30	6 month GBP-LIBOR-BBA	4.85643%	(3,269)

AUD	460,000		--	12/21/20	6.0975%	6 month AUD-BBR-BBSW	(3,555)

AUD	910,000		--	9/17/15	6 month AUD-BBR-BBSW	5.38%	(9,311)

AUD	400,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	11,320

AUD	410,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	8,494

AUD	920,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	(3,075)

AUD	1,310,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	(6,648)

AUD	660,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	16,653

GBP	1,320,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	8,895

GBP	2,820,000		--	1/21/13	1.815%	6 month GBP-LIBOR-BBA	(7,371)

Barclays Bank PLC
AUD	410,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	6,072

AUD	530,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	(4,789)

	$3,618,700	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(224,034)

AUD	470,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	2,434

AUD	1,200,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	10,271

	$6,879,100		76,657	10/28/30	3 month USD-LIBOR-BBA	3.38%	(613,706)

AUD	700,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(17,156)

GBP	1,600,000		--	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	3,988

GBP	1,130,000		--	1/25/13	1.61625%	6 month GBP-LIBOR-BBA	4,375

GBP	2,820,000		--	1/25/13	1.61%	6 month GBP-LIBOR-BBA	11,466

GBP	650,000		--	1/25/21	6 month GBP-LIBOR-BBA	3.72%	(8,267)

	$8,351,800		661	1/28/16	2.17%	3 month USD-LIBOR-BBA	5,112

	5,673,800		843	1/28/21	3.41%	3 month USD-LIBOR-BBA	29,550

	3,834,700		(2,046)	1/28/41	3 month USD-LIBOR-BBA	4.21%	(63,068)

AUD	920,000		--	12/8/20	6 month AUD-BBR-BBSW	5.93%	(4,407)

AUD	920,000		--	12/22/15	5.895%	6 month AUD-BBR-BBSW	(7,698)

Citibank, N.A.
GBP	8,420,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	(1,810)

GBP	6,740,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	124,775

GBP	2,000,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	(95,213)

	$6,961,800		--	9/24/20	2.5875%	3 month USD-LIBOR-BBA	428,568

	2,173,700		--	11/8/15	3 month USD-LIBOR-BBA	1.305%	(73,570)

	3,243,000		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	205,344

SEK	4,210,000		--	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	24,290

	$58,322,100		(16,048)	12/10/12	0.81%	3 month USD-LIBOR-BBA	(142,176)

	2,300,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	1,598

	7,264,300		22,360	1/28/16	3 month USD-LIBOR-BBA	2.17%	18,488

	6,728,300		(39,857)	1/28/21	3.41%	3 month USD-LIBOR-BBA	(5,814)

	3,165,700		33,997	1/28/41	3 month USD-LIBOR-BBA	4.21%	(16,379)

Credit Suisse International
	2,049,600		49	3/19/11	3 month USD-LIBOR-BBA	0.5%	3,608

CHF	820,000		--	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	5,962

	$3,400,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(34,787)

CHF	3,930,000		--	1/28/13	0.675%	6 month CHF-LIBOR-BBA	(165)

	$202,000		(819)	2/1/21	3.47%	3 month USD-LIBOR-BBA	(761)

CHF	1,200,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(954)

	$11,379,600		--	10/7/40	3.377%	3 month USD-LIBOR-BBA	1,693,244

	4,512,500		(4,444)	10/27/14	3 month USD-LIBOR-BBA	1.06%	(84,200)

	21,147,300		(5,813)	11/3/12	0.50%	3 month USD-LIBOR-BBA	53,878

	2,173,700		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(72,909)

	3,162,400		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	168,590

CHF	3,930,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(28,468)

GBP	1,730,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	36,553

GBP	960,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	(46,042)

Deutsche Bank AG
	$46,946,800		(1,332)	11/3/12	0.50%	3 month USD-LIBOR-BBA	133,562

	21,772,800		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(1,307,600)

	40,983,900		--	11/5/15	1.3855%	3 month USD-LIBOR-BBA	1,212,269

	44,576,500		104,425	7/27/20	3 month USD-LIBOR-BBA	2.94%	(1,562,095)

	78,469,100		202,252	5/6/15	2.68%	3 month USD-LIBOR-BBA	(2,880,366)

	1,237,400		281	12/31/20	3 month USD-LIBOR-BBA	3.55%	13,939

	1,518,400		5,462	12/31/40	4.28%	3 month USD-LIBOR-BBA	5,315

	1,500,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	(37,874)

	1,901,100		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	14,233

EUR	3,420,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	39,169

Goldman Sachs International
AUD	197,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	2,182

AUD	680,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	7,684

SEK	2,300,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	4,102

CHF	3,450,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	4,790

	$2,328,500		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	226,521

	19,206,500		--	7/23/14	3 month USD-LIBOR-BBA	1.5475%	40,978

	64,059,200		(7,131)	10/1/12	0.59%	3 month USD-LIBOR-BBA	(53,327)

	2,536,700		(625)	10/1/13	0.84%	3 month USD-LIBOR-BBA	10,449

	8,707,700		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(59,704)

	2,796,400		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	251,892

AUD	920,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(9,147)

AUD	410,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	11,506

AUD	380,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	4,468

GBP	800,000		--	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(75)

	$4,686,400		(3,593)	1/27/41	4.29%	3 month USD-LIBOR-BBA	5,572

JPMorgan Chase Bank, N.A.
AUD	470,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(1,554)

AUD	352,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(1,763)

JPY	140,000,000		--	12/7/20	1.25%	6 month JPY-LIBOR-BBA	(3,424)

	$7,098,100		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(3,178)

	5,145,200	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(33,753)

	3,618,700	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(201,706)

GBP	655,500		--	12/23/20	6 month GBP-LIBOR-BBA	3.6245%	(13,545)

AUD	130,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	913

JPY	193,710,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(12,014)

AUD	352,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	1,328

AUD	900,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	20,312

	$4,800,000		--	10/28/20	3 month USD-LIBOR-BBA	2.72175%	(257,437)

	43,449,400		--	11/5/15	3 month USD-LIBOR-BBA	1.42%	(1,212,966)

	40,815,700		--	11/12/15	3 month USD-LIBOR-BBA	1.435%	(1,139,315)

	17,060,000		5,276	1/6/13	0.79%	3 month USD-LIBOR-BBA	(8,370)

JPY	50,000,000		--	1/24/21	6 month JPY-LIBOR-BBA	1.3025%	2,876

	$2,372,800		560	1/27/13	0.84%	3 month USD-LIBOR-BBA	(1,887)

	5,796,300		(789)	1/31/15	3 month USD-LIBOR-BBA	1.79%	10,579

	8,954,000		6,652	1/31/21	3 month USD-LIBOR-BBA	3.51%	39,952

	1,920,100		(3,551)	1/31/41	4.33%	3 month USD-LIBOR-BBA	(13,212)

JPY	193,170,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	380

AUD	60,000		--	9/16/15	6 month AUD-BBR-BBSW	5.375%	(628)

AUD	10,000		--	9/16/20	5.549%	6 month AUD-BBR-BBSW	301

CAD	590,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	14,881

	$11,614,000		--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	(13,991)

JPY	8,800,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(89)

JPY	11,800,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	314

	$17,842,900		--	12/6/12	0.805%	3 month USD-LIBOR-BBA	(39,066)

UBS, AG
	3,800,700		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	107,561

Total							$(5,361,889)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Absolute Return 100 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$6,456,899	$--	1/12/38	(6.50%) 1 month	Synthetic TRS	$(9,856)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	1,380,971	--	1/12/39	5.50% (1 month	Synthetic TRS	(4,660)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	5,246,333	--	1/12/39	5.50% (1 month	Synthetic TRS	(17,705)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	5,658,596	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(8,637)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	1,929,463	--	1/12/38	6.50% (1 month	Synthetic TRS	2,945
				USD-LIBOR)	Index 6.50% 30
					year Fannie Mae
					pools

	1,591,077	--	1/12/39	5.50% (1 month	Synthetic TRS	(5,369)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	1,707,558	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(2,606)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	2,066,120	--	1/12/39	5.50% (1 month	Synthetic TRS	(6,972)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	2,219,755	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(3,388)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	4,554,650	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(6,952)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	4,205,024	--	1/12/39	5.50% (1 month	Synthetic TRS	(14,191)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	4,205,024	--	1/12/39	5.50% (1 month	Synthetic TRS	(14,191)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	4,554,650	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(6,952)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

Citibank, N.A.
GBP	1,050,000	--	5/18/13	(3.38%)	GBP Non-revised	28,080
					UK Retail Price
					Index

Goldman Sachs International
	$525,000	--	7/28/11	(0.685%)	USA Non Revised	5,032
					Consumer Price
					Index- Urban
					(CPI-U)

	525,000	--	7/29/11	(0.76%)	USA Non Revised	4,636
					Consumer Price
					Index- Urban
					(CPI-U)

	525,000	--	7/30/11	(0.73%)	USA Non Revised	4,791
					Consumer Price
					Index- Urban
					(CPI-U)

	3,276,774	--	1/12/39	5.50% (1 month	Synthetic TRS	(11,058)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	5,967,388	--	1/12/39	5.50% (1 month	Synthetic TRS	(20,138)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	6,436,313	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(9,825)

				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

JPMorgan Chase Bank, N.A.
EUR	295,000	--	8/10/12	(1.435%)	Eurostat	4,422
					Eurozone HICP
					excluding tobacco

Total						$(92,594)

Putnam Absolute Return 100 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
France, Gov't of,
4.25%, 04/25/2019	--	$(97,593)	$2,370,000	12/20/15	(25 bp)	$(20,020)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(1,513)	170,000	12/20/19	(100 bp)	15,753

Deutsche Bank AG
France, Gov't of,
4.25%, 04/25/2019	--	1,870	2,000,000	6/20/15	(100 bp)	(7,919)

JPMorgan Chase Bank, N.A.
Spain Gov't, 5.5%,
7/30/2017	--	(105,116)	1,400,000	6/20/15	(100 bp)	(26,218)

Spain Gov't, 5.5%,
7/30/2017	--	(109,345)	1,200,000	6/20/16	(100 bp)	(25,830)

Total						$(64,234)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2011. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS at 1/31/11 (aggregate face value $426,627,316) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	2/16/11	$526,616	$537,235	$10,619
	Brazilian Real	Buy	2/16/11	1,942,514	1,940,076	2,438
	British Pound	Sell	2/16/11	642,337	641,444	(893)
	Canadian Dollar	Sell	2/16/11	2,647,942	2,645,932	(2,010)
	Chilean Peso	Buy	2/16/11	1,320,489	1,319,880	609
	Czech Koruna	Buy	2/16/11	2,189,969	2,140,231	49,738
	Euro	Sell	2/16/11	8,751,809	8,544,692	(207,117)
	Japanese Yen	Sell	2/16/11	1,164,417	1,157,156	(7,261)
	Mexican Peso	Buy	2/16/11	757,461	748,898	8,563
	Norwegian Krone	Buy	2/16/11	4,523,837	4,456,800	67,037
	Singapore Dollar	Sell	2/16/11	2,068,915	2,046,941	(21,974)
	South Korean Won	Buy	2/16/11	3,116,493	3,125,334	(8,841)
	Swedish Krona	Buy	2/16/11	539,992	520,342	19,650
	Swiss Franc	Sell	2/16/11	7,750,868	7,661,657	(89,211)
	Taiwan Dollar	Sell	2/16/11	825,142	818,520	(6,622)
	Turkish Lira (New)	Sell	2/16/11	1,094,433	1,094,745	312

Barclays Bank PLC
	Australian Dollar	Buy	2/16/11	3,153,919	3,216,698	(62,779)
	Brazilian Real	Buy	2/16/11	1,638,272	1,631,441	6,831
	British Pound	Sell	2/16/11	4,834,590	4,782,726	(51,864)
	Canadian Dollar	Sell	2/16/11	3,452,570	3,480,397	27,827
	Chilean Peso	Buy	2/16/11	50,628	49,880	748
	Czech Koruna	Buy	2/16/11	1,509,827	1,499,773	10,054
	Euro	Sell	2/16/11	4,206,602	4,211,140	4,538
	Hungarian Forint	Sell	2/16/11	1,716,952	1,644,399	(72,553)
	Indian Rupee	Buy	2/17/11	1,069,512	1,078,386	(8,874)
	Japanese Yen	Sell	2/16/11	5,980,637	5,949,805	(30,832)
	Mexican Peso	Buy	2/16/11	1,560,781	1,560,664	117
	New Zealand Dollar	Sell	2/16/11	569,616	570,497	881
	Norwegian Krone	Sell	2/16/11	534,846	534,958	112
	Philippines Peso	Buy	2/16/11	1,099,081	1,100,504	(1,423)
	Polish Zloty	Buy	2/16/11	2,239,878	2,184,320	55,558
	Singapore Dollar	Sell	2/16/11	43,837	43,435	(402)
	South Korean Won	Buy	2/16/11	2,766,483	2,772,010	(5,527)
	Swedish Krona	Buy	2/16/11	3,570,243	3,437,651	132,592
	Swiss Franc	Sell	2/16/11	4,154,810	4,064,279	(90,531)
	Taiwan Dollar	Buy	2/16/11	70,770	70,563	207
	Thai Baht	Buy	2/16/11	1,068,338	1,065,358	2,980
	Turkish Lira (New)	Buy	2/16/11	598,542	599,178	(636)

Citibank, N.A.
	Australian Dollar	Buy	2/16/11	2,978,580	3,036,193	(57,613)
	Brazilian Real	Buy	2/16/11	2,265,478	2,256,973	8,505
	British Pound	Buy	2/16/11	916,960	886,310	30,650
	Canadian Dollar	Buy	2/16/11	993,852	1,004,414	(10,562)
	Chilean Peso	Sell	2/16/11	411,469	403,910	(7,559)
	Czech Koruna	Buy	2/16/11	740,768	740,709	59
	Euro	Sell	2/16/11	4,278,075	4,167,359	(110,716)
	Hungarian Forint	Sell	2/16/11	125,212	120,088	(5,124)
	Japanese Yen	Sell	2/16/11	4,385,585	4,365,086	(20,499)
	Mexican Peso	Buy	2/16/11	1,697,075	1,696,724	351
	New Zealand Dollar	Buy	2/16/11	61,826	60,971	855
	Norwegian Krone	Buy	2/16/11	3,295,782	3,270,364	25,418
	Polish Zloty	Buy	2/16/11	2,111,231	2,080,640	30,591
	Singapore Dollar	Sell	2/16/11	2,075,244	2,058,986	(16,258)
	South African Rand	Buy	2/16/11	204,751	215,514	(10,763)
	South Korean Won	Buy	2/16/11	3,205,267	3,195,492	9,775
	Swedish Krona	Buy	2/16/11	318,375	319,307	(932)
	Swiss Franc	Sell	2/16/11	3,760,759	3,804,316	43,557
	Taiwan Dollar	Buy	2/16/11	54,329	54,078	251
	Turkish Lira (New)	Buy	2/16/11	187,569	195,133	(7,564)

Credit Suisse AG
	Australian Dollar	Buy	2/16/11	4,340,771	4,301,835	38,936
	Brazilian Real	Buy	2/16/11	1,324,520	1,318,761	5,759
	British Pound	Sell	2/16/11	3,503,772	3,498,906	(4,866)
	Canadian Dollar	Sell	2/16/11	3,618,628	3,614,160	(4,468)
	Czech Koruna	Buy	2/16/11	2,634,258	2,625,591	8,667
	Euro	Sell	2/16/11	1,146,434	1,147,654	1,220
	Indian Rupee	Buy	2/17/11	1,087,244	1,086,979	265
	Japanese Yen	Sell	2/16/11	7,693,403	7,738,213	44,810
	Malaysian Ringgit	Buy	2/16/11	1,639,275	1,634,559	4,716
	Norwegian Krone	Buy	2/16/11	2,190,010	2,186,653	3,357
	Polish Zloty	Buy	2/16/11	1,312,805	1,302,448	10,357
	South African Rand	Buy	2/16/11	220,812	236,281	(15,469)
	South Korean Won	Buy	2/16/11	3,381,464	3,384,316	(2,852)
	Swedish Krona	Buy	2/16/11	491,109	471,256	19,853
	Swiss Franc	Sell	2/16/11	3,389,601	3,428,823	39,222
	Taiwan Dollar	Buy	2/16/11	25,964	26,004	(40)
	Turkish Lira (New)	Sell	2/16/11	1,145,261	1,145,586	325

Deutsche Bank AG
	Australian Dollar	Buy	2/16/11	11,490,466	11,605,653	(115,187)
	Brazilian Real	Buy	2/16/11	1,327,930	1,320,350	7,580

	Canadian Dollar	Buy	2/16/11	64,606	65,208	(602)
	Chilean Peso	Buy	2/16/11	430,936	430,630	306
	Czech Koruna	Buy	2/16/11	2,008,740	1,994,383	14,357
	Euro	Buy	2/16/11	239,884	237,951	1,933
	Hungarian Forint	Sell	2/16/11	1,523,462	1,517,497	(5,965)
	Malaysian Ringgit	Buy	2/16/11	1,549,038	1,542,825	6,213
	Mexican Peso	Buy	2/16/11	770,384	764,276	6,108
	New Zealand Dollar	Sell	2/16/11	766,580	756,987	(9,593)
	Norwegian Krone	Buy	2/16/11	4,413,038	4,366,008	47,030
	Philippines Peso	Buy	2/16/11	1,081,613	1,077,658	3,955
	Polish Zloty	Buy	2/16/11	1,235,332	1,225,615	9,717
	Singapore Dollar	Sell	2/16/11	2,085,012	2,066,831	(18,181)
	South Korean Won	Buy	2/16/11	2,157,859	2,164,419	(6,560)
	Swedish Krona	Buy	2/16/11	682,921	657,313	25,608
	Swiss Franc	Sell	2/16/11	3,592,031	3,532,367	(59,664)
	Taiwan Dollar	Buy	2/16/11	7,135	7,082	53
	Turkish Lira (New)	Buy	2/16/11	803,468	830,120	(26,652)

Goldman Sachs International
	Australian Dollar	Buy	2/16/11	2,763,911	2,817,289	(53,378)
	British Pound	Sell	2/16/11	559,661	558,475	(1,186)
	Canadian Dollar	Buy	2/16/11	874,825	882,778	(7,953)
	Chilean Peso	Buy	2/16/11	44,681	44,021	660
	Euro	Sell	2/16/11	7,979,989	7,792,566	(187,423)
	Hungarian Forint	Sell	2/16/11	2,336,104	2,314,909	(21,195)
	Japanese Yen	Sell	2/16/11	4,076,789	4,073,455	(3,334)
	Norwegian Krone	Sell	2/16/11	149,594	148,353	(1,241)
	Polish Zloty	Buy	2/16/11	340,299	331,133	9,166
	South African Rand	Buy	2/16/11	203,015	212,915	(9,900)
	Swedish Krona	Buy	2/16/11	4,226,677	4,055,604	171,073
	Swiss Franc	Sell	2/16/11	4,209,816	4,102,646	(107,170)

HSBC Bank USA, National Association
	Australian Dollar	Buy	2/16/11	3,341,705	3,408,221	(66,516)
	British Pound	Sell	2/16/11	3,583,243	3,551,884	(31,359)
	Euro	Sell	2/16/11	360,922	352,470	(8,452)
	Norwegian Krone	Sell	2/16/11	504,734	500,467	(4,267)
	Philippines Peso	Buy	2/16/11	1,081,613	1,077,900	3,713
	Singapore Dollar	Sell	2/16/11	2,096,889	2,075,294	(21,595)
	South Korean Won	Buy	2/16/11	2,140,157	2,148,045	(7,888)
	Swiss Franc	Sell	2/16/11	2,911,716	2,945,219	33,503
	Taiwan Dollar	Buy	2/16/11	113,877	113,976	(99)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	2/16/11	7,051,015	7,144,149	(93,134)
	Brazilian Real	Buy	2/16/11	1,675,181	1,667,187	7,994
	British Pound	Sell	2/16/11	136,831	134,864	(1,967)
	Canadian Dollar	Buy	2/16/11	455,337	459,777	(4,440)
	Chilean Peso	Buy	2/16/11	1,164,354	1,163,288	1,066
	Czech Koruna	Buy	2/16/11	2,170,514	2,125,530	44,984
	Euro	Sell	2/16/11	2,867,933	2,786,285	(81,648)
	Hungarian Forint	Sell	2/16/11	943,215	904,443	(38,772)
	Japanese Yen	Sell	2/16/11	8,303,949	8,350,597	46,648
	Malaysian Ringgit	Buy	2/16/11	2,069,768	2,060,796	8,972
	Mexican Peso	Buy	2/16/11	1,242,860	1,243,331	(471)
	New Zealand Dollar	Sell	2/16/11	552,733	545,114	(7,619)
	Norwegian Krone	Sell	2/16/11	805,063	798,141	(6,922)
	Polish Zloty	Buy	2/16/11	2,261,203	2,203,388	57,815
	Singapore Dollar	Sell	2/16/11	1,867,860	1,850,656	(17,204)
	South African Rand	Sell	2/16/11	520,082	520,119	37
	South Korean Won	Buy	2/16/11	4,083,260	4,084,355	(1,095)
	Swedish Krona	Buy	2/16/11	151,299	145,612	5,687
	Swiss Franc	Sell	2/16/11	3,421,926	3,455,964	34,038
	Taiwan Dollar	Sell	2/16/11	802,310	799,149	(3,161)
	Thai Baht	Buy	2/16/11	1,097,418	1,101,290	(3,872)
	Turkish Lira (New)	Buy	2/16/11	597,422	619,109	(21,687)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	2/16/11	2,917,047	2,973,895	(56,848)
	Brazilian Real	Buy	2/16/11	2,036,609	2,028,917	7,692
	British Pound	Buy	2/16/11	1,342,354	1,341,150	1,204
	Canadian Dollar	Buy	2/16/11	1,005,335	1,015,759	(10,424)
	Czech Koruna	Buy	2/16/11	2,264,593	2,212,667	51,926
	Euro	Sell	2/16/11	973,503	951,816	(21,687)
	Hungarian Forint	Sell	2/16/11	2,316,723	2,265,334	(51,389)
	Japanese Yen	Sell	2/16/11	7,941,167	7,947,784	6,617
	Malaysian Ringgit	Buy	2/16/11	1,639,340	1,634,252	5,088
	Norwegian Krone	Buy	2/16/11	7,086,127	6,981,135	104,992
	Polish Zloty	Buy	2/16/11	1,859,224	1,835,967	23,257
	Singapore Dollar	Sell	2/16/11	1,650,631	1,634,183	(16,448)
	South African Rand	Sell	2/16/11	369,225	374,619	5,394
	South Korean Won	Buy	2/16/11	3,434,061	3,445,326	(11,265)
	Swedish Krona	Buy	2/16/11	775,650	777,963	(2,313)
	Swiss Franc	Buy	2/16/11	355,684	357,225	(1,541)
	Taiwan Dollar	Sell	2/16/11	755,612	755,904	292
	Turkish Lira (New)	Buy	2/16/11	58,853	60,236	(1,383)

State Street Bank and Trust Co.
	Australian Dollar	Buy	2/16/11	2,861,189	2,872,939	(11,750)
	Brazilian Real	Buy	2/16/11	2,173,117	2,161,317	11,800
	British Pound	Sell	2/16/11	5,051,052	4,988,424	(62,628)
	Canadian Dollar	Buy	2/16/11	969,687	978,547	(8,860)
	Euro	Buy	2/16/11	196,754	195,172	1,582

	Hungarian Forint	Sell	2/16/11	2,743,359	2,710,954	(32,405)
	Japanese Yen	Sell	2/16/11	8,375,307	8,387,480	12,173
	Malaysian Ringgit	Buy	2/16/11	1,542,543	1,536,756	5,787
	Mexican Peso	Buy	2/16/11	781,571	775,381	6,190
	Norwegian Krone	Buy	2/16/11	3,568,126	3,553,187	14,939
	Philippines Peso	Buy	2/16/11	1,081,613	1,078,143	3,470
	Polish Zloty	Buy	2/16/11	3,199,860	3,160,989	38,871
	Swedish Krona	Buy	2/16/11	283,441	284,272	(831)
	Swiss Franc	Sell	2/16/11	4,239,385	4,225,234	(14,151)
	Taiwan Dollar	Sell	2/16/11	801,386	795,962	(5,424)
	Thai Baht	Buy	2/16/11	1,097,418	1,100,932	(3,514)

UBS AG
	Australian Dollar	Buy	2/16/11	3,024,680	3,072,887	(48,207)
	British Pound	Sell	2/16/11	5,052,334	4,995,428	(56,906)
	Canadian Dollar	Buy	2/16/11	652,250	656,799	(4,549)
	Czech Koruna	Buy	2/16/11	1,273,910	1,270,602	3,308
	Euro	Buy	2/16/11	4,292,041	4,270,182	21,859
	Hungarian Forint	Sell	2/16/11	2,167,437	2,115,859	(51,578)
	Indian Rupee	Buy	2/17/11	1,069,512	1,077,913	(8,401)
	Japanese Yen	Sell	2/16/11	3,348,639	3,329,350	(19,289)
	Mexican Peso	Buy	2/16/11	1,726,984	1,724,989	1,995
	Norwegian Krone	Sell	2/16/11	463,621	463,720	99
	Polish Zloty	Buy	2/16/11	4,257,215	4,249,551	7,664
	South African Rand	Sell	2/16/11	307,926	307,961	35
	Swedish Krona	Buy	2/16/11	171,757	165,406	6,351
	Swiss Franc	Sell	2/16/11	3,698,228	3,636,762	(61,466)
	Thai Baht	Buy	2/16/11	1,068,338	1,067,771	567

Westpac Banking Corp.
	Australian Dollar	Buy	2/16/11	4,653,713	4,656,434	(2,721)
	British Pound	Sell	2/16/11	1,566,347	1,558,040	(8,307)
	Canadian Dollar	Sell	2/16/11	4,240,522	4,290,614	50,092
	Euro	Sell	2/16/11	6,407,049	6,365,622	(41,427)
	Japanese Yen	Sell	2/16/11	4,426,904	4,454,545	27,641
	New Zealand Dollar	Sell	2/16/11	1,994,619	1,981,969	(12,650)
	Norwegian Krone	Sell	2/16/11	267,605	265,625	(1,980)
	Swedish Krona	Buy	2/16/11	8,279,365	7,978,374	300,991
	Swiss Franc	Sell	2/16/11	3,368,616	3,408,618	40,002

Total						$(593,325)

Putnam Absolute Return 300 Fund

FUTURES CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	14	$1,319,009	Mar-11	$(5,975)
Canadian Government Bond 10 yr (Long)	170	20,589,493	Mar-11	(19,172)
Euro-Bund 10 yr (Long)	38	6,439,318	Mar-11	(690)
Euro-Schatz 2 yr (Short)	19	2,812,063	Mar-11	15,177
Japanese Government Bond 10 yr (Short)	17	29,023,227	Mar-11	(54,612)
U.K. Gilt 10 yr (Long)	277	52,078,657	Mar-11	36,070
U.S. Treasury Bond 20 yr (Short)	21	2,533,125	Mar-11	17,898
U.S. Treasury Bond 30 yr (Long)	861	106,037,531	Mar-11	(3,160,839)
U.S. Treasury Note 5 yr (Short)	97	11,486,164	Mar-11	120,706
U.S. Treasury Note 10 yr (Short)	1,362	164,525,344	Mar-11	5,446,482

Total				$2,395,045

Putnam Absolute Return 300 Fund

WRITTEN OPTIONS OUTSTANDING at 1/31/11 (premiums received $34,337,619) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	$12,332,000	Aug-11/4.49	$86,324
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	12,332,000	Aug-11/4.49	899,496
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.	9,548,000	Aug-11/4.475	98,726
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	9,548,000	Aug-11/4.475	685,451
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.	6,166,000	Aug-11/4.55	55,987
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	6,166,000	Aug-11/4.55	476,015
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.	3,412,000	Aug-11/4.70	22,280
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	3,412,000	Aug-11/4.70	302,406
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	16,967,000	Jul-11/4.52	128,271
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	16,967,000	Jul-11/4.52	1,289,492
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,483,500	Jul-11/4.5475	59,385
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	8,483,500	Jul-11/4.5475	661,713
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	15,321,700	Aug-15/4.375	2,594,270
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	15,321,700	Aug-15/4.375	1,146,676
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	15,321,700	Aug-15/4.46	2,478,745
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	15,321,700	Aug-15/4.46	1,213,325
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	38,426,000	Jan-12/4.80	605,774
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	38,426,000	Jan-12/4.80	3,291,880
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA maturing January 19, 2022.	23,055,600	Jan-12/4.72	403,704
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.72% versus the
three month USD-LIBOR-BBA maturing January 19, 2022.	23,055,600	Jan-12/4.72	1,855,284
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	86,207,400	Sep-15/4.04	9,778,507
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	86,207,400	Sep-15/4.04	2,916,396
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	795,340	Feb-15/5.36	45,334
Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	795,340	Feb-15/5.36	62,116
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,042,460	Feb-15/5.27	301,085

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.		5,042,460	Feb-15/5.27	374,604
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.		5,758,100	Apr-12/4.8675	116,437
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.		5,758,100	Apr-12/4.8675	490,900
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 4.7375% versus
the three month USD-LIBOR-BBA maturing March 9, 2021.		22,181,100	Mar-11/4.7375	444
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.		22,181,100	Mar-11/4.665	444
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
3.89% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.		9,621,025	Apr-11/3.89	92,517
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.70175% versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	CHF	15,020,000	Jan-12/0.70175	10,964
Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	15,020,000	Jan-12/0.722	28,650
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	CHF	15,020,000	Dec-11/0.578	4,948
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	CHF	15,020,000	Dec-11/0.602	5,877

Total				$32,584,427

Putnam Absolute Return 300 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$127,000,900		$(8,620)	12/6/12	0.79%	3 month USD-LIBOR-BBA	$(245,337)

GBP	2,180,000	(E)	--	12/7/30	6 month GBP-LIBOR-BBA	4.93%	6,462

GBP	1,390,000		--	12/8/20	3.685%	6 month GBP-LIBOR-BBA	14,009

GBP	2,200,000	(E)	--	12/8/30	6 month GBP-LIBOR-BBA	4.9675%	13,537

GBP	3,247,000		--	12/9/20	3.63%	6 month GBP-LIBOR-BBA	57,658

GBP	5,000,000	(E)	--	12/9/30	6 month GBP-LIBOR-BBA	4.85643%	(16,344)

AUD	3,040,000		--	12/21/20	6.0975%	6 month AUD-BBR-BBSW	(23,497)

AUD	4,110,000		--	9/17/15	6 month AUD-BBR-BBSW	5.38%	(42,055)

AUD	1,760,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	49,806

AUD	1,800,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	37,291

AUD	4,160,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	(13,903)

AUD	5,930,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	(30,092)

AUD	2,930,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	73,929

GBP	6,680,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	45,016

GBP	14,260,000		--	1/21/13	1.815%	6 month GBP-LIBOR-BBA	(37,271)

Barclays Bank PLC
AUD	1,820,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	26,954

AUD	2,450,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	(22,138)

	$13,752,300	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(851,405)

AUD	1,830,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	9,476

AUD	6,760,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	57,861

	$44,520,500		62,708	10/22/15	1.35%	3 month USD-LIBOR-BBA	1,361,142

	31,664,100		352,849	10/28/30	3 month USD-LIBOR-BBA	3.38%	(2,824,852)

	11,815,500		(8,773)	10/28/12	0.52%	3 month USD-LIBOR-BBA	8,837

AUD	4,500,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(110,286)

GBP	8,760,000		--	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	21,832

GBP	5,700,000		--	1/25/13	1.61625%	6 month GBP-LIBOR-BBA	22,070

GBP	14,250,000		--	1/25/13	1.61%	6 month GBP-LIBOR-BBA	57,942

GBP	3,280,000		--	1/25/21	6 month GBP-LIBOR-BBA	3.72%	(41,716)

	$67,458,900		5,336	1/28/16	2.17%	3 month USD-LIBOR-BBA	41,291

	31,496,800		4,677	1/28/21	3.41%	3 month USD-LIBOR-BBA	164,040

	14,984,200		(7,995)	1/28/41	3 month USD-LIBOR-BBA	4.21%	(246,439)

AUD	5,820,000		--	12/8/20	6 month AUD-BBR-BBSW	5.93%	(27,881)

AUD	5,820,000		--	12/22/15	5.895%	6 month AUD-BBR-BBSW	(48,698)

Citibank, N.A.
GBP	42,520,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	(9,140)

GBP	34,020,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	629,798

GBP	10,100,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	(480,824)

	$23,824,600		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	1,508,556

	1,781,200		--	11/9/15	3 month USD-LIBOR-BBA	1.345%	(56,897)

	2,240,700		--	11/9/20	2.67%	3 month USD-LIBOR-BBA	135,125

SEK	26,320,000		--	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	151,857

	$43,268,800		(11,906)	12/10/12	0.81%	3 month USD-LIBOR-BBA	(105,479)

	15,200,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	10,561

	15,268,600		46,998	1/28/16	3 month USD-LIBOR-BBA	2.17%	38,860

	39,448,600		(233,683)	1/28/21	3.41%	3 month USD-LIBOR-BBA	(34,087)

	683,100		7,336	1/28/41	3 month USD-LIBOR-BBA	4.21%	(3,534)

Credit Suisse International
CHF	5,310,000		--	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	38,608

	$16,800,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(171,887)

CHF	19,760,000		--	1/28/13	0.675%	6 month CHF-LIBOR-BBA	(829)

	$180,600		746	2/1/21	3 month USD-LIBOR-BBA	3.47%	694

CHF	6,270,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(4,985)

	$67,439,400		--	10/7/40	3.377%	3 month USD-LIBOR-BBA	10,034,743

	32,059,000		(8,813)	11/3/12	0.50%	3 month USD-LIBOR-BBA	81,678

	15,964,600		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(535,473)

	18,482,000		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	985,292

CHF	19,760,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(143,138)

GBP	8,110,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	171,357

GBP	4,490,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	(215,344)

Deutsche Bank AG
	$263,218,000		(7,466)	11/3/12	0.50%	3 month USD-LIBOR-BBA	748,848

	68,687,000		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(4,125,108)

	129,293,600		--	11/5/15	1.3855%	3 month USD-LIBOR-BBA	3,824,396

	278,565,000		652,565	7/27/20	3 month USD-LIBOR-BBA	2.94%	(9,761,757)

	132,317,000		341,043	5/6/15	2.68%	3 month USD-LIBOR-BBA	(4,856,962)

	3,899,900		887	12/31/20	3 month USD-LIBOR-BBA	3.55%	43,933

	19,191,000		69,031	12/31/40	4.28%	3 month USD-LIBOR-BBA	67,181

	8,500,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	(214,618)

	141,912,400		(67,293)	11/12/12	0.59%	3 month USD-LIBOR-BBA	115,483

	24,001,700		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	179,690

EUR	22,470,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	257,347

Goldman Sachs International
AUD	877,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	9,696

AUD	2,950,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	33,333

SEK	14,700,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	26,220

CHF	22,260,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	30,909

	$118,916,800		(13,238)	10/1/12	0.59%	3 month USD-LIBOR-BBA	(98,995)

	123,796,300		132,282	5/12/15	2.52%	3 month USD-LIBOR-BBA	(3,807,824)

	19,620,900		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(134,529)

	6,250,500		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	563,027

AUD	4,130,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(41,064)

AUD	1,770,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	49,670

AUD	1,690,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	19,871

GBP	4,720,000		--	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(444)

	$33,238,800		(25,481)	1/27/41	4.29%	3 month USD-LIBOR-BBA	39,521

JPMorgan Chase Bank, N.A.
AUD	1,830,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(6,050)

AUD	1,372,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(6,865)

JPY	897,000,000		--	12/7/20	1.25%	6 month JPY-LIBOR-BBA	(21,939)

	$45,512,100		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(20,376)

	29,750,900	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(195,166)

	13,752,300	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(766,553)

GBP	3,309,700		--	12/23/20	6 month GBP-LIBOR-BBA	3.6245%	(68,388)

AUD	520,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	3,652

JPY	979,460,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(60,745)

AUD	1,372,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	5,170

MXN	63,220,000		--	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	(357,963)

AUD	5,020,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	113,298

	$40,400,000		--	10/28/20	3 month USD-LIBOR-BBA	2.72175%	(2,166,758)

	131,454,200		--	11/5/15	3 month USD-LIBOR-BBA	1.42%	(3,669,773)

	80,415,000		--	11/12/15	3 month USD-LIBOR-BBA	1.435%	(2,244,675)

	25,882,800		8,005	1/6/13	0.79%	3 month USD-LIBOR-BBA	(12,699)

JPY	340,000,000		--	1/24/21	6 month JPY-LIBOR-BBA	1.3025%	19,556

	$4,292,200		1,013	1/27/13	0.84%	3 month USD-LIBOR-BBA	(3,413)

	7,209,300		(981)	1/31/15	3 month USD-LIBOR-BBA	1.79%	13,158

	5,616,400		4,172	1/31/21	3 month USD-LIBOR-BBA	3.51%	25,060

	16,630,500		31,355	1/31/41	3 month USD-LIBOR-BBA	4.33%	115,037

JPY	976,750,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	1,922

CAD	3,390,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	85,505

JPY	36,800,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(372)

JPY	49,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	1,313

MXN	40,760,000		--	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(205,242)

	$81,189,500		--	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(181,636)

	57,021,800		--	12/6/12	0.805%	3 month USD-LIBOR-BBA	(124,844)

UBS, AG
	17,786,900		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	503,373

Total							$(16,745,838)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Absolute Return 300 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$3,523,272	$--	1/12/39	5.50% (1 month	Synthetic TRS	$(11,890)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	25,275,971	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(38,582)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	5,823,274	--	1/12/39	5.50% (1 month	Synthetic TRS	(19,652)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	4,590,588	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(7,007)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	11,486,421	--	1/12/39	5.50% (1 month	Synthetic TRS	(38,763)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	12,340,541	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(18,837)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	7,940,108	--	1/12/38	6.50% (1 month	Synthetic TRS	12,120
				USD-LIBOR)	Index 6.50% 30
					year Fannie Mae
					pools

	6,586,059	--	1/12/39	5.50% (1 month	Synthetic TRS	(22,226)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	7,068,535	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(10,790)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	8,552,221	--	1/12/39	5.50% (1 month	Synthetic TRS	(28,861)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	9,188,851	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(14,026)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	23,330,109	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(35,612)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	21,540,922	--	1/12/39	5.50% (1 month	Synthetic TRS	(72,693)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	21,540,922	--	1/12/39	5.50% (1 month	Synthetic TRS	(72,693)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	23,330,109	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(35,612)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

Citibank, N.A.
GBP	5,330,000	--	5/18/13	(3.38%)	GBP Non-revised	142,539
					UK Retail Price
					Index

Goldman Sachs International
	$2,665,000	--	7/28/11	(0.685%)	USA Non Revised	25,541
					Consumer Price
					Index- Urban
					(CPI-U)

	2,665,000	--	7/29/11	(0.76%)	USA Non Revised	23,531
					Consumer Price
					Index- Urban
					(CPI-U)

	2,665,000	--	7/30/11	(0.73%)	USA Non Revised	24,318
					Consumer Price
					Index- Urban
					(CPI-U)

	12,828,089	--	1/12/39	5.50% (1 month	Synthetic TRS	(43,290)
				USD-LIBOR)	Index 5.50% 30

					year Fannie Mae
					pools

	24,554,700	--	1/12/39	5.50% (1 month	Synthetic TRS	(82,864)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	26,484,241	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(40,426)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

JPMorgan Chase Bank, N.A.
EUR	1,090,000	--	8/10/12	(1.435%)	Eurostat	16,338
					Eurozone HICP
					excluding tobacco

Total						$(349,437)

Putnam Absolute Return 300 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
France, Gov't of,
4.25%, 04/25/2019	--	$(721,448)	$17,520,000	12/20/15	(25 bp)	$(147,994)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(5,786)	650,000	12/20/19	(100 bp)	60,231

Deutsche Bank AG
France, Gov't of,
4.25%, 04/25/2019	--	9,480	10,140,000	6/20/15	(100 bp)	(40,150)

JPMorgan Chase Bank, N.A.
Spain Gov't, 5.5%,
7/30/2017	--	(533,086)	7,100,000	6/20/15	(100 bp)	(132,962)

Spain Gov't, 5.5%,
7/30/2017	--	(546,723)	6,000,000	6/20/16	(100 bp)	(129,149)

Total						$(390,024)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2011. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EGP	Egyptian Pound
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the funds' portfolios

Unless noted otherwise, the notes to the funds' portfolios are for the close of the funds' reporting period, which ran from November 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets as follows:

100 Fund	$347,407,560
300 Fund	1,191,138,874

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation

100 Fund	$372,029,329	$4,634,060	$1,449,616	$3,184,444
300 Fund	1,281,317,306	26,992,228	7,618,839	19,373,389

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or both of the funds, at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts, for one or both of the funds, at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) Each fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the funds' manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by each fund are recorded as interest income and totaled $8,695 and $31,853 (for 100 Fund and 300 Fund, respectively) for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Purchases	Sales

100 Fund	$111,481,064	$123,744,752
300 Fund	292,165,797	252,099,546

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged, to one or both of the funds, for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

At the close of the reporting period, the funds maintained liquid assets totaling $105,601,161 and $570,389,607 (for 100 Fund and 300 Fund, respectively) to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: Each fund uses futures contracts to gain exposure to interest rates.

The potential risk to each fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” The funds had average contract amounts of approximately 452 and 2,684 (for 100 Fund and 300 Fund, respectively) on futures contracts for the reporting period.

Options contracts: Each fund uses options contracts to hedge duration, convexity and prepayment risk and hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to each fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The funds had average contract amounts of approximately $75,000,000 and $342,400,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period for 100 Fund and 300 Fund.

Forward currency contracts: Each fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period for 100 Fund and 300 Fund.

Total return swap contracts: Each fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and manage exposure to specific sectors or industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period for 100 Fund and 300 Fund.

Interest rate swap contracts: Each fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period for 100 Fund and 300 Fund.

Credit default contracts: Each fund enters into credit default contracts to to hedge credit risk and gain exposure on individual names and baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, each fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The funds had average notional amounts of approximately $6,500,000 and $37,000,000 (for 100 Fund and 300 Fund, respectively) on credit default swap contracts for the reporting period.

Master agreements: Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,889,469 and $11,257,046 (for 100 Fund and 300 Fund, respectively) at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the funds had net liability positions of $13,107,793 and $57,651,637 (for 100 Fund and 300 Fund, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $11,378,908 and $51,503,914 (for 100 Fund and 300 Fund, respectively).

TBA purchase commitments: Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

Dollar rolls: To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:

100 Fund

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$16,360,430	$--

Corporate bonds and notes	--	30,695,509	--

Foreign government bonds and notes	--	1,491,292	--

Mortgage-backed securities	--	117,261,607	--

Purchased options outstanding	--	741,159	--

U.S. Government Agency Obligations	--	2,354,017	--

U.S. Government and Agency Mortgage Obligations	--	21,850,313	--

Short-term investments	14,482,420	169,977,026	--

Totals by level	$14,482,420	$360,731,353	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(3,501)	$--

Futures contracts	239,063	--	--

Written options	--	(5,985,712)	--

Interest rate swap contracts	--	(5,735,316)	--

Total return swap contracts	--	(92,594)	--

Credit default contracts	--	247,463	--

Totals by level	$239,063	$(11,569,660)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$257,252	$9,789

Foreign exchange contracts	7,009	10,510

Interest rate contracts	6,700,905	17,534,305

Total	$6,965,166	$17,554,604

300 Fund

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$110,571,729	$--

Corporate bonds and notes	--	221,096,987	--

Foreign government bonds and notes	--	21,098,210	--

Mortgage-backed securities	--	523,292,845	1,765,557

Purchased options outstanding	--	3,795,895	--

Senior loans	--	21,172,513	--

U.S. Government Agency Obligations	--	5,087,453	--

U.S. Government and Agency Mortgage Obligations	--	97,589,688	--

Short-term investments	92,848,687	202,371,131	--

Totals by level	$92,848,687	$1,206,076,451	$1,765,557

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(593,325)	$--

Futures contracts	2,395,045	--	--

Written options	--	(32,584,427)	--

Interest rate swap contracts	--	(18,072,592)	--

Total return swap contracts	--	(349,437)	--

Credit default contracts	--	1,407,539	--

Totals by level	$2,395,045	$(50,192,242)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$1,457,169	$49,630

Foreign exchange contracts	2,039,004	2,632,329

Interest rate contracts	32,531,599	77,347,115

Total	$36,027,772	$80,029,074

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Absolute Return 500 and 700 Funds
The funds' portfolio
January 31, 2011 (Unaudited)	500 Fund		700 Fund

MORTGAGE-BACKED SECURITIES(a)	500 Fund 25.7%		700 Fund 24.1%
	Principal amount	Value	Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 07-1, Class 2A1, 5.676s, 2037	$488,430	$309,237	$1,088,911	$689,417
FRB Ser. 06-1, Class 2A1, 3.476s, 2036	3,822,386	2,503,663	5,107,984	3,345,730
FRB Ser. 05-12, Class 2A1, 3.133s, 2036	1,094,737	774,526	--	--
Banc of America Commercial Mortgage,
Inc.
Ser. 08-1, Class A3, 6.152s, 2051	983,000	1,072,565	--	--
FRB Ser. 07-4, Class A3, 5.809s, 2051	1,695,000	1,766,021	--	--
Ser. 07-2, Class A2, 5.634s, 2049	3,961,000	4,121,002	--	--
Ser. 07-5, Class A3, 5.62s, 2051	392,000	413,059	--	--
Ser. 06-4, Class A2, 5.522s, 2046	892,927	900,623	--	--
FRB Ser. 06-1, Class A2, 5.334s, 2045	1,958,000	1,959,936	1,244,000	1,245,230
Ser. 06-6, Class A2, 5.309s, 2045	1,531,000	1,552,853	958,000	971,674
Ser. 07-1, Class XW, IO, 0.284s, 2049	5,261,118	70,365	4,670,684	62,469
Banc of America Commercial Mortgage,
Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.733s, 2035	5,823,446	36,653	4,859,979	30,589
Ser. 04-4, Class XC, IO, 0.288s, 2042	7,005,573	110,009	6,218,278	97,646
Banc of America Funding Corp. FRB Ser.
07-6, Class A1, 0.55s, 2037	831,660	620,377	1,033,093	770,636
Barclays Capital, LLC Trust FRB Ser.
07-AA1, Class 2A1, 0.44s, 2037	776,565	480,985	1,655,985	1,025,676
Bear Stearns Alt-A Trust
Ser. 06-4, Class 22A1, 5.602s, 2036	638,048	333,827	1,465,712	766,861
FRB Ser. 06-2, Class 24A1, 5.599s, 2036	1,233,317	801,656	1,375,232	893,901
FRB Ser. 05-9, Class 11A1, 0.52s, 2035	911,536	524,133	--	--
Bear Stearns Alt-A Trust 144A FRB Ser.
06-7, Class 1AE4, 5.794s, 2046	650,939	439,383	924,956	624,345
Bear Stearns Asset Backed Securities
Trust
FRB Ser. 07-AC4, Class A1, 0.56s, 2037	491,949	248,434	681,269	344,041
FRB Ser. 06-IM1, Class A1, 0.49s, 2036	391,692	205,639	400,724	210,380
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.665s, 2040	2,013,000	2,096,540	--	--
Ser. 06-PW13, Class A2, 5.426s, 2041	1,614,000	1,634,389	1,897,000	1,920,963
Ser. 07-PW15, Class A4, 5.331s, 2044	1,097,000	1,140,414	--	--
Ser. 06-PW14, Class A2, 5.123s, 2038	542,000	551,005	--	--
Ser. 05-PWR9, Class A2, 4.735s, 2042	277,167	278,185	486,544	488,331
Citigroup FRB Ser. 07-AR5, Class 1A2A,
5.402s, 2037	272,622	192,198	269,402	189,928
Citigroup Commercial Mortgage Trust
FRB Ser. 08-C7, Class A2B, 6.099s, 2049	331,000	347,713	166,000	174,382
FRB Ser. 07-C6, Class A3, 5.698s, 2049	1,477,000	1,543,796	--	--
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-10, Class 1A5A, 5.588s, 2035	--	--	356,181	243,984
FRB Ser. 07-AR5, Class 1A1A, 5.426s,
2037	--	--	539,092	336,161
FRB Ser. 06-AR7, Class 2A2A, 5.389s,
2036	554,444	332,666	670,040	402,024
FRB Ser. 07-6, Class 1A3A, 5.347s, 2046	229,381	121,572	199,308	105,633
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	941,475	976,361	--	--
Ser. 06-CD2, Class A2, 5.408s, 2046	665,924	665,305	926,271	925,411
Commercial Mortgage Pass-Through
Certificates
FRB Ser. 07-C9, Class A2, 5.811s, 2049	--	--	231,000	238,529
Ser. 06-C8, Class A3, 5.308s, 2046	2,578,000	2,681,508	--	--
Ser. 06-C8, Class A2B, 5.248s, 2046	1,004,496	1,025,683	--	--
Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 3A1, 6 3/4s, 2037	489,318	310,325	657,176	416,781
Ser. 07-16CB, Class 4A7, 6s, 2037	328,739	259,704	760,574	600,854
Ser. 06-45T1, Class 2A5, 6s, 2037	418,494	318,055	551,171	418,890
Ser. 06-41CB, Class 1A7, 6s, 2037	469,182	344,849	615,348	452,281
Ser. 06-2CB, Class A11, 6s, 2036	127,833	85,608	121,996	81,699
Ser. 05-80CB, Class 2A1, 6s, 2036	200,483	150,989	191,037	143,874
Ser. 05-50CB, Class 3A1, 6s, 2035	539,865	360,792	797,206	532,773
FRB Ser. 07-HY4, Class 4A1, 5.568s, 2047	611,780	441,333	837,061	603,849
FRB Ser. 06-24CB, Class A13, 0.61s, 2036	379,658	243,455	476,267	305,406
FRB Ser. 06-OC8, Class 2A2A, 0.38s, 2036	1,187,321	690,918	1,406,941	818,717
Countrywide Asset Backed Certificates
FRB Ser. 06-IM1, Class A2, 0 1/2s, 2036	3,452,893	1,729,589	--	--
Countrywide Home Loans
FRB Ser. 06-HYB3, Class 2A1A, 5.389s,
2036	775,526	571,574	889,263	655,400
FRB Ser. 06-HYB2, Class 2A1B, 3.918s,
2036	1,096,887	767,821	1,436,035	1,005,225
FRB Ser. 05-HYB7, Class 3A1, 3.133s,
2035	--	--	2,921,786	1,913,770
FRB Ser. 04-HYB6, Class A2, 3.095s, 2034	614,358	516,060	1,384,284	1,162,798
Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.517s, 2035	453,096	56,637	214,978	26,872
FRB Ser. 05-R3, Class AF, 0.66s, 2035	445,395	383,040	211,324	181,738
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.211s, 2041	2,546,000	2,651,668	290,000	302,036
Ser. 07-1, Class 1A4, 6.131s, 2037	388,188	254,263	780,127	510,983
FRB Ser. 06-C3, Class A2, 5.826s, 2038	319,000	321,523	550,000	554,350
FRB Ser. 07-C4, Class A2, 5.804s, 2039	693,084	710,258	--	--
Ser. 07-C5, Class AAB, 5.62s, 2040	1,788,000	1,864,771	--	--
Ser. 07-C5, Class A2, 5.589s, 2040	1,089,000	1,122,160	--	--
Ser. 07-C2, Class A2, 5.448s, 2049	2,234,000	2,274,395	2,278,000	2,319,190
CS First Boston Mortgage Securities
Corp. FRB Ser. 05-C4, Class A3, 5.12s,
2038	960,136	987,147	--	--
CS First Boston Mortgage Securities
Corp. 144A
Ser. 03-C3, Class AX, IO, 1.733s, 2038	8,350,915	262,040	9,086,997	285,137
Ser. 04-C4, Class AX, IO, 0.539s, 2039	3,712,743	82,692	3,200,438	71,281
Ser. 05-C1, Class AX, IO, 0.141s, 2038	26,939,968	251,159	25,830,361	240,814
CWCapital Cobalt
Ser. 07-C3, Class A2, 5.736s, 2046	2,174,000	2,261,934	--	--
Ser. 07-C2, Class A2, 5.334s, 2047	24,533	25,315	--	--
Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.45s, 2037	1,512,981	915,354	476,708	288,408
Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.278s, 2034	276,937	341,472	387,712	478,060
IFB Ser. 3151, Class SI, IO, 6.889s,
2036	502,900	86,755	429,534	74,099
IFB Ser. 3157, Class SA, IO, 6.889s,
2036	2,853,814	528,070	3,392,270	627,706
IFB Ser. 3208, Class PS, IO, 6.839s,
2036	2,922,821	447,413	2,934,868	449,257
IFB Ser. 3727, Class PS, IO, 6.439s,
2038	3,474,361	557,203	4,365,551	700,128
IFB Ser. 3398, Class SI, IO, 6.38875s,
2036	2,490,030	309,386	3,201,467	397,782
IFB Ser. 3762, Class SA, IO, 6.339s,
2040	1,906,929	309,354	2,307,208	374,290
IFB Ser. 3145, Class GI, IO, 6.339s,

2036	2,390,515	375,139	2,815,495	441,830
IFB Ser. 3055, Class MS, IO, 6.339s,
2035	3,307,949	514,585	3,785,154	588,819
IFB Ser. 3677, Class KS, IO, 6.289s,
2040	2,468,636	362,054	3,377,062	495,286
IFB Ser. 3346, Class SC, IO, 6.289s,
2033	7,081,964	1,035,808	6,986,379	1,021,828
IFB Ser. 3346, Class SB, IO, 6.289s,
2033	2,426,565	354,618	2,108,794	308,179
IFB Ser. 3116, Class AS, IO, 5.839s,
2034	3,498,120	420,817	4,256,822	512,087
IFB Ser. 3753, Class SK, IO, 5.789s,
2038	--	--	6,757,984	981,057
IFB Ser. 3725, Class CS, IO, 5.739s,
2040	6,514,133	883,447	16,998,860	2,305,385
Ser. 3672, Class PI, IO, 5 1/2s, 2039	1,693,826	321,437	2,265,182	429,864
Ser. 3707, Class IK, IO, 5s, 2040	282,978	49,272	304,445	53,010
Ser. 3645, Class ID, IO, 5s, 2040	587,021	96,154	890,682	145,894
Ser. 3707, Class EI, IO, 5s, 2038	--	--	16,809,189	3,122,139
Ser. 3687, Class CI, IO, 5s, 2038	--	--	3,770,640	643,347
Ser. 3680, Class KI, IO, 5s, 2038	8,707,655	1,501,896	12,094,494	2,086,058
Ser. 3632, Class CI, IO, 5s, 2038	713,429	122,339	1,082,261	185,586
Ser. 3626, Class DI, IO, 5s, 2037	511,784	64,500	776,478	97,859
Ser. 3653, Class CI, IO, 5s, 2036	7,759,786	995,037	9,268,675	1,188,522
Ser. 3623, Class CI, IO, 5s, 2036	457,781	58,138	694,587	88,213
Ser. 3663, Class BI, IO, 4 1/2s, 2024	5,724,621	532,390	7,559,060	702,993
Ser. 3738, Class MI, IO, 4s, 2034	26,036,015	3,304,503	35,201,403	4,467,778
Ser. 3736, Class QI, IO, 4s, 2034	6,626,996	893,350	--	--
Ser. 3707, Class HI, IO, 4s, 2023	697,395	78,039	750,496	83,981
Ser. T-8, Class A9, IO, 0.503s, 2028	394,223	5,732	334,794	4,868
Ser. T-59, Class 1AX, IO, 0.272s, 2043	868,643	7,058	737,616	5,993
Ser. T-48, Class A2, IO, 0.212s, 2033	1,190,379	8,841	1,010,842	7,507
Ser. 3206, Class EO, PO, zero %, 2036	173,571	146,918	--	--
Ser. 3175, Class MO, PO, zero %, 2036	119,593	97,955	--	--
FRB Ser. T-54, Class 2A, IO, zero %,
2043	498,093	--	423,011	--
FRB Ser. 3047, Class BD, zero %, 2035	1,199	1,196	--	--
Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.2s, 2035	96,172	137,357	95,336	136,162
IFB Ser. 05-45, Class DA, 23.467s, 2035	517,828	759,886	--	--
IFB Ser. 05-122, Class SE, 22.19s, 2035	--	--	504,149	685,551
IFB Ser. 03-W6, Class 4S, IO, 7.34s,
2042	1,173,794	225,486	1,842,904	354,022
IFB Ser. 04-W2, Class 1A3S, IO, 6.89s,
2044	42,706	3,523	36,196	2,986
IFB Ser. 05-104, Class SI, IO, 6.44s,
2033	1,089,855	144,409	927,758	122,931
IFB Ser. 10-76, Class MS, IO, 6.39s,
2036	--	--	23,405,256	3,380,962
IFB Ser. 10-27, Class BS, IO, 6.19s,
2040	4,001,122	566,761	5,690,921	806,122
IFB Ser. 07-30, Class OI, IO, 6.18s,
2037	2,157,067	335,855	3,162,803	492,448
IFB Ser. 10-35, Class SG, IO, 6.14s,
2040	6,799,331	1,129,981	6,759,388	1,123,343
IFB Ser. 09-71, Class XS, IO, 5.94s,
2036	--	--	3,924,194	397,569
Ser. 06-W2, Class 1AS, IO, 5.803s, 2036	722,079	81,234	1,444,530	162,510
Ser. 06-W3, Class 1AS, IO, 5.786s, 2046	211,899	25,816	496,059	60,436
IFB Ser. 10-136, Class SG, IO, 5.74s,
2030	2,533,436	365,828	--	--
IFB Ser. 11-3, Class SA, IO, 5.56s,
2041 (F)	6,727,000	790,687	8,488,000	997,673
Ser. 07-W1, Class 1AS, IO, 5.539s, 2046	1,357,086	152,664	1,809,161	203,520
IFB Ser. 10-70, Class SI, IO, 5.24s,
2040	5,333,772	657,992	6,701,248	826,689
Ser. 10-98, Class DI, IO, 5s, 2040	450,529	75,666	484,222	81,325
Ser. 10-21, Class IP, IO, 5s, 2039	1,380,479	234,682	2,166,839	368,363
Ser. 09-31, Class PI, IO, 5s, 2038	2,704,809	444,590	2,687,206	441,696
IFB Ser. 05-W2, Class A2, IO, 4.95s,
2035	561,270	55,174	959,534	94,325
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	7,909,362	712,083	10,883,445	979,841
Ser. 03-W12, Class 2, IO, 2.228s, 2043	489,108	39,740	664,476	53,989
Ser. 03-W12, Class 1IO2, IO, 1.986s,
2043	5,545,468	411,796	7,337,142	544,842
Ser. 03-W10, Class 1, IO, 1.606s, 2043	348,280	20,897	473,201	28,392
Ser. 98-W5, Class X, IO, 1.237s, 2028	285,548	12,380	242,484	10,513
Ser. 98-W2, Class X, IO, 1.203s, 2028	681,597	31,335	578,809	26,610
Ser. 03-W17, Class 12, IO, 1.136s, 2033	1,864,344	77,971	2,533,665	105,963
FRB Ser. 07-80, Class F, 0.96s, 2037	21,148	21,095	--	--
Ser. 03-W1, Class 2A, IO, zero %, 2042	1,029,935	--	874,741	--
Ser. 08-36, Class OV, PO, zero %, 2036	--	--	63,779	47,193
FRB Ser. 06-115, Class SN, zero %, 2036	318,201	317,256	736,635	734,448
FRB Ser. 06-104, Class EK, zero %, 2036	95,550	90,185	136,394	128,735
FRB Ser. 05-117, Class GF, zero %, 2036	--	--	49,229	48,308
GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	914,000	946,077	--	--
FRB Ser. 06-C1, Class A2, 5.336s, 2044	942,000	943,328	1,127,000	1,128,589
GE Capital Commercial Mortgage Corp.
144A Ser. 05-C2, Class XC, IO, 0.124s,
2043	24,660,011	198,900	21,311,526	171,892
Government National Mortgage Association
IFB Ser. 10-98, Class CS, IO, 6.439s,
2038	567,947	95,614	720,251	121,254
IFB Ser. 10-114, Class NS, IO, 6.439s,
2038	8,026,700	1,343,830	11,858,922	1,985,421
IFB Ser. 10-98, Class SA, IO, 6.439s,
2038	549,020	89,090	590,197	95,771
IFB Ser. 10-32, Class SP, IO, 6.439s,
2036	746,493	95,111	803,484	102,372
IFB Ser. 10-113, Class PS, IO, 6.439s,
2035	3,133,965	505,164	--	--
IFB Ser. 10-125, Class CS, IO, 6.389s,
2040	4,113,213	707,280	--	--
IFB Ser. 10-85, Class AS, IO, 6.389s,
2039	776,821	125,565	835,449	135,042
IFB Ser. 10-85, Class SD, IO, 6.389s,
2038	516,633	80,342	654,531	101,786
IFB Ser. 10-98, Class QS, IO, 6.339s,
2040	735,371	118,512	791,259	127,519
IFB Ser. 10-98, Class YS, IO, 6.339s,
2039	905,930	144,940	817,690	130,822
IFB Ser. 10-47, Class HS, IO, 6.339s,
2039	353,134	58,408	380,224	62,889
IFB Ser. 10-31, Class HS, IO, 6.339s,
2039	2,453,888	388,500	--	--
IFB Ser. 10-68, Class SD, IO, 6.319s,
2040	3,915,355	618,052	3,112,479	491,315
IFB Ser. 10-58, Class LS, IO, 6.289s,
2039	7,993,529	1,242,020	6,093,228	946,754
IFB Ser. 10-162, Class SC, IO, 6.289s,
2039	4,616,375	761,702	5,857,636	966,510
IFB Ser. 10-42, Class SP, IO, 6.289s,
2039	3,318,722	518,187	3,996,190	623,967
IFB Ser. 10-31, Class PS, IO, 6.289s,
2038	5,719,011	940,600	8,445,829	1,389,077
IFB Ser. 10-158, Class SB, IO, 6.239s,

2039	3,262,343	525,661	3,495,509	563,231
IFB Ser. 10-53, Class SA, IO, 6.239s,
2039	1,941,614	311,569	2,428,463	389,693
IFB Ser. 10-31, Class GS, IO, 6.239s,
2039	2,650,929	412,670	2,484,646	386,785
IFB Ser. 10-2, Class SA, IO, 6.239s,
2037	823,064	112,307	885,218	120,788
IFB Ser. 10-24, Class BS, IO, 6.169s,
2038	15,622,346	2,356,167	21,718,107	3,275,532
IFB Ser. 09-103, Class SW, IO, 6.139s,
2037	10,473,807	1,381,600	10,538,132	1,390,085
Ser. 10-85, Class JS, IO, 6.08s, 2040	4,623,223	732,873	4,652,283	737,480
IFB Ser. 10-108, Class CS, IO, 5.889s,
2036	2,587,746	323,391	2,795,070	349,300
IFB Ser. 10-113, Class DS, IO, 5.839s,
2039	8,407,708	1,170,942	5,587,780	778,210
IFB Ser. 10-151, Class SB, IO, 5.839s,
2039	2,198,729	325,918	2,519,791	373,509
IFB Ser. 10-151, Class SM, IO, 5.819s,
2040	2,440,980	384,235	8,392,482	1,321,061
IFB Ser. 10-116, Class SL, IO, 5.789s,
2039	2,059,087	306,330	--	--
IFB Ser. 10-158, Class BS, IO, 5.759s,
2040	2,480,505	386,165	2,658,111	413,815
IFB Ser. 10-98, Class ST, IO, 5.739s,
2040	11,528,167	1,580,512	--	--
IFB Ser. 10-50, Class YS, IO, 5.739s,
2038	9,680,562	1,197,098	13,447,180	1,662,878
IFB Ser. 10-116, Class SA, IO, 5.639s,
2040	3,018,908	437,039	--	--
IFB Ser. 10-68, Class MS, IO, 5.589s,
2040	3,533,073	453,200	4,800,606	615,791
IFB Ser. 10-20, Class SD, IO, 5.419s,
2040	2,237,587	309,749	1,897,792	262,711
IFB Ser. 10-35, Class DX, IO, 5.419s,
2035	1,740,418	194,648	1,616,881	180,832
Ser. 10-58, Class VI, IO, 5s, 2038	10,219,213	1,310,678	14,060,047	1,803,290
Ser. 10-158, Class MI, IO, 4 1/2s, 2039	2,923,550	487,473	3,385,216	564,451
Ser. 10-137, Class PI, IO, 4 1/2s, 2039	2,158,329	416,014	2,266,444	436,853
Ser. 2010-129, Class PI, 4 1/2s, 2039	7,995,835	1,472,833	7,740,237	1,425,752
Ser. 10-103, Class IN, IO, 4 1/2s, 2039	11,002,758	1,757,140	13,427,361	2,144,350
Ser. 10-120, Class AI, IO, 4 1/2s, 2038	16,364,752	2,822,920	12,474,398	2,151,834
Ser. 10-109, Class CI, IO, 4 1/2s, 2037	--	--	4,569,006	781,300
Ser. 10-87, Class ID, IO, 4 1/2s, 2035	2,214,552	294,257	1,943,557	258,249
Ser. 10-165, Class IP, IO, 4s, 2038	--	--	3,495,824	568,071
Greenwich Capital Commercial Funding
Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	741,963	761,358	258,320	265,073
Ser. 05-GG5, Class A2, 5.117s, 2037	1,056,014	1,068,441	--	--
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.576s, 2038	707,000	739,579	--	--
Ser. 06-GG6, Class A2, 5.506s, 2038	1,192,763	1,198,860	1,630,475	1,638,808
GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 0.843s, 2040	5,513,884	75,573	4,894,463	67,084
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.949s, 2035	355,218	51,063	452,904	65,105
Ser. 06-RP2, Class 1AS1, IO, 5.688s,
2036	580,601	81,284	580,601	81,284
IFB Ser. 04-4, Class 1AS, IO, 5.419s,
2034	680,075	97,761	836,182	120,201
Ser. 98-2, IO, 0.789s, 2027	110,282	2,257	93,639	1,916
FRB Ser. 06-RP2, Class 1AF1, 0.66s, 2036	580,601	493,511	580,601	493,511
FRB Ser. 04-4, Class 1AF, 0.66s, 2034	680,075	574,663	836,182	706,574
FRB Ser. 05-RP1, Class 1AF, 0.61s, 2035	355,218	301,936	452,904	384,968
Ser. 98-3, IO, 0.486077s, 2027	135,157	2,236	114,737	1,898
Ser. 98-4, IO, 0.034s, 2026	148,331	3,776	126,006	3,208
Ser. 99-2, IO, zero %, 2027	188,231	1,972	159,811	1,674
IndyMac Inda Mortgage Loan Trust FRB
Ser. 07-AR7, Class 1A1, 5.876s, 2037	414,178	352,828	851,936	725,743
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR19, Class 1A2, 5.489s,
2036	1,175,262	610,209	2,880,220	1,495,442
FRB Ser. 06-AR5, Class 1A2, 5.33s, 2036	333,067	39,968	301,993	36,239
FRB Ser. 07-AR5, Class 2A1, 5.083s, 2037	504,527	292,626	1,089,377	631,839
FRB Ser. 06-AR3, Class 3A1B, 5.072s,
2036	408,463	265,501	475,502	309,076
FRB Ser. 07-AR5, Class 1A1, 5.056s, 2037	621,467	312,536	--	--
FRB Ser. 05-AR15, Class A1, 5.046s, 2035	1,028,026	832,701	2,036,703	1,649,730
FRB Ser. 07-AR7, Class 2A1, 4.873s, 2037	809,508	461,419	880,781	502,045
FRB Ser. 06-AR3, Class 2A1A, 4.725s,
2036	1,373,671	755,519	2,887,356	1,588,046
FRB Ser. 06-AR11, Class 3A1, 4.598s,
2036	355,112	189,741	654,500	349,708
FRB Ser. 06-AR41, Class A3, 0.44s, 2037	1,056,529	533,547	1,058,154	534,368
FRB Ser. 06-AR35, Class 2A1A, 0.43s,
2037	880,609	485,091	880,071	484,794
FRB Ser. 06-AR29, Class A2, 0.34s, 2036
(F)	1,477,140	786,577	--	--
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP7, Class A2, 5.861s, 2045	1,016,030	1,025,106	1,303,504	1,315,148
Ser. 07-C1, Class ASB, 5.857s, 2051	1,899,000	2,001,911	--	--
Ser. 07-LD12, Class A2, 5.827s, 2051	1,785,000	1,857,251	--	--
Ser. 07-C1, Class A3, 5.79s, 2051	515,000	536,130	--	--
Ser. 07-C1, Class A4, 5.716s, 2051	1,558,000	1,647,354	--	--
Ser. 06-CB16, Class A3B, 5.579s, 2045	751,000	780,085	--	--
Ser. 06-CB16, Class A2, 5.45s, 2045	336,205	340,365	561,563	568,511
Ser. 06-LDP8, Class A3B, 5.447s, 2045	368,000	384,442	--	--
Ser. 06-LDP9, Class A2S, 5.298s, 2047	1,624,000	1,660,410	1,179,000	1,205,433
Ser. 06-LDP8, Class A2, 5.289s, 2045	1,826,955	1,890,431	--	--
Ser. 05-CB13, Class A2, 5.247s, 2043	2,077,004	2,076,152	2,866,285	2,865,109
Ser. 06-LDP9, Class X, IO, 0.450953s,
2047	51,980,579	988,515	23,674,759	450,223
Ser. 06-CB16, Class X1, IO, 0.129s, 2045	11,956,101	156,919	10,611,941	139,277
LB Commercial Conduit Mortgage Trust
Ser. 07-C3, Class A2, 5.84s, 2044	363,000	377,482	--	--
LB Commercial Conduit Mortgage Trust
144A FRB Ser. 07-C3, Class A2FL, 5.84s,
2044	1,666,000	1,743,517	--	--
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040	290,888	300,445	2,012,392	2,078,505
Ser. 07-C7, Class A2, 5.588s, 2045	2,688,000	2,767,350	356,000	366,509
Ser. 06-C3, Class A2, 5.532s, 2032	1,233,955	1,235,668	2,136,922	2,139,888
Ser. 05-C7, Class A2, 5.103s, 2030	154,862	154,862	130,645	130,645
Ser. 07-C2, Class XW, IO, 0.559s, 2040	3,554,585	73,665	3,156,394	65,413
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.762s, 2037	3,911,379	65,753	3,471,764	58,363
Ser. 05-C3, Class XCL, IO, 0.297s, 2040	22,749,052	426,772	22,952,629	430,591
Lehman XS Trust FRB Ser. 07-8H,
Class A1, 0.39s, 2037 (F)	3,351,737	1,680,058	3,452,115	1,730,373
Luminent Mortgage Trust FRB Ser. 06-7,
Class 1A1, 0.44s, 2036	665,843	419,481	972,488	612,667
Merrill Lynch Mortgage Investors Trust
FRB Ser. 06-A4, Class 3A1, 5.077s, 2036	944,333	601,277	1,113,497	708,988
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A2, 5.722s, 2050	1,353,731	1,395,773	--	--
Ser. 05-MCP1, Class XC, IO, 0.187s, 2043	18,782,594	204,610	--	--
Merrill Lynch/Countrywide Commercial

Mortgage Trust
Ser. 07-5, Class A3, 5.364s, 2048	1,416,000	1,456,847	--	--
Ser. 2006-3, Class A2, 5.291s, 2046	308,056	311,547	--	--
Ser. 06-4, Class A2, 5.112s, 2049	124,424	126,356	121,485	123,372
Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.839s, 2049	2,119,000	2,198,140	--	--
Ser. 07-HQ13, Class A2, 5.649s, 2044	1,357,000	1,407,159	--	--
Ser. 07-IQ14, Class A2, 5.61s, 2049	2,158,000	2,234,861	--	--
FRB 5.597s, 2049	811,779	825,800	1,086,925	1,105,698
FRB Ser. 06-HQ8, Class A3, 5.442s, 2044	2,205,000	2,269,276	--	--
Ser. 06-T21, Class A2, 5.09s, 2052	22,018	21,996	20,387	20,367
Ser. 05-HQ6, Class A2A, 4.882s, 2042	1,423,125	1,441,725	--	--
Ser. 03-IQ4, Class X1, IO, 0.528s, 2040	21,655,229	673,494	23,119,483	719,033
FRB Ser. 07-HQ12, Class A2FL, 0.511s,
2049	373,692	346,263	499,556	462,889
Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.564s, 2036	503,577	360,058	649,128	464,126
FRB Ser. 07-14AR, Class 6A1, 5.271s,
2037	2,021,010	1,374,287	2,856,297	1,942,282
FRB Ser. 07-15AR, Class 2A1, 5.149s,
2037	946,759	666,719	1,204,087	847,932
FRB Ser. 06-5AR, Class A, 0.51s, 2036	--	--	397,032	226,308
Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043	439,000	463,009	--	--
Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0 1/2s, 2036	1,420,416	710,208	1,679,710	839,855
FRB Ser. 06-AR4, Class A1A, 0.43s, 2036	2,562,325	1,268,351	--	--
Residential Accredit Loans, Inc.
Ser. 06-QS17, Class A4, 6s, 2036	674,509	411,451	660,425	402,860
Ser. 06-QS13, Class 1A5, 6s, 2036	123,582	77,239	111,609	69,756
FRB Ser. 07-QA4, Class A1B, 0.47s, 2037	--	--	572,355	274,730
Residential Asset Securitization Trust
Ser. 06-A13, Class A1, 6 1/4s, 2036 (F)	1,708,205	1,204,284	2,761,089	1,946,568
Ser. 06-A5CB, Class A6, 6s, 2036	597,570	369,373	704,401	435,408
FRB Ser. 05-A13, Class 1A1, 0.96s, 2035	--	--	591,263	396,146
FRB Ser. 05-A2, Class A1, 0.76s, 2035	294,721	228,266	351,284	272,074
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	--	--	364,158	260,373
FRB Ser. 07-10, Class 1A1, 6s, 2037	1,606,824	872,204	1,648,649	894,907
FRB Ser. 06-9, Class 1A1, 5.297s, 2036	546,948	334,593	452,116	276,580
FRB Ser. 05-18, Class 6A1, 2.821s, 2035	--	--	819,283	655,426
FRB Ser. 07-4, Class 1A1, 0 1/2s, 2037	783,905	407,631	835,004	434,202
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.99s,
2045	924,003	125,548	1,263,960	170,588
Ser. 07-4, Class 1A4, IO, 1s, 2045	1,851,125	58,087	2,592,551	81,353
Vericrest Opportunity Loan Transferee
144A Ser. 10-NPL1, Class M, 6s, 2039	1,813,376	1,804,309	2,533,744	2,521,075
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C26, Class A2, 5.935s, 2045	313,337	323,659	--	--
FRB Ser. 07-C32, Class A2, 5.741s, 2049	2,425,000	2,537,563	2,478,000	2,593,024
Ser. 06-C25, Class A2, 5.684s, 2043	43,724	43,866	385,949	387,205
Ser. 06-C28, Class A3, 5.679s, 2048	922,000	974,023	--	--
Ser. 06-C27, Class A2, 5.624s, 2045	630,358	638,215	--	--
Ser. 07-C34, Class A2, 5.569s, 2046	1,039,000	1,070,817	--	--
Ser. 2006-C28, Class A2, 5 1/2s, 2048	1,623,298	1,646,730	--	--
Ser. 07-C30, Class APB, 5.294s, 2043	787,000	806,374	--	--
Ser. 06-C29, Class A2, 5.275s, 2048	291,000	296,113	--	--
Wachovia Bank Commercial Mortgage Trust
144A Ser. 03-C3, Class IOI, IO, 1.107s,
2035	15,134,001	260,329	3,857,541	66,356
Wachovia Mortgage Loan Trust, LLC FRB
Ser. 06-AMN1, Class A1, 0.31s, 2036	1,159,833	611,812	--	--

Total mortgage-backed securities (cost
$172,285,683 and $135,876,466)		$179,588,424		$143,945,240

COMMON STOCKS(a)	500 Fund 23.0%		700 Fund 26.1%
	Shares	Value	Shares	Value

Advertising and marketing services		0.1%		0.1%
Omnicom Group, Inc.	18,605	$834,992	18,049	$810,039
		834,992		810,039

Aerospace and defense		1.0%		1.1%
L-3 Communications Holdings, Inc.	12,927	1,011,538	12,542	981,412
Lockheed Martin Corp.	23,018	1,832,233	22,330	1,777,468
Northrop Grumman Corp.	21,751	1,507,344	21,102	1,462,369
Raytheon Co.	28,827	1,441,062	27,968	1,398,120
Rockwell Collins, Inc.	16,789	1,076,846	16,287	1,044,648
		6,869,023		6,664,017

Airlines		0.2%		0.2%
Copa Holdings SA Class A (Panama)	7,768	436,950	7,536	423,900
Southwest Airlines Co.	77,909	923,222	75,582	895,647
		1,360,172		1,319,547

Banking		0.6%		0.7%
Bank of Hawaii Corp.	11,079	519,273	10,748	503,759
Hudson City Bancorp, Inc.	70,769	777,044	68,656	753,843
M&T Bank Corp.	12,899	1,115,377	12,516	1,082,259
New York Community Bancorp, Inc.	53,308	976,603	51,716	947,437
People's United Financial, Inc.	56,765	732,836	55,071	710,967
		4,121,133		3,998,265

Biotechnology		0.2%		0.2%
Biogen Idec, Inc. (NON)	20,991	1,374,281	20,366	1,333,362
		1,374,281		1,333,362

Broadcasting		0.1%		0.1%
Discovery Communications, Inc. Class A
(NON)	13,043	508,677	12,653	493,467
		508,677		493,467

Building materials		0.1%		0.1%
Sherwin-Williams Co. (The)	8,849	749,776	8,585	727,407
		749,776		727,407

Cable television		0.1%		0.1%
IAC/InterActiveCorp. (NON)	24,314	687,843	23,588	667,305
		687,843		667,305

Chemicals		0.4%		0.4%
International Flavors & Fragrances, Inc.	9,307	530,964	9,029	515,104
PPG Industries, Inc.	10,816	911,572	10,494	884,434
Sigma-Aldrich Corp.	10,326	657,250	10,018	637,646
Valspar Corp.	13,071	488,463	12,680	473,852
		2,588,249		2,511,036

Commercial and consumer services		1.1%		1.3%

Automatic Data Processing, Inc.	46,477	2,226,248	45,089	2,159,763
Ecolab, Inc.	16,521	820,928	16,029	796,481
Equifax, Inc.	19,164	684,538	18,592	664,106
Expedia, Inc.	23,047	579,863	22,360	562,578
Gartner, Inc. (NON)	24,376	863,398	23,650	837,683
Moody's Corp.	31,811	934,289	30,860	906,358
Priceline.com, Inc. (NON)	2,576	1,103,868	2,499	1,070,871
Verisk Analytics, Inc. Class A (NON)	21,125	714,659	20,494	693,312
		7,927,791		7,691,152

Communications equipment		0.2%		0.2%
Harris Corp.	23,802	1,107,745	23,092	1,074,702
		1,107,745		1,074,702

Computers		1.5%		1.6%
ANSYS, Inc. (NON)	18,960	994,452	18,393	964,713
Compuware Corp. (NON)	61,951	664,115	60,102	644,293
Hewlett-Packard Co.	37,793	1,726,762	36,665	1,675,224
IBM Corp.	31,007	5,023,134	30,081	4,873,122
Micros Systems, Inc. (NON)	19,075	872,491	18,507	846,510
Solera Holdings, Inc.	16,747	876,371	16,247	850,206
		10,157,325		9,854,068

Conglomerates		0.1%		0.1%
AMETEK, Inc.	20,342	829,547	19,737	804,875
		829,547		804,875

Consumer		0.1%		0.1%
Scotts Miracle-Gro Co. (The) Class A	8,856	457,590	8,591	443,897
Tupperware Brands Corp.	8,465	387,274	8,212	375,699
		844,864		819,596

Consumer goods		0.4%		0.4%
Kimberly-Clark Corp.	39,965	2,586,934	38,771	2,509,647
		2,586,934		2,509,647

Containers		0.1%		0.1%
Ball Corp.	8,658	615,844	8,399	597,421
		615,844		597,421

Distribution		0.1%		0.2%
W.W. Grainger, Inc.	7,250	953,158	7,033	924,629
		953,158		924,629

Electric utilities		0.7%		0.8%
Alliant Energy Corp.	14,940	555,170	14,494	538,597
DPL, Inc.	18,360	480,665	17,812	466,318
DTE Energy Co.	16,813	777,769	16,312	754,593
Entergy Corp.	13,742	991,760	13,332	962,170
Pinnacle West Capital Corp.	14,099	573,970	13,678	556,831
Public Service Enterprise Group, Inc.	34,970	1,134,077	33,926	1,100,220
Westar Energy, Inc.	18,096	461,448	17,555	447,653
		4,974,859		4,826,382

Electronics		0.2%		0.3%
Analog Devices, Inc.	40,275	1,563,878	39,071	1,517,127
		1,563,878		1,517,127

Energy (oil field)		0.5%		0.5%
Core Laboratories NV (Netherlands)	7,710	703,615	7,479	682,534
Dresser-Rand Group, Inc. (NON)	15,483	711,134	15,022	689,960
FMC Technologies, Inc. (NON)	12,734	1,196,996	12,354	1,161,276
Oceaneering International, Inc. (NON)	9,386	724,881	9,104	703,102
		3,336,626		3,236,872

Energy (other)		0.1%		0.1%
Covanta Holding Corp.	30,533	516,618	29,621	501,187
		516,618		501,187

Engineering and construction		0.1%		0.1%
KBR, Inc.	23,119	742,120	22,429	719,971
		742,120		719,971

Financial		0.1%		0.1%
Broadridge Financial Solutions, Inc.	34,166	782,060	33,146	758,712
		782,060		758,712

Food		0.5%		0.6%
Corn Products International, Inc.	19,988	922,046	19,391	894,507
Hershey Co. (The)	29,080	1,357,745	28,211	1,317,172
Hormel Foods Corp.	25,053	1,237,618	24,306	1,200,716
		3,517,409		3,412,395

Forest products and packaging		0.1%		0.1%
Rayonier, Inc. (R)	13,476	797,914	13,074	774,112
		797,914		774,112

Health-care services		1.0%		1.2%
AmerisourceBergen Corp.	32,351	1,160,107	31,386	1,125,502
Cardinal Health, Inc.	33,617	1,395,442	32,614	1,353,807
Laboratory Corp. of America Holdings
(NON)	11,869	1,067,142	11,515	1,035,314
Lincare Holdings, Inc.	21,206	573,622	20,572	556,473
McKesson Corp.	21,220	1,595,107	20,587	1,547,525
Pharmaceutical Product Development, Inc.	23,326	679,720	22,630	659,438
Warner Chilcott PLC Class A (Ireland)	37,337	895,715	36,223	868,990
		7,366,855		7,147,049

Insurance		2.2%		2.5%
ACE, Ltd.	25,379	1,563,093	24,621	1,516,407
Allied World Assurance Company
Holdings, Ltd.	9,125	550,511	8,854	534,162
Arch Capital Group, Ltd. (NON)	7,915	698,499	7,679	677,672
Aspen Insurance Holdings, Ltd.	17,791	534,620	17,260	518,663
Axis Capital Holdings, Ltd.	19,662	699,574	19,075	678,689
Berkshire Hathaway, Inc. Class B (NON)	38,977	3,186,370	37,814	3,091,295
Chubb Corp. (The)	24,407	1,413,898	23,679	1,371,724
Endurance Specialty Holdings, Ltd.
(Bermuda)	11,658	541,980	11,310	525,802
Everest Re Group, Ltd.	8,626	726,999	8,368	705,255
PartnerRe, Ltd.	10,604	868,256	10,287	842,300
RenaissanceRe Holdings, Ltd.	10,021	657,578	9,721	637,892
Transatlantic Holdings, Inc.	12,021	618,480	11,662	600,010
Travelers Cos., Inc. (The)	31,077	1,748,392	30,150	1,696,239

Validus Holdings, Ltd.	20,795	632,168	20,174	613,290
W.R. Berkley Corp.	24,622	695,572	23,887	674,808
		15,135,990		14,684,208

Machinery		0.1%		0.1%
MSC Industrial Direct Co., Inc.	8,501	505,214	8,248	490,179
		505,214		490,179

Manufacturing		0.1%		0.1%
Roper Industries, Inc.	11,303	878,130	10,965	851,871
		878,130		851,871

Media		0.2%		0.2%
Viacom, Inc. Class B	27,469	1,141,337	26,649	1,107,266
		1,141,337		1,107,266

Medical technology		0.2%		0.3%
C.R. Bard, Inc.	11,086	1,045,964	10,756	1,014,829
Gen-Probe, Inc. (NON)	10,020	630,158	9,721	611,354
		1,676,122		1,626,183

Metals		0.2%		0.2%
Newmont Mining Corp.	21,609	1,190,008	20,964	1,154,487
		1,190,008		1,154,487

Natural gas utilities		0.2%		0.2%
AGL Resources, Inc.	12,753	468,035	12,373	454,089
Southern Union Co.	24,326	649,991	23,601	630,619
		1,118,026		1,084,708

Oil and gas		2.2%		2.5%
Chevron Corp.	51,873	4,924,304	50,325	4,777,352
Exxon Mobil Corp.	90,867	7,331,150	88,154	7,112,265
Holly Corp.	13,061	640,903	12,673	621,864
Murphy Oil Corp.	18,109	1,200,627	17,568	1,164,758
Oil States International, Inc. (NON)	9,852	667,572	9,558	647,650
Sunoco, Inc.	18,968	805,192	18,402	781,165
		15,569,748		15,105,054

Pharmaceuticals		1.1%		1.3%
Abbott Laboratories	62,495	2,822,274	60,629	2,738,006
Cephalon, Inc. (NON)	12,142	717,349	11,779	695,903
Eli Lilly & Co.	62,983	2,189,919	61,104	2,124,586
Forest Laboratories, Inc. (NON)	32,482	1,047,869	31,512	1,016,577
Perrigo Co.	13,163	957,477	12,771	928,963
		7,734,888		7,504,035

Publishing		0.2%		0.2%
McGraw-Hill Cos., Inc. (The)	21,403	834,289	20,764	809,381
Washington Post Co. (The) Class B	966	413,786	937	401,364
		1,248,075		1,210,745

Real estate		0.6%		0.7%
Annaly Capital Management, Inc. (R)	63,831	1,138,107	61,925	1,104,123
Digital Realty Trust, Inc. (R)	14,226	773,894	13,802	750,829
Federal Realty Investment Trust (R)	9,779	786,525	9,488	763,120
Jones Lang LaSalle, Inc.	7,781	689,708	7,549	669,143
Realty Income Corp. (R)	20,205	706,367	19,600	685,216
		4,094,601		3,972,431

Regional Bells		0.5%		0.5%
Verizon Communications, Inc.	92,690	3,301,618	89,923	3,203,057
		3,301,618		3,203,057

Restaurants		0.5%		0.6%
Brinker International, Inc.	15,457	363,703	14,996	352,856
Darden Restaurants, Inc.	12,402	584,258	12,033	566,875
Panera Bread Co. Class A (NON)	3,880	370,773	3,765	359,783
Starbucks Corp.	35,202	1,109,919	34,150	1,076,750
Yum! Brands, Inc.	22,422	1,048,453	21,752	1,017,124
		3,477,106		3,373,388

Retail		1.5%		1.7%
Advance Auto Parts, Inc.	8,044	514,333	7,804	498,988
Amazon.com, Inc. (NON)	11,625	1,972,065	11,278	1,913,200
AutoZone, Inc. (NON)	3,026	767,182	2,935	744,111
Big Lots, Inc. (NON)	12,107	384,882	11,745	373,374
Dollar Tree, Inc. (NON)	10,871	549,855	10,547	533,467
Family Dollar Stores, Inc.	11,717	497,738	11,366	482,828
Herbalife, Ltd.	14,507	947,742	14,075	919,520
PETsMART, Inc.	12,647	508,915	12,270	493,745
Ross Stores, Inc.	9,998	651,870	9,701	632,505
Safeway, Inc.	65,692	1,359,167	63,731	1,318,594
Target Corp.	25,448	1,395,314	24,687	1,353,588
TJX Cos., Inc. (The)	22,025	1,043,765	21,368	1,012,630
		10,592,828		10,276,550

Semiconductor		0.2%		0.3%
Cypress Semiconductor Corp. (NON)	44,415	961,585	43,089	932,877
Novellus Systems, Inc. (NON)	23,535	848,907	22,832	823,550
		1,810,492		1,756,427

Shipping		0.4%		0.5%
J. B. Hunt Transport Services, Inc.	17,845	731,645	17,312	709,792
United Parcel Service, Inc. Class B	32,348	2,316,764	31,383	2,247,650
		3,048,409		2,957,442

Software		0.8%		0.9%
Amdocs, Ltd. (United Kingdom) (NON)	38,367	1,118,014	37,221	1,084,620
BMC Software, Inc. (NON)	27,342	1,304,213	26,526	1,265,290
CA, Inc.	65,110	1,549,618	63,166	1,503,351
Intuit, Inc. (NON)	36,424	1,709,378	35,338	1,658,412
		5,681,223		5,511,673

Technology		0.2%		0.2%
Avago Technologies, Ltd.	43,085	1,236,970	41,799	1,200,049
		1,236,970		1,200,049

Technology services		0.6%		0.7%
Accenture PLC Class A	52,388	2,696,410	50,826	2,616,014
AOL, Inc. (NON)	29,585	695,839	28,700	675,024

FactSet Research Systems, Inc.	10,067	1,014,754	9,767	984,514
		4,407,003		4,275,552

Telecommunications		0.2%		0.2%
American Tower Corp. Class A (NON)	28,905	1,470,108	28,042	1,426,216
		1,470,108		1,426,216

Textiles		0.1%		0.1%
Cintas Corp.	22,605	634,296	21,931	615,384
		634,296		615,384

Tobacco		0.9%		1.1%
Lorillard, Inc.	21,038	1,582,899	20,410	1,535,648
Philip Morris International, Inc.	86,289	4,939,182	83,711	4,791,618
		6,522,081		6,327,266

Transportation services		0.1%		0.1%
Landstar Systems, Inc.	11,502	476,528	11,158	462,276
		476,528		462,276

Total common stocks (cost $153,592,570
and $149,071,301)		$160,666,494		$155,870,789

CORPORATE BONDS AND NOTES(a)	500 Fund 15.6%		700 Fund 16.7%
	Principal amount	Value	Principal amount	Value

Advertising and marketing services		0.2%		--%
Lamar Media Corp. company guaranty sr.
notes 9 3/4s, 2014	$990,000	$1,145,925	$200,000	$231,500
		1,145,925		231,500

Aerospace and defense		0.2%		0.1%
Alliant Techsystems, Inc. sr. sub.
notes 6 3/4s, 2016	265,000	272,950	335,000	345,050
BE Aerospace, Inc. sr. unsec. unsub.
notes 8 1/2s, 2018	285,000	310,650	--	--
Boeing Co. (The) sr. unsec. unsub.
notes 3 1/2s, 2015	252,000	264,079	148,000	155,094
United Technologies Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	252,000	278,735	148,000	163,701
		1,126,414		663,845

Automotive		0.2%		--%
Affinion Group Holdings, Inc. 144A sr.
notes 10 3/4s, 2016	--	--	130,000	144,950
Daimler Finance North America, LLC
company guaranty 6 1/2s, 2013 (Germany)	157,000	178,005	93,000	105,443
TRW Automotive, Inc. 144A company
guaranty sr. unsec. unsub. notes 7s,
2014	1,000,000	1,100,000	--	--
		1,278,005		250,393

Banking		1.9%		1.5%
Bank of America Corp. sr. unsec. notes
5 3/4s, 2017	2,015,000	2,109,836	1,185,000	1,240,772
Bank of New York Mellon Corp. (The) sr.
unsec. notes 2.95s, 2015	252,000	258,594	148,000	151,873
Barclays Bank PLC sr. unsec. unsub.
notes 5.2s, 2014	346,000	375,615	204,000	221,461
BB&T Corp. unsec. sub. notes 5.2s, 2015	189,000	203,833	111,000	119,711
Citigroup, Inc. sr. unsec. unsub. notes
6 1/8s, 2017	1,575,000	1,727,936	925,000	1,014,819
Credit Suisse Guernsey sr. unsec. notes
5 1/2s, 2014	787,000	865,822	463,000	509,372
Deutsche Bank AG sr. unsec. notes 6s,
2017 (United Kingdom)	346,000	388,237	204,000	228,902
HSBC Finance Corp. 144A sr. unsec. sub.
notes 6.676s, 2021	740,000	766,908	435,000	450,817
JPMorgan Chase & Co. sr. unsec. unsub.
notes 3.7s, 2015	1,701,000	1,767,121	999,000	1,037,833
PNC Funding Corp. bank guaranty sr.
unsec. note 3 5/8s, 2015	283,000	292,782	167,000	172,773
Shinhan Bank 144A sr. unsec. bond 6s,
2012 (South Korea)	225,000	236,764	150,000	157,843
UBS AG/Stamford CT sr. unsec. notes
Ser. DPNT, 3 7/8s, 2015	300,000	308,999	250,000	257,500
US Bancorp sr. unsec. unsub. notes
2.45s, 2015	252,000	251,710	148,000	147,830
VTB Bank Via VTB Capital SA sr. notes
6 1/4s, 2035 (Russia)	500,000	515,625	500,000	515,625
VTB Bank Via VTB Capital SA 144A sr.
unsec. notes 6 7/8s, 2018 (Russia)	1,600,000	1,707,360	1,500,000	1,600,650
Wells Fargo & Co. sr. unsec. unsub.
notes 5 5/8s, 2017	1,291,000	1,434,039	759,000	843,095
Westpac Banking Corp. sr. unsec. unsub.
notes 3s, 2015 (Australia)	220,000	220,322	130,000	130,190
		13,431,503		8,801,066

Beverage		0.2%		0.2%
Anheuser-Busch InBev Worldwide, Inc.
company guaranty sr. unsec. unsub.
notes 4 1/8s, 2015	346,000	368,509	204,000	217,271
Coca-Cola Refreshments USA, Inc. sr.
unsec. unsub. notes 7 3/8s, 2014	157,000	183,645	93,000	108,783
Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes
7 1/4s, 2016	260,000	276,575	590,000	627,613
Diageo Capital PLC company guaranty
5 3/4s, 2017 (United Kingdom)	189,000	215,537	111,000	126,585
PepsiCo, Inc. sr. unsec. unsub. notes
3.1s, 2015	441,000	461,412	259,000	270,988
		1,505,678		1,351,240

Biotechnology		--%		0.1%
Amgen, Inc. sr. unsec. notes 5.85s, 2017	189,000	218,807	111,000	128,505
Talecris Biotherapeutics Holdings Corp.
company guaranty sr. unsec. notes
7 3/4s, 2016	65,000	71,175	200,000	219,000
		289,982		347,505

Broadcasting		0.4%		0.2%
Belo Corp. sr. unsec. unsub. notes 8s,
2016	195,000	212,550	200,000	218,000
DIRECTV Holdings, LLC/DIRECTV Financing
Co., Inc. company guaranty sr. unsec.
notes 7 5/8s, 2016	189,000	209,790	161,000	178,710
DISH DBS Corp. company guaranty 7 1/8s,
2016	--	--	255,000	266,475
DISH DBS Corp. company guaranty 7s, 2013	--	--	220,000	235,400

Echostar DBS Corp. sr. notes 6 3/8s,
2011		145,000	148,806	--	--
News America, Inc. company guaranty sr.
unsec. notes 5.3s, 2014		252,000	280,599	148,000	164,796
Sirius XM Radio, Inc. 144A sr. notes
9 3/4s, 2015		685,000	772,338	220,000	248,050
Univision Communications, Inc. 144A
company guaranty sr. unsec. unsub.
notes 9 3/4s, 2015 (PIK)		--	--	1,938	2,112
Univision Communications, Inc. 144A sr.
sec. notes 12s, 2014		855,000	933,019	--	--
			2,557,102		1,313,543

Building materials			--%		0.1%
Owens Corning, Inc. company guaranty
unsec. unsub. notes 9s, 2019		210,000	246,750	275,000	323,125
			246,750		323,125

Cable television			0.5%		0.6%
CCO Holdings, LLC/CCO Holdings Capital
Corp. company guaranty sr. unsec. notes
7 7/8s, 2018		--	--	270,000	284,175
Charter Communications Operating
LLC/Charter Communications Operating
Capital 144A company guaranty sr. notes
8s, 2012		200,000	210,750	300,000	316,125
Comcast Corp. company guaranty sr.
unsec. unsub. bonds 6 1/2s, 2017		630,000	726,873	370,000	426,893
CSC Holdings LLC sr. notes 6 3/4s, 2012		215,000	224,406	84,000	87,675
CSC Holdings LLC sr. unsec. unsub.
notes 8 1/2s, 2014		695,000	776,663	730,000	815,775
CSC Holdings, Inc. sr. notes Ser. B,
7 5/8s, 2011		40,000	40,250	--	--
Mediacom Broadband, LLC/Mediacom
Broadband Corp. sr. unsec. unsub. notes
8 1/2s, 2015		900,000	922,500	1,400,000	1,435,000
Time Warner Cable, Inc. company
guaranty sr. unsec. notes 5.85s, 2017		535,000	595,894	315,000	350,854
Virgin Media Secured Finance PLC
company guaranty sr. notes 7s, 2018
(United Kingdom)	GBP	145,000	245,824	100,000	169,534
			3,743,160		3,886,031

Chemicals			0.8%		0.7%
Dow Chemical Co. (The) sr. unsec. FRN
2.536s, 2011		155,000	156,745	110,000	111,239
Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015		315,000	349,456	185,000	205,236
E.I. du Pont de Nemours & Co. sr.
unsec. unsub. notes 3 1/4s, 2015		252,000	261,789	148,000	153,749
Hexion U.S. Finance Corp./Hexion Nova
Scotia Finance, ULC company guaranty
sr. notes FRN 4.786s, 2014		400,000	383,000	750,000	718,125
Ineos Finance PLC 144A company guaranty
sr. notes 9s, 2015 (United Kingdom)		1,020,000	1,122,000	1,170,000	1,287,000
Kronos International, Inc. sr. notes
6 1/2s, 2013 (Germany)	EUR	1,000,000	1,375,585	1,000,000	1,375,585
Lyondell Chemical Co. 144A company
guaranty sr. notes 8s, 2017		$899,000	1,003,509	$--	--
Momentive Performance Materials, Inc.
company guaranty sr. notes 12 1/2s, 2014		647,000	723,023	165,000	184,388
			5,375,107		4,035,322

Coal			0.1%		0.2%
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		379,000	382,790	282,000	284,820
Peabody Energy Corp. company guaranty
7 3/8s, 2016		135,000	151,200	555,000	621,600
			533,990		906,420

Combined utilities			--%		0.1%
El Paso Corp. sr. unsec. notes 7s, 2017		225,000	242,528	465,000	501,224
El Paso Corp. sr. unsec. notes Ser.
GMTN, 7 3/8s, 2012		--	--	26,000	27,648
			242,528		528,872

Commercial and consumer services			0.2%		0.3%
Corrections Corporation of America
company guaranty sr. notes 7 3/4s, 2017		260,000	284,375	320,000	350,000
Expedia, Inc. 144A company guaranty sr.
notes 8 1/2s, 2016		240,000	261,000	210,000	228,375
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016		405,000	418,163	559,000	577,168
Sabre Holdings Corp. sr. unsec. unsub.
notes 8.35s, 2016		--	--	500,000	485,000
Travelport LLC company guaranty 9 7/8s,
2014		190,000	186,675	195,000	191,588
			1,150,213		1,832,131

Communications equipment			--%		--%
Cisco Systems, Inc. sr. unsec. unsub.
notes 5 1/2s, 2016		283,000	322,590	167,000	190,362
			322,590		190,362

Computers			0.4%		0.4%
Ceridian Corp. company guaranty sr.
unsec. notes 12 1/4s, 2015 (PIK)		485,000	506,825	695,000	726,275
Hewlett-Packard Co. sr. unsec. notes
6 1/8s, 2014		252,000	284,984	148,000	167,372
IBM Corp. sr. unsec. notes 5.7s, 2017		378,000	434,506	222,000	255,186
Seagate Technology International 144A
company guaranty sr. sec. notes 10s,
2014 (Cayman Islands)		230,000	268,525	--	--
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015		985,000	1,037,944	1,085,000	1,143,319
Xerox Corp. sr. unsec. unsub. notes
4 1/4s, 2015		220,000	232,798	130,000	137,562
			2,765,582		2,429,714

Conglomerates			0.3%		0.2%
General Electric Co. sr. unsec. notes
5 1/4s, 2017		1,984,000	2,148,648	1,166,000	1,262,764
SPX Corp. sr. unsec. notes 7 5/8s, 2014		260,000	284,050	125,000	136,563
			2,432,698		1,399,327

Consumer			--%		0.1%
Jarden Corp. company guaranty sr.
unsec. notes 8s, 2016		--	--	135,000	146,644

Jarden Corp. company guaranty sr.
unsec. sub. notes 7 1/2s, 2017		--	--	435,000	457,838
			--		604,482

Consumer finance			0.2%		0.1%
American Express Credit Corp. sr.
unsec. unsub. notes 5 1/8s, 2014		567,000	614,212	333,000	360,728
Capital One Financial Corp. sr. unsec.
unsub. notes 6 3/4s, 2017		252,000	290,931	148,000	170,864
SLM Corp. sr. unsec. unsub. notes Ser.
MTN, 8.45s, 2018		220,000	237,695	130,000	140,456
			1,142,838		672,048

Consumer goods			0.2%		0.2%
ACCO Brands Corp. company guaranty sr.
notes 10 5/8s, 2015		500,000	565,000	500,000	565,000
Procter & Gamble Co. (The) sr. unsec.
notes 3 1/2s, 2015		252,000	266,138	148,000	156,303
Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015		300,000	318,750	300,000	318,750
			1,149,888		1,040,053

Consumer services			0.2%		0.3%
Hertz Holdings Netherlands BV 144A sr.
bonds 8 1/2s, 2015 (Netherlands)	EUR	500,000	744,803	750,000	1,117,204
Service Corporation International sr.
notes 7s, 2017		$170,000	179,138	$185,000	194,944
Service Corporation International sr.
unsec. 7 3/8s, 2014		180,000	196,650	195,000	213,038
Stewart Enterprises, Inc. sr. notes
6 1/4s, 2013		200,000	200,000	--	--
			1,320,591		1,525,186

Containers			--%		0.1%
Owens Brockway Glass Container, Inc.
company guaranty 6 3/4s, 2014		--	--	150,000	154,125
Reynolds Group DL Escrow, Inc./Reynolds
Group Escrow, LLC 144A company guaranty
sr. notes 7 3/4s, 2016 (Luxembourg)		195,000	205,725	200,000	211,000
			205,725		365,125

Electric utilities			0.6%		0.5%
AES Corp. (The) sr. notes 8 7/8s, 2011		--	--	50,000	50,000
AES Corp. (The) sr. unsec. unsub. notes
9 3/4s, 2016		210,000	242,025	150,000	172,875
AES Corp. (The) sr. unsec. unsub. notes
8s, 2017		1,035,000	1,120,388	1,000,000	1,082,500
Appalachian Power Co. sr. unsec. unsub.
notes 7s, 2038		189,000	217,095	111,000	127,500
Carolina Power & Light Co. 1st mtge.
bonds 5.3s, 2019		155,000	171,831	90,000	99,773
Consolidated Edison Co. of New York sr.
unsec. notes 7 1/8s, 2018		157,000	191,099	93,000	113,198
Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017		315,000	362,321	185,000	212,792
Duke Energy Corp. sr. unsec. unsub.
notes 6.3s, 2014		315,000	353,056	185,000	207,350
Exelon Corp. sr. unsec. notes 4.9s, 2015		252,000	268,738	148,000	157,830
FirstEnergy Corp. notes Ser. B, 6.45s,
2011		11,000	11,429	7,000	7,273
FirstEnergy Corp. sr. unsec. unsub.
notes Ser. C, 7 3/8s, 2031		220,000	233,301	130,000	137,860
FPL Group Capital, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2015		157,000	188,610	93,000	111,725
National Rural Utilities Cooperative
Finance Corp. sr. bonds 10 3/8s, 2018		126,000	173,140	74,000	101,685
NV Energy, Inc. sr. unsec. unsub. notes
6 3/4s, 2017		145,000	146,737	170,000	172,037
Pacific Gas & Electric Co. sr. unsec.
bonds 4.8s, 2014		220,000	239,412	130,000	141,471
Southern Power Co. sr. unsec. notes
Ser. D, 4 7/8s, 2015		189,000	204,846	111,000	120,306
Texas-New Mexico Power Co. 144A 1st
mtge. sec. 9 1/2s, 2019		275,000	345,889	125,000	157,222
			4,469,917		3,173,397

Electronics			--%		0.1%
NXP BV/NXP Funding, LLC company
guaranty Ser. EXCH, 9 1/2s, 2015
(Netherlands)		--	--	545,000	583,831
STATS ChipPAC, Ltd. 144A company
guaranty sr. unsec. notes 7 1/2s, 2015
(Singapore)		200,000	217,500	200,000	217,500
			217,500		801,331

Energy (oil field)			0.1%		0.2%
Expro Finance Luxemburg 144A sr. notes
8 1/2s, 2016 (Luxembourg)		530,000	522,050	615,000	605,775
Trico Shipping AS 144A sr. notes
13 7/8s, 2014 (Norway)
(In default) (NON)		555,000	456,488	645,000	530,513
			978,538		1,136,288

Entertainment			--%		0.1%
AMC Entertainment, Inc. sr. sub. notes
8s, 2014		--	--	350,000	354,375
			--		354,375

Financial			0.4%		0.5%
CIT Group, Inc. sr. bonds 7s, 2014		1,100,000	1,120,625	1,100,000	1,120,625
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr.
unsec. notes 7 3/4s, 2016		300,000	309,375	700,000	721,875
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015		162,000	178,200	324,000	356,400
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017		--	--	266,000	276,640
Leucadia National Corp. sr. unsec.
notes 7s, 2013		100,000	107,250	--	--
Vnesheconombank Via VEB Finance, Ltd.
144A bank guaranteed bonds 6.8s, 2025
(Russia)		800,000	788,000	700,000	689,500
			2,503,450		3,165,040

Food			0.2%		0.4%
Dole Food Co. 144A sr. notes 8s, 2016		--	--	200,000	213,000
Kraft Foods, Inc. sr. unsec. unsub.
notes 4 1/8s, 2016		598,000	627,770	352,000	369,524
Reddy Ice Corp. company guaranty sr.

notes 11 1/4s, 2015		--	--	300,000	311,250
Smithfield Foods, Inc. company guaranty
sr. notes 10s, 2014		180,000	211,725	530,000	623,413
Tyson Foods, Inc. sr. unsec. unsub.
notes 10 1/2s, 2014		230,000	273,700	505,000	600,950
			1,113,195		2,118,137

Forest products and packaging			0.4%		0.8%
PE Paper Escrow GmbH sr. notes Ser.
REGS, 11 3/4s, 2014 (Austria)	EUR	100,000	157,140	165,000	259,281
PE Paper Escrow GmbH 144A sr. notes
12s, 2014 (Austria)		$250,000	291,293	$850,000	990,396
Sappi Papier Holding AG 144A company
guaranty 6 3/4s, 2012 (Austria)		--	--	60,000	61,652
Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		1,000,000	1,017,500	1,410,000	1,434,675
Verso Paper Holdings, LLC/Verso Paper,
Inc. company guaranty sr. notes FRN
Ser. B, 4.037s, 2014		--	--	500,000	480,625
Verso Paper Holdings, LLC/Verso Paper,
Inc. sr. notes 11 1/2s, 2014		1,225,000	1,350,563	1,205,000	1,328,513
			2,816,496		4,555,142

Gaming and lottery			0.3%		0.3%
Ameristar Casinos, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		1,255,000	1,345,988	325,000	348,563
Harrah's Operating Co., Inc. sr. notes
11 1/4s, 2017		390,000	442,650	695,000	788,825
MGM Resorts International sr. notes
10 3/8s, 2014		180,000	203,850	190,000	215,175
Yonkers Racing Corp. 144A sr. notes
11 3/8s, 2016		--	--	162,000	179,010
			1,992,488		1,531,573

Health-care services			0.6%		0.9%
CHS/Community Health Systems, Inc.
company guaranty sr. unsec. sub. notes
8 7/8s, 2015		525,000	554,531	810,000	855,563
Fresenius US Finance II, Inc. 144A sr.
unsec. notes 9s, 2015		235,000	269,956	525,000	603,094
HCA, Inc. company guaranty sr. notes
9 5/8s, 2016 (PIK)		1,000,000	1,078,750	1,230,000	1,326,863
HCA, Inc. company guaranty sr. notes
8 1/2s, 2019		--	--	50,000	55,750
HCA, Inc. sr. sec. notes 9 1/8s, 2014		160,000	168,000	--	--
IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014		545,000	559,306	815,000	836,394
Omnicare, Inc. sr. sub. notes 6 7/8s,
2015		575,000	595,125	665,000	688,275
Tenet Healthcare Corp. sr. notes 9s,
2015		275,000	303,875	455,000	502,775
Tenet Healthcare Corp. sr. notes
8 7/8s, 2019		40,000	45,800	80,000	91,600
UnitedHealth Group, Inc. sr. unsec.
notes 6s, 2018		189,000	214,256	111,000	125,833
Ventas Realty LP/Capital Corp. sr.
notes 6 3/4s, 2017 (R)		135,000	140,842	--	--
WellPoint, Inc. unsec. unsub. notes
5 1/4s, 2016		157,000	172,680	93,000	102,288
			4,103,121		5,188,435

Household furniture and appliances			0.1%		0.2%
Sealy Mattress Co. 144A company
guaranty sr. sec. notes 10 7/8s, 2016		752,000	854,460	962,000	1,093,073
			854,460		1,093,073

Insurance			0.4%		0.3%
Allstate Corp. (The) sr. unsec. unsub.
notes 5s, 2014		189,000	207,642	111,000	121,948
American International Group, Inc. sr.
unsec. notes Ser. MTN, 5.45s, 2017		315,000	326,414	185,000	191,703
Berkshire Hathaway, Inc. sr. unsec.
unsub. notes 3.2s, 2015		693,000	716,698	407,000	420,918
Hartford Financial Services Group, Inc.
(The) jr. unsec. sub. debs. FRB 8 1/8s,
2038		530,000	575,515	645,000	700,390
MetLife, Inc. sr. unsec. 6 3/4s, 2016		252,000	293,385	148,000	172,306
Prudential Financial, Inc. sr. disc.
unsec. unsub. notes Ser. MTN, 4 3/4s,
2015		315,000	336,545	185,000	197,653
			2,456,199		1,804,918

Investment banking/Brokerage			0.5%		0.3%
E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017		175,000	208,031	210,000	249,638
Goldman Sachs Group, Inc. (The) sr.
unsec. notes 6 1/4s, 2017		1,543,000	1,702,620	907,000	1,000,827
Morgan Stanley sr. unsec. unsub. notes
Ser. MTN, 6s, 2015		1,323,000	1,432,805	777,000	841,489
			3,343,456		2,091,954

Lodging/Tourism			--%		0.1%
FelCor Lodging LP company guaranty sr.
notes 10s, 2014 (R)		--	--	750,000	849,375
			--		849,375

Machinery			0.2%		0.1%
Altra Holdings, Inc. company guaranty
sr. notes 8 1/8s, 2016		395,000	414,750	450,000	472,500
Caterpillar Financial Services Corp.
sr. unsec. notes 6 1/8s, 2014		346,000	390,911	204,000	230,479
Deere & Co. sr. unsec. notes 6.95s, 2014		252,000	292,504	148,000	171,788
			1,098,165		874,767

Manufacturing			--%		--%
General Cable Corp. company guaranty
sr. unsec. unsub. notes FRN 2.678s, 2015		85,000	80,750	125,000	118,750
			80,750		118,750

Media			0.3%		0.3%
Interpublic Group of Companies, Inc.
(The) sr. unsec. notes 6 1/4s, 2014		231,000	249,480	234,000	252,720
Nielsen Finance LLC/Nielsen Finance Co.
sr. notes 11 5/8s, 2014		175,000	204,094	175,000	204,094
Time Warner, Inc. company guaranty sr.
unsec. notes 5 7/8s, 2016		409,000	461,145	241,000	271,726
WMG Holdings Corp. company guaranty sr.
unsec. disc. notes 9 1/2s, 2014		850,000	857,438	915,000	923,006
			1,772,157		1,651,546

Metals			0.5%		0.5%
Alcoa, Inc. sr. unsec. unsub. notes
5.55s, 2017		189,000	201,762	111,000	118,495
ArcelorMittal sr. unsec. unsub. notes
6 1/8s, 2018 (France)		189,000	201,062	111,000	118,084
ArcelorMittal sr. unsec. unsub. notes
5 3/8s, 2013 (France)		--	--	150,000	160,250
BHP Billiton Finance USA Ltd company
guaranty sr. unsec. unsub. notes
5 1/2s, 2014 (Canada)		189,000	210,271	111,000	123,492
FMG Resources August 2006 Pty, Ltd.
144A sr. notes 7s, 2015 (Australia)		1,250,000	1,288,467	750,000	773,080
Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 8.95s, 2014
(Australia)		283,000	343,826	167,000	202,894
SGL Carbon SE company guaranty sr. sub.
notes FRN Ser. EMTN, 2.3s, 2015
(Germany)	EUR	100,000	130,706	150,000	196,059
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015		$500,000	510,000	$500,000	510,000
Steel Dynamics, Inc. sr. unsec. unsub.
notes 7 3/4s, 2016		170,000	181,475	220,000	234,850
Teck Resources Limited sr. notes
10 3/4s, 2019 (Canada)		--	--	185,000	240,500
Teck Resources Limited sr. notes
10 1/4s, 2016 (Canada)		--	--	15,000	18,375
Vale Overseas, Ltd. company guaranty
sr. unsec. unsub. notes 6 1/4s, 2017		220,000	245,075	130,000	144,817
			3,312,644		2,840,896

Natural gas utilities			0.1%		0.1%
Enterprise Products Operating, LLC
company guaranty sr. unsec. unsub.
bonds Ser. L, 6.3s, 2017		220,000	250,291	130,000	147,899
Kinder Morgan Energy Partners LP notes
6s, 2017		252,000	280,449	148,000	164,708
TransCanada Pipelines, Ltd. sr. unsec.
unsub. notes 6 1/2s, 2018 (Canada)		220,000	257,650	130,000	152,248
			788,390		464,855

Oil and gas			2.1%		2.2%
Anadarko Petroleum Corp. sr. notes
5.95s, 2016		220,000	240,601	130,000	142,173
BP Capital Markets PLC company guaranty
sr. unsec. notes 3 7/8s, 2015 (United
Kingdom)		252,000	263,972	148,000	155,031
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015		490,000	573,300	500,000	585,000
Comstock Resources, Inc. company
guaranty sr. unsub. notes 8 3/8s, 2017		560,000	575,400	685,000	703,838
Connacher Oil and Gas, Ltd. 144A sec.
notes 10 1/4s, 2015 (Canada)		--	--	250,000	263,125
Connacher Oil and Gas, Ltd. 144A sr.
sec. notes 11 3/4s, 2014 (Canada)		580,000	630,025	895,000	972,194
ConocoPhillips company guaranty sr.
unsec. notes 4.6s, 2015		504,000	551,737	296,000	324,036
Denbury Resources, Inc. sr. sub. notes
7 1/2s, 2015		565,000	587,600	630,000	655,200
EnCana Holdings Finance Corp. company
guaranty sr. unsec. unsub. notes 5.8s,
2014 (Canada)		220,000	245,137	130,000	144,853
Forest Oil Corp. company guaranty
8 1/2s, 2014		965,000	1,068,738	1,035,000	1,146,263
Forest Oil Corp. sr. notes 8s, 2011		240,000	250,800	230,000	240,350
Gazprom Via White Nights Finance BV
notes 10 1/2s, 2014 (Russia)		1,000,000	1,193,880	1,000,000	1,193,880
Newfield Exploration Co. sr. unsec.
sub. notes 7 1/8s, 2018		--	--	175,000	187,250
Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014		435,000	444,788	195,000	199,388
OPTI Canada, Inc. 144A sr. notes 9s,
2012 (Canada)		1,160,000	1,133,900	1,245,000	1,216,988
Petrohawk Energy Corp. company guaranty
sr. unsec. notes 10 1/2s, 2014		1,035,000	1,190,250	--	--
Petroleos de Venezuela SA sr. unsec.
bonds zero %, 2011 (Venezuela)		2,445,000	2,359,425	2,255,000	2,176,075
Petroleos de Venezuela SA sr. unsec.
notes 4.9s, 2014 (Venezuela)		3,295,000	2,151,635	2,805,000	1,831,665
Quicksilver Resources, Inc. sr. notes
11 3/4s, 2016		225,000	263,250	280,000	327,600
Shell International Finance BV company
guaranty sr. unsec. notes 3.1s, 2015
(Netherlands)		441,000	454,803	259,000	267,107
Whiting Petroleum Corp. company
guaranty 7s, 2014		125,000	132,500	--	--
XTO Energy, Inc. sr. unsec. unsub.
notes 6 1/4s, 2017		189,000	222,806	111,000	130,854
			14,534,547		12,862,870

Pharmaceuticals			0.4%		0.4%
Abbott Laboratories sr. unsec. notes
5 7/8s, 2016		283,000	327,269	167,000	193,124
AstraZeneca PLC sr. unsub. notes 5.9s,
2017 (United Kingdom)		189,000	217,927	111,000	127,989
ConvaTec Healthcare E SA 144A sr. notes
7 3/8s, 2017 (Luxembourg)	EUR	415,000	585,820	445,000	628,169
Elan Finance PLC/Elan Finance Corp.
company guaranty sr. unsec. unsub.
notes 8 7/8s, 2013 (Ireland)		$400,000	413,000	$600,000	619,500
GlaxoSmith Kline Capital, Inc. company
guaranty sr. unsec. unsub. notes
4 3/8s, 2014		252,000	272,841	148,000	160,240
Merck & Co., Inc. sr. unsec. notes 4s,
2015		283,000	304,017	167,000	179,402
Novartis Capital Corp. company guaranty
sr. unsec. notes 2.9s, 2015		252,000	259,744	148,000	152,548
Pfizer, Inc. sr. unsec. notes 5.35s,
2015		598,000	672,739	352,000	395,994
			3,053,357		2,456,966

Power producers			0.1%		0.2%
Calpine Corp. 144A sr. sec. notes
7 1/4s, 2017		--	--	350,000	357,875
Mirant Americas Generation, Inc. sr.
unsec. notes 8.3s, 2011		260,000	262,600	200,000	202,000
NRG Energy, Inc. sr. notes 7 3/8s, 2016		676,000	699,660	600,000	621,000
			962,260		1,180,875

Railroads			--%		0.1%
RailAmerica, Inc. company guaranty sr.
notes 9 1/4s, 2017		--	--	631,000	696,466
			--		696,466

Real estate		0.1%		0.2%
CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s,
2017	355,000	411,800	685,000	794,600
Simon Property Group LP sr. unsec.
unsub. notes 5.65s, 2020 (R)	220,000	238,541	130,000	140,956
		650,341		935,556

Regional Bells		0.4%		0.3%
AT&T, Inc. sr. unsec. unsub. notes
2 1/2s, 2015	1,449,000	1,446,218	851,000	849,366
Qwest Communications International,
Inc. company guaranty Ser. B, 7 1/2s,
2014	--	--	250,000	253,750
Qwest Corp. sr. unsec. unsub. notes
8 3/8s, 2016	642,000	768,795	173,000	207,168
Verizon Communications, Inc. sr. unsec.
notes 5.55s, 2016	819,000	917,713	481,000	538,974
		3,132,726		1,849,258

Restaurants		--%		0.1%
Wendy's/Arby's Restaurants LLC company
guaranty sr. unsec. unsub. notes 10s,
2016	235,000	261,438	300,000	333,750
		261,438		333,750

Retail		0.5%		0.5%
CVS Corp. sr. unsec. 5 3/4s, 2017	220,000	246,986	130,000	145,946
Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	157,000	176,106	93,000	104,318
Kroger Co. company guaranty 6.4s, 2017	157,000	179,984	93,000	106,615
Macy's Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	135,000	136,175	135,000	136,175
QVC Inc. 144A sr. notes 7 1/8s, 2017	475,000	498,750	570,000	598,500
SUPERVALU, Inc. sr. unsec. notes 8s,
2016	125,000	121,875	575,000	560,625
Target Corp. sr. unsec. notes 5 3/8s,
2017	252,000	284,397	148,000	167,027
Toys R Us, Inc. sr. unsec. unsub. notes
7 7/8s, 2013	1,200,000	1,272,000	1,000,000	1,060,000
Wal-Mart Stores, Inc. sr. unsec. unsub.
notes 3.2s, 2014	598,000	626,577	352,000	368,821
		3,542,850		3,248,027

Shipping		--%		--%
United Parcel Service, Inc. sr. unsec.
unsub. notes 3 7/8s, 2014	189,000	203,153	111,000	119,312
		203,153		119,312

Software		0.1%		--%
Oracle Corp. sr. unsec. notes 5 1/4s,
2016	346,000	388,154	204,000	228,854
		388,154		228,854

Technology services		0.1%		0.2%
Iron Mountain, Inc. company guaranty
6 5/8s, 2016	100,000	100,375	245,000	245,919
Unisys Corp. 144A company guaranty sr.
sub. notes 14 1/4s, 2015	477,000	575,978	815,000	984,113
		676,353		1,230,032

Telecommunications		0.7%		1.1%
America Movil SAB de CV company
guaranty unsec. unsub. notes 5 1/2s,
2014 (Mexico)	189,000	206,308	111,000	121,165
Cellco Partnership/Verizon Wireless
Capital, LLC sr. unsec. unsub. notes
5.55s, 2014	252,000	279,311	148,000	164,040
Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company guaranty sr.
notes 12s, 2015	200,000	218,000	205,000	223,450
Deutsche Telekom International Finance
BV company guaranty sr. unsec. unsub.
notes 5 3/4s, 2016 (Germany)	252,000	282,534	148,000	165,933
Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United
Kingdom)	--	--	130,000	138,125
Intelsat Subsidiary Holding Co., Ltd.
company guaranty sr. unsec. notes
8 1/2s, 2013 (Bermuda)	150,000	150,750	75,000	75,375
Level 3 Financing, Inc. 144A company
guaranty FRN 4.344s, 2015	--	--	1,100,000	987,250
Nextel Communications, Inc. sr. notes
Ser. E, 6 7/8s, 2013	840,000	844,200	805,000	809,025
NII Capital Corp. company guaranty sr.
unsec. unsub. notes 10s, 2016	245,000	274,400	740,000	828,800
PAETEC Holding Corp. company guaranty
sr. notes 8 7/8s, 2017	290,000	311,750	725,000	779,375
SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016	240,000	262,200	195,000	213,038
Sprint Nextel Corp. sr. unsec. notes
6s, 2016	265,000	260,363	120,000	117,900
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Italy)	283,000	289,369	167,000	170,759
Telefonica Emisones SAU company
guaranty sr. unsec. notes 4.949s, 2015
(Spain)	315,000	330,215	185,000	193,936
Vodafone Group PLC sr. unsec. unsub.
notes 5 5/8s, 2017 (United Kingdom)	283,000	316,673	167,000	186,871
Wind Acquisition Finance SA 144A
company guaranty sr. notes 7 1/4s, 2018
(Netherlands)	560,000	579,600	700,000	724,500
Windstream Corp. company guaranty sr.
unsec. unsub. notes 8 5/8s, 2016	505,000	535,300	865,000	916,900
		5,140,973		6,816,442

Telephone		0.1%		--%
Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016	380,000	399,950	--	--
		399,950		--

Tire and rubber		0.2%		0.2%
Goodyear Tire & Rubber Co. (The) sr.
unsec. notes 10 1/2s, 2016	975,000	1,106,625	1,050,000	1,191,750
		1,106,625		1,191,750

Tobacco		0.1%		0.1%
Altria Group, Inc. company guaranty sr.
unsec. notes 4 1/8s, 2015	378,000	395,646	222,000	232,364

Philip Morris International, Inc. sr.
unsec. unsub. notes 5.65s, 2018	189,000	213,810	111,000	125,571
		609,456		357,935

Total corporate bonds and notes (cost
$106,885,798 and $97,647,334)		$108,529,378		$100,019,235

ASSET-BACKED SECURITIES(a)	500 Fund 6.4%		700 Fund 6.6%
	Principal amount	Value	Principal amount	Vlaue

Accredited Mortgage Loan Trust FRB Ser.
07-1, Class A3, 0.39s, 2037	$1,346,000	$989,727	$1,495,000	$1,099,288
Ace Securities Corp.
FRB Ser. 06-HE3, Class A2C, 0.41s, 2036	--	--	1,040,666	509,463
FRB Ser. 06-NC3, Class A2B, 0.37s, 2036
(F)	1,040,000	447,200	--	--
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 06-NC2, Class A2B, 0.42s, 2036	2,145,213	1,072,607	2,181,288	1,090,644
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032 (F)	2,709,421	2,140,443	353,638	279,374
Ser. 00-5, Class A6, 7.96s, 2032	1,108,680	909,118	--	--
Ser. 00-6, Class A5, 7.27s, 2031	2,876,519	2,962,815	3,427,476	3,530,300
Ser. 01-1, Class A5, 6.99s, 2031 (F)	1,619,388	1,659,873	1,995,634	2,045,525
Ser. 01-3, Class A4, 6.91s, 2033	1,977,208	2,056,297	2,806,060	2,918,303
Countrywide Asset Backed Certificates
FRB Ser. 07-12, Class 2A2, 0.76s, 2047
(F)	--	--	369,000	283,208
FRB Ser. 07-7, Class 2A3, 0.49s, 2047	--	--	2,008,000	933,720
FRB Ser. 07-9, Class 2A3, 0.44s, 2047	2,147,000	966,586	--	--
FRB Ser. 07-3, Class 2A2, 0.43s, 2047	540,000	412,327	575,000	439,052
FRB Ser. 07-6, Class 2A2, 0.43s, 2037	--	--	372,000	289,676
FRB Ser. 06-23, Class 2A3, 0.43s, 2037	1,826,000	989,802	777,000	421,181
FRB Ser. 06-8, Class 2A3, 0.42s, 2046	483,000	299,460	480,000	297,600
FRB Ser. 06-24, Class 2A3, 0.41s, 2047	699,000	359,985	1,044,000	537,660
FRB Ser. 07-1, Class 2A2, 0.36s, 2037
(F)	944,000	743,400	1,096,000	863,100
Credit-Based Asset Servicing and
Securitization Ser. 07-CB1, Class AF2,
5.973s, 2037 (F)	--	--	1,098,000	543,510
First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0 1/2s,
2036	1,002,000	521,086	1,254,000	652,138
FRB Ser. 07-FF1, Class A2D, 0.48s, 2038	1,009,000	487,526	2,291,000	1,106,959
FRB Ser. 06-FF18, Class A2C, 0.42s, 2037	1,842,000	893,370	2,759,000	1,338,115
FRB Ser. 06-FF13, Class A2C, 0.42s, 2036	1,320,000	660,000	1,224,000	612,000
FRB Ser. 06-FF9, Class 2A3, 0.42s, 2036
(F)	--	--	1,300,000	750,750
FRB Ser. 06-FF11, Class 2A3, 0.41s, 2036	955,000	563,450	1,144,000	674,960
FRB Ser. 07-FF1, Class A2C, 0.4s, 2038	1,347,000	626,484	3,032,000	1,410,171
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029	842,615	766,779	--	--
Ser. 96-8, Class M1, 7.85s, 2027	457,000	442,119	--	--
FRN Ser. 96-9, Class M1, 7.63s, 2027	1,564,000	1,542,140	635,000	626,125
Ser. 99-4, Class A7, 7.41s, 2031	1,020,196	948,782	1,263,241	1,174,814
Ser. 1997-5, Class M1, 6.95s, 2029	2,058,000	2,037,420	927,000	917,730
Ser. 99-3, Class A9, 6.53s, 2031	--	--	361,652	347,185
GSAA Home Equity Trust
FRB Ser. 05-11, Class 3A4, 0.51s, 2035	1,108,511	945,006	1,148,627	979,204
FRB Ser. 06-19, Class A3A, 0 1/2s, 2036	528,751	296,101	1,010,718	566,002
FRB Ser. 06-11, Class 2A2, 0.42s, 2036	716,487	386,903	757,730	409,174
FRB Ser. 07-5, Class 2A1A, 0.38s, 2047	169,181	116,735	155,595	107,361
FRB Ser. 07-4, Class A1, 0.36s, 2037	363,639	177,700	540,253	264,007
FRB Ser. 06-17, Class A1, 0.32s, 2036	1,635,336	834,022	2,042,936	1,041,897
FRB Ser. 06-16, Class A1, 0.32s, 2036	1,064,369	612,012	1,424,817	819,270
FRB Ser. 06-12, Class A1, 0.31s, 2036	2,297,071	1,196,544	1,018,655	530,617
GSAMP Trust
FRB Ser. 07-FM1, Class A2D, 0.51s, 2036	747,000	321,023	1,101,000	473,155
FRB Ser. 07-FM1, Class A2C, 0.43s, 2036	910,000	386,523	1,548,000	657,513
FRB Ser. 07-HE2, Class A2A, 0.38s, 2047	66,463	62,592	55,669	52,426
FRB Ser. 07-NC1, Class A2B, 0.36s, 2046	2,050,000	922,500	--	--
GSMPS Mortgage Loan Trust FRB Ser.
05-14, Class 2A2, 0.51s, 2035	680,087	486,263	805,409	575,868
HSI Asset Securitization Corp. Trust
FRB Ser. 06-HE1, Class 2A1, 0.31s, 2036	68,076	54,461	61,541	49,233
Lehman XS Trust
FRB Ser. 07-3, Class 1BA2, 6.17s, 2037
(F)	665,740	311,233	621,574	290,586
FRB Ser. 06-8, Class 2A1, 0.44s, 2036	876,093	516,895	--	--
FRB Ser. 06-19, Class A2, 0.43s, 2036	2,443,240	1,465,944	--	--
FRB Ser. 06-15, Class A4, 0.43s, 2036
(F)	930,144	523,206	--	--
FRB Ser. 07-3, Class 1BA1, 0.42s, 2037
(F)	1,766,627	772,899	--	--
Long Beach Mortgage Loan Trust FRB Ser.
06-WL1, Class 2A3, 0 1/2s, 2046	420,099	306,672	508,396	371,129
Madison Avenue Manufactured Housing
Contract FRB Ser. 02-A, Class B1,
3.51s, 2032	897,000	816,270	315,000	286,650
Merrill Lynch First Franklin Mortgage
Loan Asset Backed Certificates
FRB Ser. 07-1, Class A2C, 0.51s, 2037	2,080,000	1,008,800	5,859,000	2,841,615
FRB Ser. 07-1, Class A2B, 0.43s, 2037	1,348,156	741,149	925,316	508,693
Merrill Lynch Mortgage Investors Trust
FRB Ser. 07-HE1, Class A2B, 0.43s, 2037	850,287	313,140	1,939,841	714,397
Morgan Stanley Capital, Inc. FRB Ser.
06-WMC2, Class A2C, 0.41s, 2036	850,758	306,273	668,972	240,830
Morgan Stanley IXIS Real Estate Capital
FRB Ser. 06-2, Class A3, 0.41s, 2036	3,216,000	1,185,900	--	--
Novastar Home Equity Loan FRB Ser.
06-6, Class A2B, 0.36s, 2037	559,251	345,267	737,589	455,369
Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A4, 7.4s, 2030	1,106,000	763,140	447,000	308,430
Ser. 02-B, Class A4, 7.09s, 2032	716,974	695,181	--	--
Ser. 02-A, Class A4, 6.97s, 2032	769,425	780,966	341,046	346,161
Ser. 02-B, Class A2, 5.19s, 2019	355,881	312,980	273,775	240,771
Securitized Asset Backed Receivables,
LLC
FRB Ser. 06-FR4, Class A2B, 0.43s, 2036	652,736	278,555	--	--
FRB Ser. 07-BR4, Class A2A, 0.35s, 2037	496,886	339,124	388,544	265,182
WAMU Asset-Backed Certificates
FRB Ser. 07-HE2, Class 2A1, 0.37s, 2037	213,361	141,842	158,559	105,410
FRB Ser. 07-HE1, Class 2A1, 0.31s, 2037	199,341	188,377	182,074	172,060

Total asset-backed securities (cost
$43,229,705 and $37,998,126)		$44,410,994		$39,365,561

SENIOR LOANS(a)(c)	500 Fund 4.2%		700 Fund 5.1%
	Principal amount	Value	Principal amount	Value

Advertising and marketing services		0.1%		0.2%
Advantage Sales & Marketing, LLC bank
term loan FRN 5 1/4s, 2017	$1,000,000	$1,005,171	$1,000,000	$1,005,171
		1,005,171		1,005,171

Aerospace and defense		--%		--%
TransDigm Group, Inc. bank term loan
FRN Ser. B, 5s, 2016	222,000	225,275	222,000	225,275

		225,275		225,275

Automotive		0.1%		0.2%
Federal Mogul Corp. bank term loan FRN
Ser. B, 2.198s, 2014	634,042	615,945	752,924	731,434
Federal Mogul Corp. bank term loan FRN
Ser. C, 2.198s, 2015	323,491	314,258	384,145	373,181
		930,203		1,104,615

Building materials		--%		--%
Goodman Global, Inc. bank term loan FRN
5 3/4s, 2016	338,238	340,772	238,238	240,023
		340,772		240,023

Cable television		0.1%		0.1%
Atlantic Broadband Finance, LLC bank
term loan FRN Ser. B, 5s, 2015	643,800	648,226	643,800	648,226
		648,226		648,226

Chemicals		0.3%		0.4%
Arizona Chemical bank term loan FRN
6 3/4s, 2016	791,489	801,713	791,489	801,713
General Chemical Holding Co. bank term
loan FRN Ser. B, 6.751s, 2015	748,125	763,088	748,125	763,088
Styron Corp. bank term loan FRN 6s, 2017	500,000	507,709	500,000	507,709
Tronox Worldwide bank term loan FRN
Ser. B, 7s, 2015	--	--	500,000	504,375
		2,072,510		2,576,885

Commercial and consumer services		0.2%		0.3%
Brickman Group Holdings, Inc. bank term
loan FRN Ser. B, 7 1/4s, 2016	1,300,000	1,326,000	1,200,000	1,224,000
Rural/Metro Operating Co., LLC bank
term loan FRN 6s, 2016	300,000	303,250	300,000	303,250
		1,629,250		1,527,250

Communications equipment		0.2%		0.2%
Avaya, Inc. bank term loan FRN Ser. B1,
3.034s, 2014	997,405	973,842	748,054	730,381
CommScope, Inc. bank term loan FRN
Ser. B, 5s, 2018	355,000	362,100	355,000	362,100
		1,335,942		1,092,481

Computers		0.1%		0.1%
Syniverse Holdings, Inc. bank term loan
FRN 5 1/4s, 2017	667,000	677,005	667,000	677,005
		677,005		677,005

Construction		--%		--%
Armstrong World Industries, Inc. bank
term loan FRN Ser. B, 5s, 2017	285,000	288,776	285,000	288,776
		288,776		288,776

Consumer		0.1%		0.1%
Viking Acquisition, Inc. bank term loan
FRN Ser. B, 6s, 2016	400,000	401,000	400,000	401,000
		401,000		401,000

Consumer goods		0.4%		0.4%
Amscan Holdings, Inc. bank term loan
FRN 6 3/4s, 2017	997,500	1,010,956	997,500	1,010,956
Revlon Consumer Products bank term loan
FRN 6s, 2015	545,875	549,202	645,125	649,056
Spectrum Brands, Inc. bank term loan
FRN 5s, 2016	1,000,000	1,008,750	1,000,000	1,008,750
		2,568,908		2,668,762

Consumer services		0.1%		--%
Getty Images, Inc. bank term loan FRN
Ser. B, 5 1/4s, 2016	748,125	759,035	--	--
		759,035		--

Containers		0.1%		0.2%
Reynolds Group Holdings, Ltd. bank term
loan FRN Ser. D, 6 1/2s, 2016 (New
Zealand)	870,000	873,625	1,030,000	1,034,292
		873,625		1,034,292

Distribution		0.1%		0.1%
Green Mountain Coffee Roasters, Inc.
bank term loan FRN Ser. B, 5 1/2s, 2016	666,000	668,498	668,000	670,505
		668,498		670,505

Entertainment		0.2%		0.3%
Cedar Fair LP bank term loan FRN
Ser. B, 5 1/2s, 2016	211,718	214,440	241,260	244,362
Clubcorp Club Operations, Inc. bank
term loan FRN Ser. B, 6s, 2016	250,000	252,969	250,000	252,969
Six Flags Theme Parks bank term loan
FRN Ser. B, 5 1/2s, 2016	1,000,000	1,012,188	1,000,000	1,012,188
		1,479,597		1,509,519

Gaming and lottery		0.1%		0.2%
Harrah's Operating Co., Inc. bank term
loan FRN Ser. B1, 3.303s, 2015	1,000,000	928,906	1,000,000	928,906
		928,906		928,906

Health-care services		0.3%		0.3%
Ardent Health Systems bank term loan
FRN Ser. B, 6 1/2s, 2015	748,116	751,856	748,116	751,856
Multiplan, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2017	1,217,538	1,228,573	972,973	981,791
		1,980,429		1,733,647

Homebuilding		0.1%		0.1%
Realogy Corp. bank term loan FRN
0.111s, 2013	44,729	43,284	59,292	57,376
Realogy Corp. bank term loan FRN
Ser. B, 3.286s, 2013	377,440	365,241	500,328	484,157
		408,525		541,533

Insurance		--%		0.1%
CNO Financial Group, Inc. bank term

loan FRN 7 1/2s, 2016	295,000	297,950	420,000	424,200
		297,950		424,200

Investment banking/Brokerage		0.1%		0.2%
Nuveen Investments, Inc. bank term loan
FRN Ser. B, 5.803s, 2017	517,286	520,649	587,336	591,153
Nuveen Investments, Inc. bank term loan
FRN Ser. B, 3.297s, 2014	442,714	431,922	502,664	490,412
		952,571		1,081,565

Metals		--%		--%
Novelis, Inc. bank term loan FRN
Ser. B, 5 1/4s, 2016	285,000	289,809	285,000	289,809
		289,809		289,809

Publishing		0.2%		0.5%
Centage Learning Acquisitions, Inc.
bank term loan FRN Ser. B, 2.55s, 2014	957,526	941,163	1,137,062	1,117,631
Centage Learning Acquisitions, Inc.
bank term loan FRN Ser. B3, 3.763s, 2014	957,526	789,959	1,137,062	938,076
Cenveo Corp. bank term loan FRN Ser. B,
6 1/4s, 2016	--	--	800,000	810,500
		1,731,122		2,866,207

Railroads		0.1%		0.2%
Swift Transportation Co., LLC bank term
loan FRN 6s, 2016	943,354	955,146	943,354	955,146
		955,146		955,146

Restaurants		0.2%		0.2%
DineEquity, Inc. bank term loan FRN
Ser. B, 6s, 2017	722,264	733,089	654,972	664,789
Dunkin Brands, Inc. bank term loan FRN
Ser. B, 5 3/4s, 2017	800,000	812,562	800,000	812,562
		1,545,651		1,477,351

Retail		0.4%		0.5%
Claire's Stores, Inc. bank term loan
FRN 3.043s, 2014	957,519	918,705	1,137,054	1,090,963
Petco Animal Supplies, Inc. bank term
loan FRN 6s, 2017	833,000	843,413	834,000	844,425
Rite-Aid Corp. bank term loan FRN 6s,
2014	997,449	1,001,605	997,449	1,001,605
		2,763,723		2,936,993

Telecommunications		0.1%		0.2%
Intelsat Jackson Holdings, Ltd. bank
term loan FRN Ser. B, 5 1/4s, 2018
(Bermuda)	1,000,000	1,012,250	1,000,000	1,012,250
		1,012,250		1,012,250

Textiles		0.1%		0.1%
Gymboree Corp. bank term loan FRN
5 1/2s, 2017	833,000	843,022	834,000	844,034
		843,022		844,034

Total senior loans (cost $28,940,035
and $29,981,702)		$29,612,897		$30,761,426

COMMODITY LINKED NOTES(a)	500 Fund 4.7%		700 Fund 4.7%
	Principal amount	Value	Principal amount	Value

UBS AG 144A notes zero %, 2011 (Indexed
to the UBS Bloomberg CMCI Essence
Excess Return) (United Kingdom)	$3,400	$3,486,096	$3,300	$3,383,564
UBS AG 144A notes zero %, 2012 (Indexed
to the UBS Bloomberg CMCI Essence
Excess Return) (United Kingdom) (FWC)	10,494,000	10,660,855	8,980,000	8,980,000
UBS AG 144A notes zero %, 2011 (Indexed
to the UBS Bloomberg CMCI Essence
Excess Return) (United Kingdom)	3,600	3,727,557	2,400	2,485,038
UBS AG 144A notes zero %, 2012 (Indexed
to the UBS Bloomberg CMCI Essence
Excess Return) (United Kingdom)	11,236	11,237,941	10,214	10,215,764
UBS AG 144A notes zero %, 2011 (Indexed
to the UBS Bloomberg CMCI Essence
Excess Return) (United Kingdom)	3,361	3,474,548	2,874	2,971,095

Total commodity linked notes (cost
$32,068,317 and $27,750,978)		$32,586,997		$28,035,461

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	500 Fund 3.6%		700 Fund 3.9%
	Principal amount	Value	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations		2.6%		3.9%
Government National Mortgage
Association Pass-Through Certificates
4s, TBA, February 1, 2041	$18,000,000	$18,047,812	$23,000,000	$23,061,093
		18,047,812		23,061,093

U.S. Government Agency Mortgage Obligations		1.0%		--%
Federal National Mortgage Association
Pass-Through Certificates 4s, TBA,
February 1, 2041	7,000,000	6,937,657	--	--
		6,937,657		--

Total U.S. government and agency
mortgage obligations (cost $24,939,688
and $23,036,016)		$24,985,469		$23,061,093

U.S. GOVERNMENT AGENCY OBLIGATIONS(a)	500 Fund 0.1%		700 Fund 0.1%
	Principal amount	Value	Principal amount	Value

Goldman Sachs Group, Inc (The) 1 5/8s,
FDIC guaranteed notes, July 15, 2011	$900,000	$905,761	$700,000	$704,481

Total U.S. government agency
obligations (cost $897,588 and $698,027)		$905,761		$704,481

FOREIGN GOVERNMENT BONDS AND NOTES(a)	500 Fund 1.7%		700 Fund 1.8%
	Principal amount	Value	Principal amount	Value

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013	$1,405,000	$1,440,828	$1,305,000	$1,338,278
Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015	7,665,000	7,182,105	6,830,000	6,399,710
Argentina (Republic of) sr. unsec.
unsub. bonds FRB 0.469278s, 2012	2,805,000	664,785	2,610,000	618,570
Ukraine (Government of ) Financing
of Infrastructural Projects State
Enterprise 144A govt. guaranty notes

8 3/8s, 2017			200,000	211,000	150,000	158,250
Ukraine (Government of) 144A bonds
7 3/4s, 2020			500,000	507,500	450,000	456,750
Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013			1,700,000	1,763,750	1,600,000	1,660,000

Total foreign government bonds and
notes (cost $12,008,693 and $10,800,283)				$11,769,968		$10,631,558

PURCHASED OPTIONS OUTSTANDING(a)			500 Fund 0.4%		700 Fund 0.5%
	Expiration date/		Contract amount/		Contract amount/
	strike price		number of contracts	Value	number of contracts	Value

SPDR S&P ETF 500 Trust (Put)	Jun-11/$112.00		614,641	$1,021,982	601,761	$1,000,566
SPDR S&P ETF 500 Trust (Put)	Mar-11/103.00		614,641	107,316	601,761	105,067
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 4.22% versus
the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22		$5,804,500	140,701	$7,596,900	184,149
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 3.04% versus
the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04		14,422,900	559,176	18,876,500	731,842
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 3.11% versus
the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11		14,422,900	471,773	18,876,500	617,450
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.04% versus
the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04		14,422,900	288	18,876,500	378
Option on an interest rate swap with
Credit Suisse International for
the right to pay a fixed rate of 1.578%
versus the six month CHF-LIBOR-BBA
maturing December 24, 2013.	Dec-11/0.578	CHF	6,030,000	17,556	7,290,000	21,225
Option on an interest rate swap with
Credit Suisse International for
the right to pay a fixed rate of 1.602%
versus the six month CHF-LIBOR-BBA
maturing December 22, 2013.	Dec-11/1.602	CHF	6,030,000	16,561	7,290,000	20,021
Option on an interest rate swap with
Credit Suisse International for
the right to pay a fixed rate
of 1.70175% versus the six month
CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.70175	CHF	12,060,000	35,863	14,580,000	43,357
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.59% versus
the three month USD-LIBOR-BBA maturing
April 28, 2021.	Apr-11/3.59		$6,184,499	115,588	$3,687,081	68,912
Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 3.7375% versus
the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375		5,703,300	135,282	3,400,200	80,653
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 4.22% versus
the three month USD-LIBOR-BBA maturing
February 16, 2041.	Feb-11/4.22		5,804,500	46,204	7,596,900	60,471
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.11% versus
the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11		14,422,900	865	18,876,500	1,133

Total purchased options outstanding
(cost $4,910,112 and $5,313,668)				$2,669,155		$2,935,224

CONVERTIBLE BONDS AND NOTES(a)			500 Fund 0.1%		700 Fund 0.1%
			Principal amount	Value	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr.
unsec. notes 6s, 2015			$105,000	$105,788	$110,000	$110,825
Penn Virginia Corp. cv. sr. unsec. sub.
notes 4 1/2s, 2012			550,000	548,625	650,000	648,375

Total convertible bonds and notes (cost
$628,718 and $730,047)				$654,413		$759,200

SHORT-TERM INVESTMENTS(a)			500 Fund 19.5%		700 Fund 15.7%
			Principal amount/		Principal amount/
			shares	Value	shares	Value

Putnam Money Market Liquidity Fund
(0.17% (e)			22,809,211	$22,809,211	27,604,143	$27,604,143
U.S. Treasury Bills for an effective
yield of 0.28%, December 15, 2011
(SEGSF)			$17,000,000	16,958,078	$24,000,000	23,940,816
U.S. Treasury Bills for effective
yields ranging from 0.20% to 0.25%,
October 20, 2011 (SEG) (SEGSF)			12,300,000	12,282,079	7,500,000	7,489,072
U.S. Treasury Bills for an effective
yield of 0.20%, September 22, 2011			15,000,000	14,980,095	--	--
U.S. Treasury Bills for an effective
yield of 0.20%, August 25, 2011 (SEG)
(SEGSF)			--	--	25,000,000	24,965,400
U.S. Treasury Bills for an effective
yield of 0.24%, July 28, 2011 (SEG)			--	--	402,000	401,497
U.S. Treasury Bills for an effective
yield of 0.27%, June 2, 2011 (SEG)
(SEGSF)			16,000,000	15,985,504	--	--
U.S. Treasury Bills for an effective
yield of 0.23%, May 5, 2011 (SEG)
(SEGSF)			27,000,000	26,984,232	3,362,000	3,360,037
U.S. Treasury Bills for an effective
yield of 0.20%, April 7, 2011 (SEG)
(SEGSF)			25,000,000	24,991,000	5,300,000	5,298,092
Federal Farm Credit Bank for
an effective yield of 0.25375%,
February 28, 2011			1,400,000	1,400,000	1,000,000	1,000,000

Total short-term investments (cost
$136,390,209 and $94,064,542)				$136,390,199		$94,059,057

TOTAL INVESTMENTS

Total investments (cost $716,777,116
and $612,968,490) (b)				$732,770,149		$630,148,325

Putnam Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 1/31/11 (aggregate face value $263,076,768) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	2/16/11	$5,190,883	$5,203,041	$(12,158)
	Brazilian Real	Buy	2/16/11	579,051	578,325	726
	British Pound	Sell	2/16/11	1,301,818	1,300,008	(1,810)
	Canadian Dollar	Sell	2/16/11	2,540,898	2,543,074	2,176
	Chilean Peso	Buy	2/16/11	777,944	777,585	359
	Czech Koruna	Buy	2/16/11	1,982,769	1,957,275	25,494
	Euro	Sell	2/16/11	5,357,965	5,239,184	(118,781)
	Japanese Yen	Sell	2/16/11	11,267,589	11,222,633	(44,956)
	Mexican Peso	Buy	2/16/11	1,061,439	1,058,391	3,048
	Norwegian Krone	Buy	2/16/11	1,430,505	1,409,153	21,352
	Singapore Dollar	Sell	2/16/11	882,983	873,852	(9,131)
	South Korean Won	Buy	2/16/11	701,765	704,249	(2,484)
	Swedish Krona	Buy	2/16/11	3,566,989	3,463,671	103,318
	Swiss Franc	Sell	2/16/11	4,473,293	4,442,991	(30,302)
	Taiwan Dollar	Sell	2/16/11	264,970	262,843	(2,127)
	Turkish Lira	Sell	2/16/11	161,938	161,984	46

Barclays Bank PLC
	Australian Dollar	Sell	2/16/11	38,931	38,913	(18)
	Brazilian Real	Buy	2/16/11	1,864,868	1,853,420	11,448
	British Pound	Sell	2/16/11	5,326,156	5,271,540	(54,616)
	Canadian Dollar	Buy	2/16/11	165,958	167,119	(1,161)
	Chilean Peso	Sell	2/16/11	369,354	361,613	(7,741)
	Czech Koruna	Buy	2/16/11	1,382,424	1,370,492	11,932
	Euro	Buy	2/16/11	1,642,085	1,639,743	2,342
	Hungarian Forint	Sell	2/16/11	564,252	540,409	(23,843)
	Indian Rupee	Buy	2/17/11	1,290,902	1,301,185	(10,283)
	Japanese Yen	Sell	2/16/11	5,112,360	5,081,482	(30,878)
	Mexican Peso	Buy	2/16/11	522,054	521,239	815
	New Zealand Dollar	Sell	2/16/11	763,034	764,215	1,181
	Norwegian Krone	Buy	2/16/11	2,568,759	2,573,283	(4,524)
	Philippines Peso	Buy	2/16/11	656,020	656,869	(849)
	Polish Zloty	Buy	2/16/11	1,895,891	1,879,075	16,816
	Singapore Dollar	Sell	2/16/11	625,902	624,045	(1,857)
	South Korean Won	Buy	2/16/11	1,289,967	1,291,913	(1,946)
	Swedish Krona	Buy	2/16/11	1,432,549	1,399,288	33,261
	Swiss Franc	Sell	2/16/11	4,699,677	4,634,980	(64,697)
	Taiwan Dollar	Buy	2/16/11	12,196	12,161	35
	Thai Baht	Buy	2/16/11	1,289,484	1,287,135	2,349
	Turkish Lira	Sell	2/16/11	306,519	311,865	5,346

Citibank, N.A.
	Australian Dollar	Sell	2/16/11	80,949	79,414	(1,535)
	Brazilian Real	Buy	2/16/11	632,410	630,036	2,374
	British Pound	Buy	2/16/11	1,488,638	1,438,879	49,759
	Canadian Dollar	Buy	2/16/11	1,443,197	1,458,467	(15,270)
	Chilean Peso	Sell	2/16/11	137,586	135,058	(2,528)
	Czech Koruna	Buy	2/16/11	801,477	778,151	23,326
	Euro	Sell	2/16/11	1,578,143	1,542,183	(35,960)
	Hungarian Forint	Sell	2/16/11	522,774	512,952	(9,822)
	Japanese Yen	Sell	2/16/11	2,628,179	2,615,895	(12,284)
	Mexican Peso	Buy	2/16/11	561,110	563,634	(2,524)
	New Zealand Dollar	Buy	2/16/11	13,259	13,076	183
	Norwegian Krone	Buy	2/16/11	1,251,232	1,241,582	9,650
	Polish Zloty	Buy	2/16/11	847,651	833,432	14,219
	Singapore Dollar	Sell	2/16/11	495,252	491,533	(3,719)
	South African Rand	Buy	2/16/11	731,183	739,933	(8,750)
	South Korean Won	Buy	2/16/11	1,554,871	1,550,337	4,534
	Swedish Krona	Buy	2/16/11	3,427,314	3,416,212	11,102
	Swiss Franc	Sell	2/16/11	3,298,772	3,293,745	(5,027)
	Taiwan Dollar	Sell	2/16/11	473,354	475,240	1,886
	Turkish Lira	Buy	2/16/11	142,777	148,534	(5,757)

Credit Suisse AG
	Australian Dollar	Buy	2/16/11	1,778,585	1,814,157	(35,572)
	Brazilian Real	Buy	2/16/11	786,086	782,668	3,418
	British Pound	Buy	2/16/11	1,056,836	1,045,934	10,902
	Canadian Dollar	Sell	2/16/11	3,077,516	3,091,574	14,058
	Czech Koruna	Buy	2/16/11	1,572,331	1,567,158	5,173
	Euro	Sell	2/16/11	3,376,455	3,381,234	4,779
	Indian Rupee	Buy	2/17/11	648,953	648,795	158
	Japanese Yen	Sell	2/16/11	1,336,851	1,344,637	7,786
	Malaysian Ringgit	Buy	2/16/11	1,024,588	1,024,648	(60)
	Norwegian Krone	Sell	2/16/11	227,858	224,228	(3,630)
	Polish Zloty	Buy	2/16/11	1,957,640	1,963,167	(5,527)
	South African Rand	Sell	2/16/11	260,896	267,086	6,190
	South Korean Won	Buy	2/16/11	2,574,511	2,581,573	(7,062)
	Swedish Krona	Sell	2/16/11	1,122,372	1,082,212	(40,160)
	Swiss Franc	Sell	2/16/11	1,222,427	1,236,572	14,145
	Taiwan Dollar	Sell	2/16/11	484,221	485,311	1,090
	Turkish Lira	Sell	2/16/11	640,348	640,530	182

Deutsche Bank AG
	Australian Dollar	Buy	2/16/11	7,066,149	7,051,026	15,123
	Brazilian Real	Buy	2/16/11	344,380	343,948	432

British Pound	Sell	2/16/11	2,634,558	2,604,933	(29,625)
Chilean Peso	Buy	2/16/11	497,704	497,351	353
Czech Koruna	Buy	2/16/11	990,632	988,049	2,583
Euro	Sell	2/16/11	1,285,408	1,285,039	(369)
Hungarian Forint	Sell	2/16/11	1,102,789	1,094,644	(8,145)
Malaysian Ringgit	Buy	2/16/11	1,013,230	1,012,136	1,094
Mexican Peso	Buy	2/16/11	799,857	800,279	(422)
New Zealand Dollar	Sell	2/16/11	264,649	261,337	(3,312)
Norwegian Krone	Buy	2/16/11	1,412,569	1,397,509	15,060
Philippines Peso	Buy	2/16/11	652,753	650,366	2,387
Polish Zloty	Buy	2/16/11	1,772,184	1,765,682	6,502
Singapore Dollar	Sell	2/16/11	661,768	655,998	(5,770)
South Korean Won	Buy	2/16/11	1,708,906	1,715,698	(6,792)
Swedish Krona	Buy	2/16/11	123,711	119,072	4,639
Swiss Franc	Sell	2/16/11	1,345,581	1,359,902	14,321
Taiwan Dollar	Buy	2/16/11	3,852	3,823	29
Turkish Lira	Buy	2/16/11	1,157,143	1,197,485	(40,342)

Goldman Sachs International
Australian Dollar	Buy	2/16/11	1,185,657	1,208,555	(22,898)
British Pound	Sell	2/16/11	1,340,271	1,337,430	(2,841)
Canadian Dollar	Buy	2/16/11	160,766	162,227	(1,461)
Chilean Peso	Buy	2/16/11	3,147	3,101	46
Euro	Buy	2/16/11	962,276	960,671	1,605
Hungarian Forint	Sell	2/16/11	1,593,369	1,580,414	(12,955)
Norwegian Krone	Sell	2/16/11	20,046	19,880	(166)
Polish Zloty	Buy	2/16/11	21,151	20,582	569
South African Rand	Sell	2/16/11	802,277	803,064	787
Swedish Krona	Buy	2/16/11	818,953	799,453	19,500
Swiss Franc	Sell	2/16/11	4,553,524	4,466,462	(87,062)

HSBC Bank USA, National Association
Australian Dollar	Buy	2/16/11	1,211,843	1,235,965	(24,122)
British Pound	Sell	2/16/11	1,369,592	1,357,606	(11,986)
Euro	Sell	2/16/11	1,294,445	1,281,669	(12,776)
Japanese Yen	Sell	2/16/11	1,389,097	1,369,276	(19,821)
Norwegian Krone	Sell	2/16/11	268,764	268,839	75
Philippines Peso	Buy	2/16/11	652,753	650,513	2,240
Singapore Dollar	Sell	2/16/11	1,448,170	1,440,888	(7,282)
South Korean Won	Buy	2/16/11	1,709,040	1,716,001	(6,961)
Swiss Franc	Sell	2/16/11	2,429,274	2,430,026	752
Taiwan Dollar	Buy	2/16/11	13,481	13,493	(12)

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	2/16/11	1,169,427	1,179,186	(9,759)
Brazilian Real	Buy	2/16/11	794,042	790,081	3,961
British Pound	Buy	2/16/11	2,825,064	2,822,162	2,902
Canadian Dollar	Sell	2/16/11	1,145,631	1,157,171	11,540
Chilean Peso	Buy	2/16/11	763,253	762,554	699
Czech Koruna	Buy	2/16/11	826,531	826,014	517
Euro	Buy	2/16/11	428,971	428,789	182
Hungarian Forint	Sell	2/16/11	930,378	914,559	(15,819)
Japanese Yen	Sell	2/16/11	1,356,009	1,363,291	7,282
Malaysian Ringgit	Buy	2/16/11	1,052,132	1,051,127	1,005
Mexican Peso	Buy	2/16/11	941,613	941,159	454
New Zealand Dollar	Sell	2/16/11	780,225	775,779	(4,446)
Norwegian Krone	Sell	2/16/11	83,955	83,233	(722)
Polish Zloty	Buy	2/16/11	776,266	756,407	19,859
Singapore Dollar	Sell	2/16/11	1,546,470	1,538,031	(8,439)
South African Rand	Buy	2/16/11	946,355	957,706	(11,351)
South Korean Won	Buy	2/16/11	2,568,183	2,573,338	(5,155)
Swedish Krona	Sell	2/16/11	1,217,395	1,188,662	(28,733)
Swiss Franc	Sell	2/16/11	2,069,880	2,091,950	22,070
Taiwan Dollar	Sell	2/16/11	264,594	263,552	(1,042)
Thai Baht	Buy	2/16/11	655,026	657,336	(2,310)
Turkish Lira	Sell	2/16/11	330,408	330,564	156

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	2/16/11	2,042,440	2,035,156	7,284
Brazilian Real	Buy	2/16/11	1,035,652	1,031,971	3,681
British Pound	Sell	2/16/11	1,434,483	1,431,388	(3,095)
Canadian Dollar	Buy	2/16/11	200,208	202,284	(2,076)
Czech Koruna	Buy	2/16/11	1,053,023	1,038,697	14,326
Euro	Sell	2/16/11	1,323,882	1,311,213	(12,669)
Hungarian Forint	Sell	2/16/11	1,109,564	1,089,858	(19,706)
Japanese Yen	Sell	2/16/11	3,901,930	3,901,071	(859)
Malaysian Ringgit	Buy	2/16/11	1,024,620	1,024,877	(257)
Norwegian Krone	Buy	2/16/11	4,861,162	4,801,763	59,399
Polish Zloty	Buy	2/16/11	672,388	663,064	9,324
Singapore Dollar	Sell	2/16/11	1,517,246	1,509,359	(7,887)
South African Rand	Sell	2/16/11	821,242	833,092	11,850
South Korean Won	Buy	2/16/11	2,084,209	2,089,333	(5,124)
Swedish Krona	Buy	2/16/11	2,117,670	2,123,987	(6,317)
Swiss Franc	Sell	2/16/11	1,196,778	1,184,517	(12,261)
Taiwan Dollar	Sell	2/16/11	205,983	206,063	80
Turkish Lira	Buy	2/16/11	3,359	3,438	(79)

State Street Bank and Trust Co.
Australian Dollar	Buy	2/16/11	5,672,992	5,694,190	(21,198)
Brazilian Real	Buy	2/16/11	2,522,642	2,508,658	13,984
British Pound	Sell	2/16/11	3,984,603	3,936,231	(48,372)
Canadian Dollar	Buy	2/16/11	161,065	162,537	(1,472)
Euro	Sell	2/16/11	4,104,597	4,055,828	(48,769)

	Hungarian Forint	Sell	2/16/11	2,102,717	2,076,046	(26,671)
	Japanese Yen	Sell	2/16/11	3,952,737	3,953,224	487
	Malaysian Ringgit	Buy	2/16/11	1,042,374	1,041,609	765
	Mexican Peso	Buy	2/16/11	809,901	810,189	(288)
	Norwegian Krone	Buy	2/16/11	1,879,356	1,871,487	7,869
	Philippines Peso	Buy	2/16/11	652,753	650,659	2,094
	Polish Zloty	Buy	2/16/11	3,028,563	3,007,724	20,839
	Swedish Krona	Sell	2/16/11	1,434,672	1,388,691	(45,981)
	Swiss Franc	Buy	2/16/11	27,450	27,763	(313)
	Taiwan Dollar	Sell	2/16/11	267,495	265,685	(1,810)
	Thai Baht	Buy	2/16/11	655,026	657,123	(2,097)

Westpac Banking Corp.
	Australian Dollar	Buy	2/16/11	3,557,568	3,595,734	(38,166)
	British Pound	Sell	2/16/11	1,318,481	1,311,489	(6,992)
	Canadian Dollar	Sell	2/16/11	165,559	167,515	1,956
	Euro	Sell	2/16/11	2,199,488	2,201,868	2,380
	Japanese Yen	Sell	2/16/11	1,391,715	1,400,405	8,690
	New Zealand Dollar	Sell	2/16/11	526,291	523,687	(2,604)
	Norwegian Krone	Sell	2/16/11	26,498	26,302	(196)
	Swedish Krona	Buy	2/16/11	2,827,420	2,724,631	102,789
	Swiss Franc	Sell	2/16/11	1,232,707	1,233,299	592

Total						$(473,433)

Putnam Absolute Return 500 Fund

FUTURES CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	4	$2,826,448	Mar-11	$(1,739)
Canadian Government Bond 10 yr (Long)	71	8,599,141	Mar-11	(9,378)
Euro-Bund 10 yr (Long)	17	2,880,748	Mar-11	(578)
Japanese Government Bond 10 yr (Short)	5	8,536,243	Mar-11	(18,682)
Japanese Government Bond 10 yr Mini (Short)	19	3,243,309	Mar-11	7,966
NASDAQ 100 Index E-Mini (Long)	254	11,582,400	Mar-11	410,718
S&P Mid Cap 400 Index E-Mini (Long)	6	553,860	Mar-11	9,168
U.K. Gilt 10 yr (Long)	114	21,433,093	Mar-11	2,353
U.S. Treasury Bond 20 yr (Long)	11	1,326,875	Mar-11	(6,208)
U.S. Treasury Bond 30 yr (Long)	595	73,277,969	Mar-11	(2,897,787)
U.S. Treasury Note 5 yr (Long)	81	9,591,539	Mar-11	58,526
U.S. Treasury Note 10 yr (Short)	726	87,698,531	Mar-11	3,058,996

Total				$613,355

Putnam Absolute Return 500 Fund

WRITTEN OPTIONS OUTSTANDING at 1/31/11 (premiums received $14,945,792) (Unaudited)

	Contract amount/	Expiration date/
	number of contracts	strike price	Value

SPDR S&P 500 ETF Trust (Call)	1,243,660	Feb-11/$135.00	$84,146
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	$6,474,000	Aug-11/4.49	472,214
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.	3,847,000	Aug-11/4.475	39,778
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	3,847,000	Aug-11/4.475	276,176
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.	3,237,000	Aug-11/4.55	29,392
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	6,474,000	Aug-11/4.49	45,318
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	3,237,000	Aug-11/4.55	249,896
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.	1,929,000	Aug-11/4.7	12,596
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	1,929,000	Aug-11/4.7	170,967
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	4,267,500	Jul-11/4.5475	29,873
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,535,000	Jul-11/4.52	64,525
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	4,267,500	Jul-11/4.5475	332,865
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	8,535,000	Jul-11/4.52	648,660
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	6,180,300	Aug-15/4.375	1,046,448
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	19,957,200	Jan-12/4.80	314,619
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	19,957,200	Jan-12/4.80	1,709,694
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	6,180,300	Aug-15/4.375	462,534
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	6,180,300	Aug-15/4.46	489,418
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	6,180,300	Aug-15/4.46	999,849
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA maturing January 19, 2022.	11,974,320	Jan-12/4.72	209,670
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
3.89% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.	2,473,799	Apr-11/3.89	23,788
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	27,400,500	Sep-15/4.04	926,959
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	27,400,500	Sep-15/4.04	3,108,039
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	1,726,280	Feb-15/5.36	98,398
Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	1,726,280	Feb-15/5.36	134,822
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA maturing

February 12, 2025.		3,955,380	Feb-15/5.27	236,176
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.		3,955,380	Feb-15/5.27	293,845
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.		2,391,100	Apr-12/4.8675	48,351
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.		2,391,100	Apr-12/4.8675	203,850
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.72% versus the
three month USD-LIBOR-BBA maturing January 19, 2022.		11,974,320	Jan-12/4.72	963,574
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.70175% versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	CHF	12,060,000	Jan-12/0.70175	8,803
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	CHF	6,030,000	Dec-11/0.578	1,987
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	CHF	6,030,000	Dec-11/0.602	2,361
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 4.7375% versus
the three month USD-LIBOR-BBA maturing March 9, 2021.		$5,703,300	Mar-11/4.7375	114
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.		5,703,300	Mar-11/4.665	114

Total				$13,739,819

Putnam Absolute Return 500 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$40,811,000		$(2,770)	12/6/12	0.79%	3 month USD-LIBOR-BBA	$(78,838)

GBP	890,000	(E)	--	12/7/30	6 month GBP-LIBOR-BBA	4.93%	2,638

GBP	560,000		--	12/8/20	3.685%	6 month GBP-LIBOR-BBA	5,644

GBP	890,000	(E)	--	12/8/30	6 month GBP-LIBOR-BBA	4.9675%	5,476

GBP	1,313,000		--	12/9/20	3.63%	6 month GBP-LIBOR-BBA	23,315

GBP	2,000,000	(E)	--	12/9/30	6 month GBP-LIBOR-BBA	4.85643%	(6,538)

AUD	1,220,000		--	12/21/20	6.0975%	6 month AUD-BBR-BBSW	(9,430)

AUD	2,070,000		--	9/17/15	6 month AUD-BBR-BBSW	5.38%	(21,181)

AUD	910,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	25,752

AUD	930,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	19,267

AUD	2,090,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	(6,985)

AUD	2,980,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	(15,122)

AUD	1,510,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	38,100

	$65,211,100		(97,070)	11/10/12	0.53%	3 month USD-LIBOR-BBA	63,743

GBP	3,080,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	20,756

	$45,088,900		26,976	7/23/15	1.90%	3 month USD-LIBOR-BBA	131,038

GBP	6,600,000		--	1/21/13	1.815%	6 month GBP-LIBOR-BBA	(17,250)

Barclays Bank PLC
AUD	930,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	13,773

AUD	1,230,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	(11,114)

	$3,536,100	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(218,920)

AUD	1,120,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	5,800

AUD	2,730,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	23,367

	$9,205,900		102,586	10/28/30	3 month USD-LIBOR-BBA	3.38%	(821,287)

AUD	2,000,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(49,016)

GBP	4,000,000		--	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	9,969

GBP	2,640,000		--	1/25/13	1.61625%	6 month GBP-LIBOR-BBA	10,222

GBP	6,600,000		--	1/25/13	1.61%	6 month GBP-LIBOR-BBA	26,836

GBP	1,520,000		--	1/25/21	6 month GBP-LIBOR-BBA	3.72%	(19,332)

	$2,093,200		(201)	1/28/16	3 month USD-LIBOR-BBA	2.17%	(1,316)

	11,963,100		1,776	1/28/21	3.41%	3 month USD-LIBOR-BBA	62,306

	5,546,600		(2,960)	1/28/41	3 month USD-LIBOR-BBA	4.21%	(91,223)

	23,249,100		--	11/12/20	2.7225%	3 month USD-LIBOR-BBA	1,302,840

AUD	2,380,000		--	12/8/20	6 month AUD-BBR-BBSW	5.93%	(11,402)

AUD	2,380,000		--	12/22/15	5.895%	6 month AUD-BBR-BBSW	(19,914)

Citibank, N.A.
GBP	19,680,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	(4,230)

GBP	15,740,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	291,388

GBP	4,680,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	(222,798)

	$93,381,800		17,889	7/9/20	3 month USD-LIBOR-BBA	3.01%	(2,734,017)

	10,594,000		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	670,804

SEK	10,970,000		--	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	63,293

	$6,200,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	4,308

	2,118,700		--	1/14/41	3 month USD-LIBOR-BBA	4.240625%	(19,236)

	7,015,200		189	1/26/13	0.84%	3 month USD-LIBOR-BBA	(7,150)

	6,788,900		20,897	1/28/16	3 month USD-LIBOR-BBA	2.17%	17,278

	12,874,000		(76,262)	1/28/21	3.41%	3 month USD-LIBOR-BBA	(11,124)

Credit Suisse International
	6,275,200		--	12/8/20	3 month USD-LIBOR-BBA	3.08125%	(173,743)

CHF	2,150,000		--	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	15,632

	$6,900,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(70,596)

CHF	9,010,000		--	1/28/13	0.675%	6 month CHF-LIBOR-BBA	(378)

	$24,537,100		(214,056)	2/1/41	4.29%	3 month USD-LIBOR-BBA	(152,713)

	2,796,700		11,558	2/1/21	3 month USD-LIBOR-BBA	3.47%	10,747

CHF	2,870,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(2,282)

	$6,952,500		(1,911)	11/3/12	0.50%	3 month USD-LIBOR-BBA	17,713

	7,098,400		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(238,089)

	8,720,300		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	464,887

CHF	9,010,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(65,267)

GBP	3,940,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	83,249

GBP	2,180,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	(104,555)

Deutsche Bank AG
	$62,546,400		(1,774)	11/3/12	0.50%	3 month USD-LIBOR-BBA	177,943

	19,432,200		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(1,167,032)

	36,578,400		--	11/5/15	1.3855%	3 month USD-LIBOR-BBA	1,081,958

	65,238,300		152,827	7/27/20	3 month USD-LIBOR-BBA	2.94%	(2,286,147)

	55,217,900		142,322	5/6/15	2.68%	3 month USD-LIBOR-BBA	(2,026,884)

	1,101,400		250	12/31/20	3 month USD-LIBOR-BBA	3.55%	12,407

	3,610,800		12,988	12/31/40	4.28%	3 month USD-LIBOR-BBA	12,640

	3,700,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	(93,422)

	14,668,000		--	1/14/13	0.85625%	3 month USD-LIBOR-BBA	(27,177)

	7,207,500		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	53,959

EUR	9,060,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	103,763

Goldman Sachs International
AUD	445,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	4,917

AUD	1,450,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	16,384

SEK	6,000,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	10,702

CHF	9,010,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	12,511

	$1,921,700		(473)	10/1/13	0.84%	3 month USD-LIBOR-BBA	7,916

	12,802,800		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(87,781)

	3,873,600		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	348,923

AUD	2,080,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(20,681)

AUD	920,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	25,817

AUD	850,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	9,994

GBP	2,020,000		--	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(190)

	$21,995,500		(16,862)	1/27/41	4.29%	3 month USD-LIBOR-BBA	26,153

JPMorgan Chase Bank, N.A.
AUD	1,120,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(3,703)

AUD	840,000		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(4,202)

JPY	367,000,000		--	12/7/20	1.25%	6 month JPY-LIBOR-BBA	(8,976)

	$18,497,200		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(8,281)

	13,640,600	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(89,482)

	3,536,100	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(197,102)

	14,998,900		685,450	10/14/20	4.02%	3 month USD-LIBOR-BBA	(250,433)

GBP	1,531,800		--	12/23/20	6 month GBP-LIBOR-BBA	3.6245%	(31,651)

AUD	380,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	2,669

JPY	447,200,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(27,735)

AUD	840,000		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	3,164

AUD	2,240,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	50,555

	$18,900,000		--	10/28/20	3 month USD-LIBOR-BBA	2.72175%	(1,013,657)

	61,183,200		(58,279)	11/10/12	0.53%	3 month USD-LIBOR-BBA	92,600

JPY	140,000,000		--	1/24/21	6 month JPY-LIBOR-BBA	1.3025%	8,052

	$11,935,700		2,817	1/27/13	0.84%	3 month USD-LIBOR-BBA	(9,490)

	2,541,100		(346)	1/31/15	3 month USD-LIBOR-BBA	1.79%	4,638

	6,423,000		(4,540)	1/31/21	3.51%	3 month USD-LIBOR-BBA	(28,427)

	22,857,100		(11,136)	1/31/16	3 month USD-LIBOR-BBA	2.24%	52,722

	2,629,800		(4,861)	1/31/41	4.33%	3 month USD-LIBOR-BBA	(18,096)

JPY	445,960,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	877

CAD	1,460,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	36,825

	$29,505,400		--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	(35,545)

JPY	24,900,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(252)

JPY	33,500,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	890

Total							$(7,052,272)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

Putnam Absolute Return 500 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$4,689,286		$--	1/12/39	5.50% (1 month	Synthetic TRS	$(15,825)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	10,176,611		--	1/12/38	(6.50%) 1 month	Synthetic TRS	(15,534)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	2,344,643		--	1/12/39	5.50% (1 month	Synthetic TRS	(7,912)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	10,852,447		--	1/12/38	(6.50%) 1 month	Synthetic TRS	(16,566)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	10,020,049		--	1/12/39	5.50% (1 month	Synthetic TRS	(33,814)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	10,020,049		--	1/12/39	5.50% (1 month	Synthetic TRS	(33,814)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	10,852,447		--	1/12/38	(6.50%) 1 month	Synthetic TRS	(16,566)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	2,911,394		--	1/12/39	5.50% (1 month	Synthetic TRS	(9,825)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

Citibank, N.A.
	177,769		--	9/9/11	3 month USD-	Research	(676,429)
					LIBOR-BBA	in Motion Limited

baskets	271,349		--	10/14/11	3 month USD-	A basket	116,337
					LIBOR-BBA minus	(CGPUTSB3)
					0.50 bp	of common stocks

baskets	260,334		--	1/9/12	(3 month USD-	A basket	171,669
					LIBOR-BBA plus	(CGPUTLB3)
					0.15 bp)	of common stocks

GBP	2,420,000		--	5/18/13	(3.38%)	GBP Non-revised	64,717
						UK Retail Price
						Index

Credit Suisse International
units	1,000	(F)	--	7/15/11	(1 month USD-	The Middle East	(104,279)
					LIBOR-BBA plus	Custom Basket
					1.00%)	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT

units	450	(F)	--	7/12/11	(3 month USD-	The Middle East	(37,711)
					LIBOR-BBA)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT3

units	588	(F)	--	7/12/11	(3 month USD-	The Middle East	(53,396)
					LIBOR-BBA)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT2

units	1,037	(F)	--	7/15/11	(3 month USD-	The Middle East	(78,651)
					LIBOR-BBA plus 1%)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPU5

Goldman Sachs International
baskets	419,065		--	10/15/11	(1 month USD-	A basket	(230,500)
					LIBOR-BBA)	(GSCBPCSL)
						of common stocks

baskets	468,569		--	12/15/11	(1 month USD-	A basket	208,015
					LIBOR-BBA)	(GSCBPINS)
						of common stocks

	$1,210,000		--	7/28/11	(0.685%)	USA Non Revised	11,597
						Consumer Price
						Index- Urban
						(CPI-U)

	1,210,000		--	7/29/11	(0.76%)	USA Non Revised	10,684
						Consumer Price

					Index- Urban
					(CPI-U)

	1,210,000	--	7/30/11	(0.73%)	USA Non Revised	11,041
					Consumer Price
					Index- Urban
					(CPI-U)

baskets	3,445	--	11/26/11	(3 month USD-	A basket	71,172
				LIBOR-BBA plus	(GSPMGCC2)
				75 bp)	of common stocks

	$2,359,685	--	1/12/39	5.50% (1 month	Synthetic TRS	(7,963)
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

JPMorgan Chase Bank, N.A.
EUR	675,000	--	8/10/12	(1.435%)	Eurostat	10,118
					Eurozone HICP
					excluding tobacco

UBS, AG
shares	135,484	--	3/4/11	3 month USD-	iShares MSCI	(116,959)
				LIBOR-BBA minus	Emerging Markets
				.05%	Index

Total						$(780,394)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities' valuation inputs.

Putnam Absolute Return 500 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(3,383)	$380,000	12/20/19	(100 bp)	$35,212

Deutsche Bank AG
DJ CDX NA IG Series 15
Version 1 Index	BBB+	198,754	62,200,000	12/20/15	100 bp	720,888

Total						$756,100

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2011. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Absolute Return 700 Fund

FORWARD CURRENCY CONTRACTS at 1/31/11 (aggregate face value $295,995,290) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	2/16/11	$5,279,200	$5,289,634	$(10,434)
	Brazilian Real	Buy	2/16/11	569,420	568,706	714
	British Pound	Sell	2/16/11	1,272,016	1,270,248	(1,768)
	Canadian Dollar	Sell	2/16/11	2,920,245	2,922,746	2,501
	Chilean Peso	Buy	2/16/11	893,996	893,582	414
	Czech Koruna	Buy	2/16/11	2,146,649	2,122,867	23,782
	Euro	Sell	2/16/11	6,242,607	6,099,066	(143,541)
	Japanese Yen	Sell	2/16/11	13,159,190	13,124,962	(34,228)
	Mexican Peso	Buy	2/16/11	1,194,237	1,189,554	4,683
	Norwegian Krone	Buy	2/16/11	1,856,179	1,828,752	27,427
	Singapore Dollar	Sell	2/16/11	977,845	967,606	(10,239)
	South Korean Won	Buy	2/16/11	909,230	912,269	(3,039)
	Swedish Krona	Buy	2/16/11	3,939,687	3,821,987	117,700
	Swiss Franc	Sell	2/16/11	4,724,371	4,693,503	(30,868)
	Taiwan Dollar	Sell	2/16/11	351,429	348,609	(2,820)
	Turkish Lira	Sell	2/16/11	7,092	7,094	2

Barclays Bank PLC
	Australian Dollar	Buy	2/16/11	199,435	203,405	(3,970)
	Brazilian Real	Buy	2/16/11	2,178,561	2,165,918	12,643
	British Pound	Sell	2/16/11	5,898,956	5,839,854	(59,102)
	Canadian Dollar	Buy	2/16/11	208,596	210,055	(1,459)
	Chilean Peso	Sell	2/16/11	347,289	340,011	(7,278)
	Czech Koruna	Buy	2/16/11	1,499,038	1,485,658	13,380
	Euro	Buy	2/16/11	1,554,730	1,522,615	32,115
	Hungarian Forint	Sell	2/16/11	739,038	707,809	(31,229)
	Indian Rupee	Buy	2/17/11	1,454,560	1,466,147	(11,587)
	Japanese Yen	Sell	2/16/11	4,390,723	4,369,451	(21,272)
	Mexican Peso	Buy	2/16/11	693,102	692,020	1,082
	New Zealand Dollar	Sell	2/16/11	822,393	823,666	1,273
	Norwegian Krone	Buy	2/16/11	2,848,333	2,835,051	13,282
	Philippines Peso	Buy	2/16/11	740,821	741,780	(959)
	Polish Zloty	Buy	2/16/11	1,865,973	1,849,283	16,690
	Singapore Dollar	Sell	2/16/11	678,100	671,894	(6,206)
	South Korean Won	Buy	2/16/11	1,730,899	1,732,363	(1,464)
	Swedish Krona	Buy	2/16/11	1,665,882	1,627,205	38,677
	Swiss Franc	Sell	2/16/11	5,366,214	5,326,734	(39,480)
	Taiwan Dollar	Sell	2/16/11	1,302	1,305	3
	Thai Baht	Buy	2/16/11	1,452,961	1,450,315	2,646
	Turkish Lira	Sell	2/16/11	416,820	424,091	7,271

Citibank, N.A.
	Australian Dollar	Sell	2/16/11	42,615	41,807	(808)
	Brazilian Real	Buy	2/16/11	1,018,783	1,014,958	3,825
	British Pound	Buy	2/16/11	1,937,906	1,873,128	64,778
	Canadian Dollar	Buy	2/16/11	1,826,938	1,846,273	(19,335)
	Chilean Peso	Sell	2/16/11	165,126	162,092	(3,034)
	Czech Koruna	Buy	2/16/11	684,179	666,599	17,580
	Euro	Sell	2/16/11	2,455,666	2,393,558	(62,108)
	Hungarian Forint	Sell	2/16/11	505,995	496,501	(9,494)
	Japanese Yen	Sell	2/16/11	2,968,463	2,954,588	(13,875)
	Mexican Peso	Buy	2/16/11	723,941	727,023	(3,082)
	New Zealand Dollar	Buy	2/16/11	10,870	10,719	151
	Norwegian Krone	Buy	2/16/11	1,623,564	1,611,042	12,522
	Polish Zloty	Buy	2/16/11	1,091,865	1,073,380	18,485
	Singapore Dollar	Sell	2/16/11	819,221	812,845	(6,376)
	South African Rand	Buy	2/16/11	663,451	684,645	(21,194)
	South Korean Won	Buy	2/16/11	1,860,867	1,855,366	5,501
	Swedish Krona	Buy	2/16/11	3,805,824	3,784,740	21,084
	Swiss Franc	Sell	2/16/11	3,682,860	3,683,620	760
	Taiwan Dollar	Sell	2/16/11	462,233	464,075	1,842
	Turkish Lira	Buy	2/16/11	194,101	201,929	(7,828)

Credit Suisse AG
	Australian Dollar	Buy	2/16/11	4,132,176	4,214,821	(82,645)
	Brazilian Real	Buy	2/16/11	886,104	882,251	3,853
	British Pound	Buy	2/16/11	1,792,423	1,773,934	18,489
	Canadian Dollar	Sell	2/16/11	1,137,043	1,135,639	(1,404)
	Czech Koruna	Buy	2/16/11	1,775,592	1,769,750	5,842
	Euro	Sell	2/16/11	3,659,332	3,664,230	4,898
	Indian Rupee	Buy	2/17/11	732,844	732,665	179
	Japanese Yen	Sell	2/16/11	1,839,327	1,850,040	10,713
	Malaysian Ringgit	Buy	2/16/11	1,167,008	1,166,566	442
	Norwegian Krone	Sell	2/16/11	261,707	257,537	(4,170)
	Polish Zloty	Buy	2/16/11	2,258,733	2,275,198	(16,465)
	South African Rand	Sell	2/16/11	215,630	220,746	5,116
	South Korean Won	Buy	2/16/11	2,826,596	2,833,678	(7,082)
	Swedish Krona	Sell	2/16/11	1,045,018	1,007,626	(37,392)
	Swiss Franc	Sell	2/16/11	1,606,091	1,624,676	18,585
	Taiwan Dollar	Sell	2/16/11	472,824	473,877	1,053
	Turkish Lira	Sell	2/16/11	697,396	697,595	199

Deutsche Bank AG
	Australian Dollar	Buy	2/16/11	7,207,038	7,191,613	15,425
	Brazilian Real	Buy	2/16/11	250,942	250,627	315

	British Pound	Sell	2/16/11	2,995,062	2,961,382	(33,680)
	Chilean Peso	Buy	2/16/11	535,755	535,375	380
	Czech Koruna	Buy	2/16/11	1,334,145	1,320,156	13,989
	Euro	Buy	2/16/11	23,003	22,885	118
	Hungarian Forint	Sell	2/16/11	1,288,189	1,277,075	(11,114)
	Malaysian Ringgit	Buy	2/16/11	1,160,905	1,159,126	1,779
	Mexican Peso	Buy	2/16/11	856,566	856,329	237
	New Zealand Dollar	Sell	2/16/11	353,148	348,729	(4,419)
	Norwegian Krone	Buy	2/16/11	1,809,099	1,789,849	19,250
	Philippines Peso	Buy	2/16/11	735,508	732,819	2,689
	Polish Zloty	Buy	2/16/11	1,949,883	1,939,814	10,069
	Singapore Dollar	Sell	2/16/11	648,719	643,062	(5,657)
	South Korean Won	Buy	2/16/11	1,883,504	1,890,556	(7,052)
	Swedish Krona	Buy	2/16/11	121,123	116,581	4,542
	Swiss Franc	Sell	2/16/11	1,764,326	1,735,020	(29,306)
	Taiwan Dollar	Sell	2/16/11	551	547	(4)
	Turkish Lira	Buy	2/16/11	1,135,493	1,174,787	(39,294)

Goldman Sachs International
	Australian Dollar	Buy	2/16/11	1,575,466	1,605,892	(30,426)
	British Pound	Sell	2/16/11	1,294,928	1,292,182	(2,746)
	Canadian Dollar	Buy	2/16/11	185,630	187,317	(1,687)
	Chilean Peso	Buy	2/16/11	16,913	16,663	250
	Euro	Buy	2/16/11	1,181,348	1,179,379	1,969
	Hungarian Forint	Sell	2/16/11	1,764,800	1,750,315	(14,485)
	Norwegian Krone	Sell	2/16/11	22,398	22,213	(185)
	Polish Zloty	Buy	2/16/11	264,947	257,811	7,136
	South African Rand	Sell	2/16/11	819,325	819,497	172
	Swedish Krona	Buy	2/16/11	800,432	781,437	18,995
	Swiss Franc	Sell	2/16/11	4,803,648	4,708,893	(94,755)

HSBC Bank USA, National Association
	Australian Dollar	Buy	2/16/11	1,626,445	1,658,819	(32,374)
	British Pound	Sell	2/16/11	1,309,028	1,297,572	(11,456)
	Euro	Sell	2/16/11	1,305,261	1,292,379	(12,882)
	Japanese Yen	Sell	2/16/11	1,772,989	1,747,690	(25,299)
	Norwegian Krone	Sell	2/16/11	687,536	687,728	192
	Philippines Peso	Buy	2/16/11	735,508	732,983	2,525
	Singapore Dollar	Sell	2/16/11	1,745,102	1,734,812	(10,290)
	South Korean Won	Buy	2/16/11	1,885,022	1,892,393	(7,371)
	Swiss Franc	Sell	2/16/11	2,779,871	2,785,500	5,629
	Taiwan Dollar	Sell	2/16/11	1,037	1,032	(5)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	2/16/11	1,595,280	1,608,593	(13,313)
	Brazilian Real	Buy	2/16/11	894,419	889,523	4,896
	British Pound	Buy	2/16/11	1,036,647	1,036,248	399
	Canadian Dollar	Sell	2/16/11	3,780,392	3,802,758	22,366
	Chilean Peso	Buy	2/16/11	878,450	877,646	804
	Czech Koruna	Buy	2/16/11	1,137,620	1,131,545	6,075
	Euro	Buy	2/16/11	599,437	594,618	4,819
	Hungarian Forint	Sell	2/16/11	1,068,929	1,050,315	(18,614)
	Japanese Yen	Sell	2/16/11	1,762,662	1,772,994	10,332
	Malaysian Ringgit	Buy	2/16/11	1,042,798	1,041,724	1,074
	Mexican Peso	Buy	2/16/11	1,051,625	1,048,588	3,037
	New Zealand Dollar	Sell	2/16/11	834,188	828,802	(5,386)
	Norwegian Krone	Sell	2/16/11	150,770	149,474	(1,296)
	Polish Zloty	Buy	2/16/11	813,419	792,657	20,762
	Singapore Dollar	Sell	2/16/11	1,531,780	1,523,297	(8,483)
	South African Rand	Buy	2/16/11	942,492	953,798	(11,306)
	South Korean Won	Buy	2/16/11	2,695,826	2,701,895	(6,069)
	Swedish Krona	Sell	2/16/11	1,126,154	1,099,575	(26,579)
	Swiss Franc	Sell	2/16/11	1,505,724	1,480,713	(25,011)
	Taiwan Dollar	Sell	2/16/11	354,723	353,325	(1,398)
	Thai Baht	Buy	2/16/11	739,700	742,310	(2,610)
	Turkish Lira	Sell	2/16/11	498,754	498,989	235

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	2/16/11	1,583,232	1,614,087	(30,855)
	Brazilian Real	Buy	2/16/11	1,218,580	1,214,175	4,405
	British Pound	Sell	2/16/11	1,330,017	1,327,147	(2,870)
	Canadian Dollar	Buy	2/16/11	209,994	212,171	(2,177)
	Czech Koruna	Buy	2/16/11	1,249,609	1,230,057	19,552
	Euro	Sell	2/16/11	1,740,668	1,724,010	(16,658)
	Hungarian Forint	Sell	2/16/11	1,307,843	1,283,389	(24,454)
	Japanese Yen	Sell	2/16/11	4,645,262	4,645,663	401
	Malaysian Ringgit	Buy	2/16/11	1,166,976	1,166,684	292
	Norwegian Krone	Buy	2/16/11	5,074,734	5,010,364	64,370
	Polish Zloty	Buy	2/16/11	856,592	844,657	11,935
	Singapore Dollar	Sell	2/16/11	1,836,448	1,825,475	(10,973)
	South African Rand	Sell	2/16/11	820,853	832,845	11,992
	South Korean Won	Buy	2/16/11	2,341,508	2,351,057	(9,549)
	Swedish Krona	Buy	2/16/11	2,140,686	2,147,071	(6,385)
	Swiss Franc	Sell	2/16/11	1,280,294	1,267,177	(13,117)
	Taiwan Dollar	Sell	2/16/11	287,736	287,847	111
	Turkish Lira	Sell	2/16/11	18,601	19,033	432

State Street Bank and Trust Co.
	Australian Dollar	Buy	2/16/11	5,853,111	5,875,772	(22,661)
	Brazilian Real	Buy	2/16/11	2,653,048	2,638,344	14,704
	British Pound	Sell	2/16/11	4,270,122	4,218,099	(52,023)
	Canadian Dollar	Buy	2/16/11	213,489	215,439	(1,950)
	Euro	Sell	2/16/11	4,452,922	4,400,680	(52,242)

	Hungarian Forint	Sell	2/16/11	2,289,342	2,260,849	(28,493)
	Japanese Yen	Sell	2/16/11	4,607,311	4,608,791	1,480
	Malaysian Ringgit	Buy	2/16/11	1,211,817	1,210,318	1,499
	Mexican Peso	Buy	2/16/11	866,100	865,735	365
	Norwegian Krone	Buy	2/16/11	2,598,145	2,587,268	10,877
	Philippines Peso	Buy	2/16/11	735,508	733,148	2,360
	Polish Zloty	Buy	2/16/11	3,282,656	3,257,670	24,986
	Swedish Krona	Sell	2/16/11	1,804,069	1,761,602	(42,467)
	Swiss Franc	Sell	2/16/11	1,028,581	1,009,108	(19,473)
	Taiwan Dollar	Sell	2/16/11	354,420	352,021	(2,399)
	Thai Baht	Buy	2/16/11	739,703	742,072	(2,369)

Westpac Banking Corp.
	Australian Dollar	Buy	2/16/11	3,431,415	3,460,183	(28,768)
	British Pound	Sell	2/16/11	1,682,990	1,674,065	(8,925)
	Canadian Dollar	Sell	2/16/11	548,401	554,879	6,478
	Euro	Sell	2/16/11	3,212,835	3,211,504	(1,331)
	Japanese Yen	Sell	2/16/11	1,853,030	1,864,601	11,571
	New Zealand Dollar	Sell	2/16/11	502,933	501,526	(1,407)
	Norwegian Krone	Sell	2/16/11	29,663	29,443	(220)
	Swedish Krona	Buy	2/16/11	3,598,374	3,467,557	130,817
	Swiss Franc	Sell	2/16/11	1,625,168	1,625,949	781

Total						$(561,503)

Putnam Absolute Return 700 Fund

FUTURES CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	7	$4,946,284	Mar-11	$(2,987)
Canadian Government Bond 10 yr (Long)	84	10,173,632	Mar-11	(11,174)
Euro-Bund 10 yr (Long)	21	3,558,571	Mar-11	(784)
Japanese Government Bond 10 yr (Short)	8	13,657,989	Mar-11	(14,882)
NASDAQ 100 Index E-Mini (Long)	295	13,452,000	Mar-11	477,015
S&P Mid Cap 400 Index E-Mini (Long)	8	738,480	Mar-11	12,224
U.K. Gilt 10 yr (Long)	140	26,321,343	Mar-11	(7,030)
U.S. Treasury Bond 20 yr (Long)	93	11,218,125	Mar-11	(67,020)
U.S. Treasury Bond 30 yr (Long)	798	98,278,688	Mar-11	(4,070,626)
U.S. Treasury Note 5 yr (Short)	47	5,565,461	Mar-11	59,395
U.S. Treasury Note 10 yr (Short)	844	101,952,563	Mar-11	3,548,311

Total				$(77,558)

Putnam Absolute Return 700 Fund

WRITTEN OPTIONS OUTSTANDING at 1/31/11 (premiums received $16,232,000) (Unaudited)

	Contract amount/	Expiration date/
	number of contracts	strike price	Value

SPDR S&P 500 ETF Trust (Call)	1,210,731	Feb-11/$135.00	$81,918
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	$6,924,000	Aug-11/4.49	505,037
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.	4,943,000	Aug-11/4.475	51,111
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	4,943,000	Aug-11/4.475	354,858
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.	3,462,000	Aug-11/4.55	31,435
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	6,924,000	Aug-11/4.49	48,468
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	3,462,000	Aug-11/4.55	267,266
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.	1,711,000	Aug-11/4.70	11,173
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	1,711,000	Aug-11/4.70	151,646
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	3,407,000	Jul-11/4.5475	23,849
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	6,814,000	Jul-11/4.52	51,514
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	3,407,000	Jul-11/4.5475	265,746
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	6,814,000	Jul-11/4.52	517,864
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	6,636,700	Aug-15/4.375	1,123,726
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	24,852,200	Jan-12/4.80	391,787
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	24,852,200	Jan-12/4.80	2,129,039
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	6,636,700	Aug-15/4.375	496,691
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	6,636,700	Aug-15/4.46	525,560
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	6,636,700	Aug-15/4.46	1,073,685
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA maturing January 19, 2022.	14,911,320	Jan-12/4.72	261,097
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
3.89% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.	1,474,833	Apr-11/3.89	14,182
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	26,918,400	Sep-15/4.04	910,649
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	26,918,400	Sep-15/4.04	3,053,354
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	2,461,160	Feb-15/5.36	140,286
Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	2,461,160	Feb-15/5.36	192,217
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA maturing

February 12, 2025.		5,007,860	Feb-15/5.27	299,019
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.		5,007,860	Feb-15/5.27	372,034
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.		4,527,700	Apr-12/4.8675	91,557
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.		4,527,700	Apr-12/4.8675	386,004
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.72% versus the
three month USD-LIBOR-BBA maturing January 19, 2022.		14,911,320	Jan-12/4.72	1,199,914
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.70175% versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	CHF	14,580,000	Jan-12/0.70175	10,643
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	CHF	7,290,000	Dec-11/0.578	2,402
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	CHF	7,290,000	Dec-11/0.602	2,852
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 4.7375% versus
the three month USD-LIBOR-BBA maturing March 9, 2021.		$3,400,200	Mar-11/4.7375	68
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.		3,400,200	Mar-11/4.665	68

Total				$15,038,719

Putnam Absolute Return 700 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$33,340,800		$(2,263)	12/6/12	0.79%	3 month USD-LIBOR-BBA	$(64,407)

GBP	1,080,000	(E)	--	12/7/30	6 month GBP-LIBOR-BBA	4.93%	3,202

GBP	680,000		--	12/8/20	3.685%	6 month GBP-LIBOR-BBA	6,853

GBP	1,080,000	(E)	--	12/8/30	6 month GBP-LIBOR-BBA	4.9675%	6,645

GBP	1,593,000		--	12/9/20	3.63%	6 month GBP-LIBOR-BBA	28,287

GBP	3,000,000	(E)	--	12/9/30	6 month GBP-LIBOR-BBA	4.85643%	(9,807)

AUD	1,480,000		--	12/21/20	6.0975%	6 month AUD-BBR-BBSW	(11,439)

AUD	2,440,000		--	9/17/15	6 month AUD-BBR-BBSW	5.38%	(24,967)

AUD	1,100,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	31,129

AUD	1,120,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	23,203

AUD	2,450,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	(8,188)

AUD	3,490,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	(17,710)

AUD	1,800,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	45,417

	$60,078,300		(89,429)	11/10/12	0.53%	3 month USD-LIBOR-BBA	58,726

GBP	3,760,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	25,339

	$70,307,900		42,065	7/23/15	1.90%	3 month USD-LIBOR-BBA	204,329

GBP	8,070,000		--	1/21/13	1.815%	6 month GBP-LIBOR-BBA	(21,093)

Barclays Bank PLC
AUD	1,140,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	16,883

AUD	1,450,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	(13,102)

	$2,108,100	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(130,512)

AUD	1,230,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	6,369

AUD	3,600,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	30,813

	$9,003,500		100,331	10/28/30	3 month USD-LIBOR-BBA	3.38%	(803,230)

AUD	3,000,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(73,524)

GBP	4,980,000		--	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	12,411

GBP	3,230,000		--	1/25/13	1.61625%	6 month GBP-LIBOR-BBA	12,506

GBP	8,060,000		--	1/25/13	1.61%	6 month GBP-LIBOR-BBA	32,773

GBP	1,850,000		--	1/25/21	6 month GBP-LIBOR-BBA	3.72%	(23,529)

	$12,930,000		(1,239)	1/28/16	3 month USD-LIBOR-BBA	2.17%	(8,130)

	20,170,100		2,995	1/28/21	3.41%	3 month USD-LIBOR-BBA	105,049

	9,139,200		(4,876)	1/28/41	3 month USD-LIBOR-BBA	4.21%	(150,308)

	29,304,000		--	11/12/20	2.7225%	3 month USD-LIBOR-BBA	1,642,146

AUD	2,870,000		--	12/8/20	6 month AUD-BBR-BBSW	5.93%	(13,749)

AUD	2,870,000		--	12/22/15	5.895%	6 month AUD-BBR-BBSW	(24,015)

Citibank, N.A.
GBP	24,060,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	(5,172)

GBP	19,260,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	356,552

GBP	5,700,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	(271,356)

	$60,664,200		11,622	7/9/20	3 month USD-LIBOR-BBA	3.01%	(1,776,117)

	14,135,500		--	11/8/20	2.635%	3 month USD-LIBOR-BBA	895,049

SEK	13,560,000		--	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	78,236

	$7,400,000		--	12/14/20	3.3975%	3 month USD-LIBOR-BBA	5,142

	2,605,800		--	1/14/41	3 month USD-LIBOR-BBA	4.240625%	(23,658)

	5,465,300		147	1/26/13	0.84%	3 month USD-LIBOR-BBA	(5,571)

	9,058,000		27,881	1/28/16	3 month USD-LIBOR-BBA	2.17%	23,053

	15,479,800		(91,698)	1/28/21	3.41%	3 month USD-LIBOR-BBA	(13,376)

Credit Suisse International
	7,781,600		--	12/8/20	3 month USD-LIBOR-BBA	3.08125%	(215,452)

CHF	2,600,000		--	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	18,904

	$7,800,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(79,805)

CHF	11,240,000		--	1/28/13	0.675%	6 month CHF-LIBOR-BBA	(471)

	$30,332,700		(264,616)	2/1/41	4.29%	3 month USD-LIBOR-BBA	(188,784)

	5,430,400		22,443	2/1/21	3 month USD-LIBOR-BBA	3.47%	20,868

CHF	3,550,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(2,822)

	$1,939,400		(1,910)	10/27/14	3 month USD-LIBOR-BBA	1.06%	(36,188)

	4,538,500		(1,248)	11/3/12	0.50%	3 month USD-LIBOR-BBA	11,563

	9,470,900		--	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(317,666)

	10,697,800		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	570,309

CHF	11,240,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(81,420)

GBP	4,840,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	102,265

GBP	2,670,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	(128,055)

Deutsche Bank AG
	$64,187,300		(1,821)	11/3/12	0.50%	3 month USD-LIBOR-BBA	182,611

	17,889,200		--	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(1,074,365)

	33,674,100		--	11/5/15	1.3855%	3 month USD-LIBOR-BBA	996,052

	56,941,800		133,392	7/27/20	3 month USD-LIBOR-BBA	2.94%	(1,995,412)

	2,018,900		459	12/31/20	3 month USD-LIBOR-BBA	3.55%	22,743

	5,700,400		20,505	12/31/40	4.28%	3 month USD-LIBOR-BBA	19,955

	4,200,000		--	12/31/40	3 month USD-LIBOR-BBA	4.1342%	(106,046)

	19,178,400		--	1/14/13	0.85625%	3 month USD-LIBOR-BBA	(35,533)

	7,662,200		--	12/3/15	1.905%	3 month USD-LIBOR-BBA	57,364

EUR	10,880,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	124,608

Goldman Sachs International
AUD	547,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	6,050

AUD	1,790,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	20,226

SEK	7,200,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	12,842

CHF	10,900,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	15,135

	$40,937,500		--	7/20/20	3 month USD-LIBOR-BBA	2.96375%	(1,415,023)

	45,526,100		(5,068)	10/1/12	0.59%	3 month USD-LIBOR-BBA	(37,899)

	1,695,900		(418)	10/1/13	0.84%	3 month USD-LIBOR-BBA	6,986

	14,792,400		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	(101,423)

	4,489,400		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	404,392

AUD	2,440,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(24,261)

AUD	1,100,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	30,869

AUD	1,050,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	12,346

GBP	2,500,000		--	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(235)

	$29,968,800		(22,974)	1/27/41	4.29%	3 month USD-LIBOR-BBA	35,633

	51,668,500		(121,057)	6/16/15	2.33%	3 month USD-LIBOR-BBA	(1,156,410)

JPMorgan Chase Bank, N.A.
AUD	1,230,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(4,066)

AUD	922,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(4,614)

JPY	447,000,000		--	12/7/20	1.25%	6 month JPY-LIBOR-BBA	(10,933)

	$22,381,100		--	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(10,020)

	17,852,600	(E)	--	2/9/21	3.56%	3 month USD-LIBOR-BBA	(117,113)

	2,108,100	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(117,505)

	16,394,100		749,210	10/14/20	4.02%	3 month USD-LIBOR-BBA	(273,728)

GBP	1,872,200		--	12/23/20	6 month GBP-LIBOR-BBA	3.6245%	(38,685)

AUD	320,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	2,247

JPY	550,920,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(34,168)

AUD	922,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	3,475

AUD	2,950,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	66,580

	$24,100,000		--	10/28/20	3 month USD-LIBOR-BBA	2.72175%	(1,292,546)

	54,739,700		(52,142)	11/10/12	0.53%	3 month USD-LIBOR-BBA	82,848

JPY	170,000,000		--	1/24/21	6 month JPY-LIBOR-BBA	1.3025%	9,778

	$2,265,900		535	1/27/13	0.84%	3 month USD-LIBOR-BBA	(1,802)

	8,826,100		(1,201)	1/31/15	3 month USD-LIBOR-BBA	1.79%	16,109

	11,124,700		(7,863)	1/31/21	3.51%	3 month USD-LIBOR-BBA	(49,236)

	26,904,800		(13,108)	1/31/16	3 month USD-LIBOR-BBA	2.24%	62,058

	2,656,900		(4,913)	1/31/41	4.33%	3 month USD-LIBOR-BBA	(18,282)

JPY	549,390,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	1,081

CAD	1,830,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	46,157

	$36,880,000		--	10/5/12	0.62125%	3 month USD-LIBOR-BBA	(44,429)

JPY	22,600,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(229)

JPY	30,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	808

	$40,937,500		--	7/20/20	3 month USD-LIBOR-BBA	2.966%	(1,407,626)

Total							$(7,302,238)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

Putnam Absolute Return 700 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$13,278,756		$--	1/12/38	(6.50%) 1 month	Synthetic TRS	$(20,269)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	12,259,882		--	1/12/39	5.50% (1 month	Synthetic TRS	(41,373)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	12,259,882		--	1/12/39	5.50% (1 month	Synthetic TRS	(41,373)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	13,278,756		--	1/12/38	(6.50%) 1 month	Synthetic TRS	(20,269)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	3,881,859		--	1/12/39	5.50% (1 month	Synthetic TRS	(13,100)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

Citibank, N.A.
	206,759		--	9/9/11	3 month USD-	Research	(786,739)
					LIBOR-BBA	in Motion Limited

baskets	345,356		--	10/14/11	3 month USD-	A basket	148,067
					LIBOR-BBA minus	(CGPUTSB3)
					0.50 bp	of common stocks

baskets	342,291		--	1/9/12	(3 month USD-	A basket	225,713
					LIBOR-BBA plus	(CGPUTLB3)
					0.15 bp)	of common stocks

GBP	3,000,000		--	5/18/13	(3.38%)	GBP Non-revised	80,228
						UK Retail Price
						Index

Credit Suisse International
units	626	(F)	--	7/15/11	(1 month USD-	The Middle East	(65,279)
					LIBOR-BBA plus	Custom Basket
					1.00%)	Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT

units	387	(F)	--	7/12/11	(3 month USD-	The Middle East	(32,432)
					LIBOR-BBA)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT3

units	596	(F)	--	7/12/11	(3 month USD-	The Middle East	(54,123)
					LIBOR-BBA)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT2

units	814	(F)	--	7/15/11	(3 month USD-	The Middle East	(61,738)
					LIBOR-BBA plus 1%)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPU5

Goldman Sachs International
baskets	463,294		--	10/15/11	(1 month USD-	A basket	(254,828)
					LIBOR-BBA)	(GSCBPCSL)
						of common stocks

baskets	518,022		--	12/15/11	(1 month USD-	A basket	229,969
					LIBOR-BBA)	(GSCBPINS)
						of common stocks

	$1,500,000		--	7/28/11	(0.685%)	USA Non Revised	14,376
						Consumer Price
						Index- Urban
						(CPI-U)

	1,500,000		--	7/29/11	(0.76%)	USA Non Revised	13,245
						Consumer Price
						Index- Urban
						(CPI-U)

	1,500,000		--	7/30/11	(0.73%)	USA Non Revised	13,688
						Consumer Price
						Index- Urban
						(CPI-U)

baskets	2,685		--	11/26/11	(3 month USD-	A basket	55,471
					LIBOR-BBA plus	(GSPMGCC2)
					75 bp)	of common stocks

JPMorgan Chase Bank, N.A.
EUR	735,000		--	8/10/12	(1.435%)	Eurostat	11,017
						Eurozone HICP
						excluding tobacco

UBS, AG
shares	130,053	--	3/4/11	3 month USD-	iShares MSCI	(112,270)
				LIBOR-BBA minus	Emerging Markets
				.05%	Index

Total						$(712,019)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities' valuation inputs.

Putnam Absolute Return 700 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(4,006)	$450,000	12/20/19	(100 bp)	$41,699

Deutsche Bank AG
DJ CDX NA IG Series 15
Version 1 Index	BBB+	123,982	38,800,000	12/20/15	100 bp	449,686

Total						$491,385

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2011. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the funds' portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets as follows:

500 Fund	$697,871,301
700 Fund	597,957,882

(b) The aggregate identified cost on a tax basis is as follows:

	Cost	Appreciation	Depreciation	Net Appreciation

500 Fund	$717,198,468	$22,423,178	$(6,851,497)	$15,571,681
700 Fund	613,587,317	23,321,378	(6,760,370)	16,561,008

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) Each fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $13,559 and $13,557 (for 500 Fund and 700 Fund, respectively) for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Cost of purchases	Proceeds of sales

500 Fund	$166,657,361	$200,095,969
700 Fund	165,147,960	174,364,618

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets to cover certain derivatives contracts as follows:

500 Fund	$493,098,048
700 Fund	516,961,810

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: Each fund uses futures contracts to gain exposure to interest rates and manage exposure to market risk.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

For the 500 Fund and 700 Fund outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period.

Options contracts: Each fund uses options contracts to hedge duration, convexity, and prepayment risk, to gain exposure to interest rates and volatility and to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The 500 Fund had an average contract amount of approximately $140,300,000 on purchased options contracts for the reporting period.

The 700 Fund had an average contract amount of approximately $167,600,000 on purchased options contracts for the reporting period.

For both 500 Fund and 700 Fund outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Forward currency contracts: Each fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The 500 Fund had an average contract amount of approximately $226,100,000 on forward currency contracts for the reporting period.

The 700 Fund had an average contract amount of approximately $259,300,000 on forward currency contracts for the reporting period.

Total return swap contracts: Each fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sector/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

For 500 Fund and 700 Fund outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Interest rate swap contracts: Each fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

For 500 Fund and 700 Fund outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Credit default contracts: Each fund enters into credit default contracts to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

For 500 Fund and 700 Fund outstanding notional on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the funds which cannot be sold or repledged totaled $8,410,263 and $7,469,800 (for 500 Fund and 700 Fund, respectively) at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the 500 Fund had a net liability position of $20,851,311 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $21,097,971.

At the close of the reporting period, the 700 Fund had a net liability position of $21,817,277 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $20,684,733.

TBA purchase commitments: Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. Each fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or Each fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

500 Fund

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$4,576,171	$--	$--

	Capital goods	9,610,331	--	--

	Communication services	5,459,569	--	--

	Conglomerates	829,547	--	--

	Consumer cyclicals	22,175,727	--	--

	Consumer staples	19,363,597	--	--

	Energy	19,422,992	--	--

	Financials	24,133,784	--	--

	Health care	18,152,146	--	--

	Technology	25,964,636	--	--

	Transportation	4,885,109	--	--

	Utilities and power	6,092,885	--	--

Total common stocks		160,666,494	--	--

Asset-backed securities		$--	$44,410,994	$--

Commodity linked notes		--	32,586,997	--

Convertible bonds and notes		--	654,413	--

Corporate bonds and notes		--	108,529,378	--
Foreign government bonds and notes		--	11,769,968	--

Mortgage-backed securities		--	178,797,737	790,687

Purchased options outstanding		--	2,669,155	--

Senior loans		--	29,612,897	--

U.S. Government Agency Obligations		--	905,761	--

U.S. Government and Agency Mortgage Obligations		--	24,985,469	--

Short-term investments		22,809,211	113,580,988	--

Totals by level		$183,475,705	$548,503,757	$790,687

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$(473,433)	$--

Futures contracts		613,355	--	--

Written options		--	(13,739,819)	--

Interest rate swap contracts		--	(7,737,296)	--

Total return swap contracts		--	(780,394)	--

Credit default contracts		--	560,729	--

Totals by level		$613,355	$(22,170,213)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$560,729	$--

Foreign exchange contracts	854,071	1,327,504

Equity contracts	2,116,377	1,382,071

Interest rate contracts	10,609,640	30,318,945

Total	$14,140,817	$33,028,520

700 Fund

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$4,439,635	$--	$--

Capital goods	9,323,459	--	--

Communication services	5,296,578	--	--

Conglomerates	804,875	--	--

Consumer cyclicals	21,513,492	--	--

Consumer staples	18,785,439	--	--

Energy	18,843,113	--	--

Financials	23,413,616	--	--

Health care	17,610,629	--	--

Technology	25,189,598	--	--

Transportation	4,739,265	--	--

Utilities and power	5,911,090	--	--

Total common stocks	155,870,789	--	--

Asset-backed securities	$--	$39,365,561	$--

Commodity linked notes	--	28,035,461	--

Convertible bonds and notes	--	759,200	--

Corporate bonds and notes	--	100,019,235	--
Foreign government bonds and notes	--	10,631,558	--

Investment Companies	--	--	--

Mortgage-backed securities	--	142,947,567	997,673

Purchased options outstanding	--	2,935,224	--

Senior loans	--	30,761,426	--

U.S. Government Agency Obligations	--	704,481	--

U.S. Government and Agency Mortgage Obligations	--	23,061,093	--

Short-term investments	27,604,143	66,454,914	--

Totals by level	$183,474,932	$445,675,720	$997,673

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(561,503)	$--

Futures contracts	(77,558)	--	--

Written options	--	(15,038,719)	--

Interest rate swap contracts	--	(7,725,979)	--

Total return swap contracts	--	(712,019)	--

Credit default contracts	--	371,409	--

Totals by level	$(77,558)	$(23,666,811)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$371,409	$--

Foreign exchange contracts	1,032,050	1,593,553

Equity contracts	2,254,092	1,449,327

Interest rate contracts	12,409,925	33,833,741

Total	$16,067,476	$36,876,621

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Absolute Return 1000 Fund had no holdings as of January 31, 2011.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund
The fund's portfolio
1/31/11 (Unaudited)

COMMON STOCKS (94.5%)(a)
	Shares	Value

Airlines (1.0%)
Qantas Airways, Ltd. (Australia) (NON)	41,005	$97,984
		97,984

Automotive (5.0%)
Dongfeng Motor Group Co., Ltd. (China)	18,000	31,628
Honda Motor Co., Ltd. (Japan)	2,800	118,370
Kia Motors Corp. (South Korea)	2,840	138,605
Nissan Motor Co., Ltd. (Japan)	18,500	186,738
		475,341

Banking (14.2%)
Australia & New Zealand Banking Group, Ltd. (Australia)	8,853	209,776
Bank of Baroda (India)	2,454	46,478
Bank Rakyat Indonesia (Indonesia)	84,000	45,354
Chiba Bank, Ltd. (The) (Japan)	11,000	68,418
China Construction Bank Corp. (China)	116,000	101,598
DBS Group Holdings, Ltd. (Singapore)	7,000	82,386
Hang Seng Bank, Ltd. (Hong Kong)	3,400	56,275
Industrial & Commercial Bank of China (China)	181,000	134,255
Mitsubishi UFJ Financial Group, Inc. (Japan)	26,300	136,360
National Australia Bank, Ltd. (Australia)	7,358	181,721
Shinhan Financial Group Co., Ltd. (South Korea)	1,950	86,547
Sumitomo Mitsui Financial Group, Inc. (Japan)	5,800	197,109
		1,346,277

Broadcasting (0.9%)
Fuji Media Holdings, Inc. (Japan)	52	80,677
		80,677

Chemicals (4.4%)
JSR Corp. (Japan)	2,700	55,563
Nitto Denko Corp. (Japan)	2,300	114,446
OCI Co., Ltd. (South Korea)	207	70,406
Petronas Chemicals Group Bhd (Malaysia) (NON)	29,800	59,587
TSRC Corp. (Taiwan)	46,000	120,460
		420,462

Coal (0.9%)
PT Adaro Energy Tbk (Indonesia)	358,000	89,055
		89,055

Computers (2.9%)
Fujitsu, Ltd. (Japan)	22,000	136,838
Wistron Corp. (Taiwan)	69,064	135,262
		272,100

Conglomerates (1.7%)
Mitsui & Co., Ltd. (Japan)	9,300	156,105
		156,105

Construction (1.0%)
China National Materials Co., Ltd. (China)	113,000	97,664
		97,664

Electrical equipment (2.4%)
Mitsubishi Electric Corp. (Japan)	21,000	231,355
		231,355

Electronics (6.2%)
Asustek Computer, Inc. (Taiwan)	11,000	98,780
Hon Hai Precision Industry Co., Ltd. (Taiwan)	30,000	128,460
LG Display Co., Ltd. (South Korea)	2,470	83,902
Samsung Electronics Co., Ltd. (South Korea)	277	243,398
Woongjin Energy Co., Ltd. (South Korea) (NON)	1,810	29,552
		584,092

Engineering and construction (0.7%)
Daelim Industrial Co., Ltd. (South Korea)	630	70,234
		70,234

Financial (1.9%)
ORIX Corp. (Japan)	1,840	181,296
		181,296

Food (1.6%)
Indofood Sukses Makmur Tbk PT (Indonesia)	85,500	44,418
Toyo Suisan Kaisha, Ltd. (Japan)	5,000	107,139
		151,557

Gaming and lottery (1.1%)
Sankyo Co., Ltd. (Japan)	1,800	99,878
		99,878

Homebuilding (1.4%)
Daito Trust Construction Co., Ltd. (Japan)	1,900	133,043
		133,043

Insurance (2.1%)
AIA Group, Ltd. (Hong Kong) (NON)	13,000	35,923
Ping An Insurance (Group) Co. of China, Ltd. (China)	16,000	159,357
		195,280

Investment banking/Brokerage (--%)
BGP Holdings PLC (Malta) (NON) (F)	132,965	182
		182

Machinery (4.5%)
BHI Co., Ltd. (South Korea)	2,612	48,332
Hitachi Construction Machinery Co., Ltd. (Japan)	4,100	96,366
Lonking Holdings, Ltd. (China)	50,000	29,368
Samsung Heavy Industries Co., Ltd. (South Korea)	2,200	83,332
Sumitomo Heavy Industries, Ltd. (Japan)	27,000	171,710
		429,108

Metals (8.0%)
BHP Billiton, Ltd. (Australia)	6,153	273,654
Fortescue Metals Group, Ltd. (Australia) (NON)	11,960	76,813
POSCO (South Korea)	107	43,504
Rio Tinto, Ltd. (Australia)	2,654	226,280
Xstrata PLC (United Kingdom)	6,033	133,635
		753,886

Natural gas utilities (1.7%)
Tokyo Gas Co., Ltd. (Japan)	36,000	157,035
		157,035

Office equipment and supplies (1.3%)
Canon, Inc. (Japan)	2,600	127,287
		127,287

Oil and gas (2.3%)
China Petroleum & Chemical Corp. (China)	72,000	79,298
CNOOC, Ltd. (China)	63,000	140,231
		219,529

Pharmaceuticals (2.4%)
Astellas Pharma, Inc. (Japan)	3,300	125,943
Nippon Shinyaku Co., Ltd. (Japan)	7,000	98,663
		224,606

Photography/Imaging (0.7%)
Altek Corp. (Taiwan)	45,908	69,615
		69,615

Power producers (0.7%)
China Power New Energy Development Co., Ltd. (China)
(NON)	316,000	29,289
China WindPower Group, Ltd. (China) (NON)	430,000	41,434
		70,723

Publishing (0.3%)
Fairfax Media, Ltd. (Australia)	22,366	30,226
		30,226

Railroads (0.8%)
East Japan Railway Co. (Japan)	1,100	72,628
		72,628

Real estate (4.3%)
CFS Retail Property Trust (Australia) (R)	58,606	106,022
Cheung Kong Holdings, Ltd. (Hong Kong)	5,000	82,742
Mitsubishi Estate Co., Ltd. (Japan)	5,000	94,295
Wharf (Holdings), Ltd. (Hong Kong)	16,000	121,422
		404,481

Retail (4.5%)
Esprit Holdings, Ltd. (Hong Kong)	11,826	56,091
Hyundai Department Store Co., Ltd. (South Korea)	745	87,285
JB Hi-Fi, Ltd. (Australia) (S)	2,372	43,762
Myer Holdings, Ltd. (Australia)	14,855	54,041
PCD Stores, Ltd. (China)	220,000	69,195
Shinsegae Co., Ltd. (South Korea)	166	42,623
Woolworths, Ltd. (Australia)	2,876	76,701
		429,698

Semiconductor (2.1%)
Jusung Engineering Co., Ltd. (South Korea) (NON)	1,401	25,132
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	67,000	175,250
		200,382

Shipping (0.6%)
SembCorp Marine, Ltd. (Singapore)	14,000	59,353
		59,353

Software (0.5%)
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON)	1,316	43,296
		43,296

Telecommunications (4.0%)
China Mobile, Ltd. (China)	19,000	186,726
NTT DoCoMo, Inc. (Japan)	54	96,391
PT Telekomunikasi Indonesia Tbk (Indonesia)	59,500	49,765
Telstra Corp., Ltd. (Australia)	15,458	43,282
		376,164

Telephone (1.4%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	2,800	130,206
		130,206

Tobacco (1.8%)
Japan Tobacco, Inc. (Japan)	45	168,879
		168,879

Toys (1.4%)
Nintendo Co., Ltd. (Japan)	500	135,071
		135,071

Trucks and parts (1.8%)
Aisin Seiki Co., Ltd. (Japan)	4,400	166,814
		166,814

Total common stocks (cost $7,642,175)		$8,951,569

SHORT-TERM INVESTMENTS (6.6%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20% (d)	38,500	$38,500
Putnam Money Market Liquidity Fund 0.17% (e)	582,086	582,086

Total short-term investments (cost $620,586)		$620,586

TOTAL INVESTMENTS

Total investments (cost $8,262,761) (b)		$9,572,155

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

UBS, AG
units 442	6/14/11	(3 month USD-	MSCI Daily Total	$(23,307)
		LIBOR-BBA minus	Return Net
		1.25%)	Emerging Markets
India USD Index

Total				$(23,307)

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $9,468,047.

(b) The aggregate identified cost on a tax basis is $8,281,563, resulting in gross unrealized appreciation and depreciation of $1,445,649 and $155,057, respectively, or net unrealized appreciation of $1,290,592.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $36,631. The fund received cash collateral of $38,500 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $548 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,228,552 and $1,126,975, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $23,576 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

Japan	38.3%
Australia	14.9
China	11.5
South Korea	11.0
Taiwan	7.6
United States	6.1
Hong Kong	4.2
Indonesia	2.4
Singapore	1.5
United Kingdom	1.4
Malaysia	0.6
India	0.5

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific markets/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $23,307 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$--	$1,272,012	$--

	Capital goods	--	1,024,798	--

	Communication services	--	506,370	--

	Conglomerates	--	156,105	--

	Consumer cyclicals	--	1,307,233	--

	Consumer staples	--	397,137	--

	Energy	--	308,584	--

	Financial	--	2,127,334	182

	Health care	--	224,606	--

	Technology	43,296	1,126,189	--

	Transportation	--	229,965	--

	Utilities and power	--	227,758	--

Total common stocks		43,296	8,908,091	182

Short-term investments		582,086	38,500	--

Totals by level		$625,382	$8,946,591	$182

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Total return swap contracts		$--	$(23,307)	$--

Totals by level		$--	$(23,307)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$--	$23,307

Total	$--	$23,307

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Capital Spectrum Fund
The fund's portfolio
1/31/11 (Unaudited)

COMMON STOCKS (66.8%)(a)
	Shares	Value

Aerospace and defense (2.9%)
L-3 Communications Holdings, Inc.	92,400	$7,230,300
		7,230,300

Airlines (4.0%)
United Continental Holdings, Inc. (NON) (S)	392,100	9,959,340
		9,959,340

Banking (6.2%)
BB&T Corp.	66,600	1,840,824
Citigroup, Inc. (NON)	1,140,500	5,497,210
JPMorgan Chase & Co.	120,600	5,419,764
Synovus Financial Corp. (S)	651,700	1,720,488
Wells Fargo & Co.	34,500	1,118,490
		15,596,776

Biotechnology (0.6%)
Sequenom, Inc. (NON) (S)	215,200	1,474,120
		1,474,120

Broadcasting (21.4%)
DISH Network Corp. Class A (NON)	1,232,900	26,026,519
EchoStar Corp. Class A (NON)	1,026,014	27,958,882
		53,985,401

Chemicals (9.0%)
LyondellBasell Industries NV Class A (Netherlands)
(NON)	289,782	10,414,765
OM Group, Inc. (NON)	93,300	3,375,594
Rhodia SA (France)	88,343	2,637,787
W.R. Grace & Co. (NON)	177,500	6,299,475
		22,727,621

Communications equipment (2.7%)
Harris Corp.	147,700	6,873,958
		6,873,958

Consumer finance (1.2%)
Capital One Financial Corp.	61,700	2,971,472
		2,971,472

Electric utilities (0.5%)
AES Corp. (The) (NON)	110,700	1,372,680
		1,372,680

Energy (oil field) (0.1%)
Stallion Oilfield Holdings, Ltd.	10,433	326,031
		326,031

Entertainment (0.3%)
MGM Studios, Inc. Class A	36,206	792,006
		792,006

Forest products and packaging (0.2%)
Verso Paper Corp. (NON)	109,460	511,178
		511,178

Gaming and lottery (1.0%)
Isle of Capri Casinos, Inc. (NON)	255,300	2,404,926
MTR Gaming Group, Inc. (NON)	77,053	176,451
		2,581,377

Health-care services (0.5%)
Lincare Holdings, Inc.	44,850	1,213,193
		1,213,193

Household furniture and appliances (1.3%)
Select Comfort Corp. (NON)	322,565	3,277,260
		3,277,260

Medical technology (1.1%)
Alliance HealthCare Services, Inc. (NON)	66,700	279,473
STAAR Surgical Co. (NON)	486,300	2,540,918

			2,820,391

Oil and gas (8.5%)
Chesapeake Energy Corp.		213,800	6,313,514
Petrohawk Energy Corp. (NON)		300,000	6,015,000
Pioneer Natural Resources Co.		26,800	2,550,288
Rosetta Resources, Inc. (NON)		161,722	6,460,794
			21,339,596

Pharmaceuticals (1.4%)
Biospecifics Technologies Corp. (NON)		44,700	1,037,487
Elan Corp. PLC ADR (Ireland) (NON)		353,400	2,385,450
			3,422,937

Regional Bells (0.8%)
Cincinnati Bell, Inc. (NON)		707,648	2,016,797
			2,016,797

Restaurants (1.6%)
AFC Enterprises (NON)		124,943	1,861,651
Domino's Pizza, Inc. (NON)		89,900	1,474,360
Famous Dave's of America, Inc. (NON)		59,800	601,588
			3,937,599

Retail (1.5%)
K-Swiss, Inc. Class A (NON)		339,300	3,901,950
			3,901,950

Total common stocks (cost $140,498,250)			$168,331,983

CORPORATE BONDS AND NOTES (6.9%)(a)
		Principal amount	Value

Automotive (0.1%)
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	200,000	$290,348
			290,348

Banking (0.2%)
Provident Funding Associates 144A sr. notes 10 1/4s,
2017		$500,000	535,000
			535,000

Biotechnology (--%)
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		35,000	38,325
			38,325

Broadcasting (0.1%)
Gray Television, Inc. company guaranty sr. notes
10 1/2s, 2015		300,000	308,250
			308,250

Cable television (0.1%)
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		25,000	25,813
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		225,000	255,656
			281,469

Chemicals (0.3%)
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		250,000	275,000
Ineos Group Holdings PLC 144A company guaranty unsec.
sub. notes 8 1/2s, 2016 (United Kingdom)		500,000	510,000
			785,000

Commercial and consumer services (0.4%)
Travelport, LLC/Travelport, Inc. company guaranty sr.
unsec. notes 9s, 2016		1,015,000	956,638
			956,638

Computers (0.1%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		319,500	333,878
			333,878

Consumer services (0.1%)
RSC Equipment Rental, Inc. 144A sr. unsec. notes
8 1/4s, 2021		350,000	357,875
			357,875

Containers (0.1%)

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A company guaranty sr. notes 7 3/4s, 2016
(Luxembourg)		130,000	137,150
			137,150

Electronics (0.8%)
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		56,039	58,421
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018		700,000	775,250
Freescale Semiconductor, Inc. 144A company guaranty
sr. unsec. notes 10 3/4s, 2020		1,000,000	1,135,000
			1,968,671

Financial (0.2%)
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020		500,000	545,000
			545,000

Forest products and packaging (0.5%)
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		270,000	270,675
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	70,000	109,998
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		$800,000	862,000
			1,242,673

Gaming and lottery (1.3%)
FireKeepers Development Authority 144A sr. sec. notes
13 7/8s, 2015		450,000	535,500
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018		1,070,000	971,025
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		1,145,000	1,203,681
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 8 3/4s, 2020		190,000	201,875
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		105,000	108,675
			3,020,756

Health-care services (0.2%)
Aviv Healthcare Properties LP 144A sr. notes 7 3/4s,
2019		475,000	488,063
			488,063

Homebuilding (0.1%)
Realogy Corp. 144A company guaranty sr. notes 7 7/8s,
2019		265,000	266,325
			266,325

Lodging/Tourism (0.4%)
CityCenter Holdings LLC/CityCenter Finance Corp. 144A
company guaranty sr. notes 10 3/4s, 2017 (PIK)		750,000	781,875
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)		100,000	113,250
			895,125

Manufacturing (0.2%)
General Cable Corp. company guaranty sr. unsec. unsub.
notes FRN 2.665s, 2015		20,000	19,000
RBS Global, Inc./Rexnord Corp. company guaranty unsec.
sr. notes 8 1/2s, 2018		500,000	536,250
			555,250

Media (0.1%)
Affinia Group Inc. 144A company guaranty sr. notes
11 5/8s, 2015		335,000	345,050
			345,050

Oil and gas (1.0%)
Compton Petroleum Finance Corp. company guaranty sr.
unsec. notes 10s, 2017 (Canada)		201,450	167,204
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		255,000	276,994
Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019		765,000	797,513
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		250,000	255,625
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		785,000	866,444
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016		200,000	219,000
			2,582,780

Power producers (0.2%)
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		174,000	177,915
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		300,000	215,250

		393,165

Technology services (0.4%)
First Data Corp. 144A sr. bonds 12 5/8s, 2021	960,000	971,997
		971,997

Total corporate bonds and notes (cost $16,072,154)		$17,298,788

PREFERRED STOCKS (1.7%)(a)
	Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.	1,000	$960,938
Strategic Hotels & Resorts Ser. A, $2.13 cum. pfd.
(NON)(R)	125,733	3,357,071

Total preferred stocks (cost $3,029,472)		$4,318,009

CONVERTIBLE PREFERRED STOCKS (1.0%)(a)
	Shares	Value

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	97,508	$2,565,679

Total convertible preferred stocks (cost $1,360,496)		$2,565,679

SENIOR LOANS (1.0%)(a)(c)
	Principal amount	Value

AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	$400,000	$405,444
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.303s, 2015	680,000	632,719
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	247,348	256,108
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	247,500	256,266
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	115,000	124,430
Revlon Consumer Products bank term loan FRN 6s, 2015	496,250	499,274
Telecordia Technologies, Inc. bank term loan FRN
6 3/4s, 2016	372,188	373,816

Total senior loans (cost $2,436,267)		$2,548,057

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value

CompuCredit Corp. cv. sr. unsec. unsub. notes 3 5/8s,
2025	$655,000	$585,406
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	200,000	185,000

Total convertible bonds and notes (cost $479,463)		$770,406

SHORT-TERM INVESTMENTS (21.5%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20% (d)	7,547,750	$7,547,750
Putnam Money Market Liquidity Fund 0.17% (e)	41,465,409	41,465,409
U.S. Treasury Bills with an effective yield of 0.26%,
October 20, 2011	$1,800,000	1,796,792
U.S. Treasury Bills with an effective yield of 0.24%,
June 2, 2011 (SEG) (SEGSH)	1,850,000	1,848,722
U.S. Treasury Bills with an effective yield of 0.19%,
March 10, 2011 (SEGSH)	1,400,000	1,399,918

Total short-term investments (cost $54,058,009)		$54,058,591

TOTAL INVESTMENTS

Total investments (cost $217,934,111) (b)		$249,891,513

FUTURES CONTRACTS OUTSTANDING at 1/31/11 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Short)	10	$1,207,969	Mar-11	$45,669

Total				$45,669

Securities sold short at 1/31/11 (Unaudited)

INVESTMENT COMPANIES (4.8%)(a)
	Shares	Value

iShares Russell 2000 Index Fund	63,200	$4,926,440
SPDR S&P 500 ETF Trust	55,300	7,115,451

Total investment companies (cost $12,020,970)		$12,041,891

COMMON STOCKS (0.1%)(a)
	Shares	Value

Restaurants (0.1%)
Texas Roadhouse, Inc. Class A (NON)	16,300	$270,906
		270,906

Total common stocks (cost $179,398)		$270,906

Total securities sold short (proceeds $12,200,368)		$12,312,797

Key to holding's currency abbreviations

EUR	Euro
USD / $	United States Dollar

Key to holding's abbreviations

ADR	American Depository Receipts
ETF	Exchange Traded Fund
FRN	Floating Rate Notes
SPDR	S&P 500 Index Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $251,883,005.

(b) The aggregate identified cost on a tax basis is $217,933,173, resulting in gross unrealized appreciation and depreciation of $33,182,935 and $1,224,595, respectively, or net unrealized appreciation of $31,958,340.

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSH) These securities, in part or in entirety, were segregated for securities sold short at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $7,123,590. The fund received cash collateral of $7,547,750 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $19,641 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $126,178,312 and $96,873,454, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $13,520,766 to cover certain derivatives contracts and securities sold short.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures contracts: The fund uses futures contracts to manage exposure to market risk.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” The fund had an average number of contracts of approximately 4 on futures contracts for the reporting period.

Short sale of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense. While the short position is open, the fund will post cash or liquid assets at least equal in value to the market value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the market value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked-to-market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. The fund is subject to risk of loss if the lender of the security were to fail to perform its obligations under the contract.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$20,601,012	$2,637,787	$--

	Capital goods	7,230,300	--	--

	Communication services	2,016,797	--	--

	Consumer cyclicals	63,745,988	792,006	--

	Consumer staples	3,937,599	--	--

	Energy	21,339,596	326,031	--

	Financials	18,568,248	--	--

	Health care	8,930,641	--	--

	Technology	6,873,958	--	--

	Transportation	9,959,340	--	--

	Utilities and power	1,372,680	--	--

Total common stocks		164,576,159	3,755,824	--

Convertible bonds and notes		--	770,406	--

Convertible preferred stocks		--	2,565,679	--

Corporate bonds and notes		--	17,298,788	--

Preferred stocks		3,357,071	960,938	--

Senior loans		--	2,548,057	--

Short-term investments		41,465,409	12,593,182	--

Totals by level		$209,398,639	$40,492,874	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$45,669	$--	$--

Securities sold short	(12,312,797)	--	--

Totals by level	$(12,267,128)	$--	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	$45,669	$--

Total	$45,669	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Equity Spectrum Fund
The fund's portfolio
1/31/11 (Unaudited)

COMMON STOCKS (72.1%)(a)
	Shares	Value

Aerospace and defense (2.9%)
L-3 Communications Holdings, Inc.	73,300	$5,735,725
		5,735,725

Airlines (5.5%)
United Continental Holdings, Inc. (NON) (S)	422,900	10,741,660
		10,741,660

Banking (5.6%)
BB&T Corp.	49,700	1,373,708
Citigroup, Inc. (NON)	848,900	4,091,698
JPMorgan Chase & Co.	86,800	3,900,792
Synovus Financial Corp. (S)	486,300	1,283,832
Wells Fargo & Co.	12,670	410,761
		11,060,791

Biotechnology (1.5%)
Sequenom, Inc. (NON) (S)	423,700	2,902,345
		2,902,345

Broadcasting (21.3%)
DISH Network Corp. Class A (NON)	985,500	20,803,905
EchoStar Corp. Class A (NON)	771,130	21,013,292
		41,817,197

Chemicals (9.7%)
LyondellBasell Industries NV Class A (Netherlands)
(NON)	228,129	8,198,956
OM Group, Inc. (NON)	64,700	2,340,846
Rhodia SA (France)	127,975	3,821,138
W.R. Grace & Co. (NON)	130,000	4,613,700
		18,974,640

Communications equipment (2.8%)
Harris Corp.	117,200	5,454,488
		5,454,488

Consumer finance (1.1%)
Capital One Financial Corp.	46,400	2,234,624
		2,234,624

Electric utilities (0.3%)
AES Corp. (The) (NON)	43,300	536,920
		536,920

Forest products and packaging (0.2%)
Verso Paper Corp. (NON)	86,539	404,137
		404,137

Gaming and lottery (1.7%)
Isle of Capri Casinos, Inc. (NON)	202,100	1,903,782
Lakes Entertainment, Inc. (NON)	422,923	1,205,331
MTR Gaming Group, Inc. (NON)	61,454	140,730
		3,249,843

Health-care services (1.0%)
Lincare Holdings, Inc.	75,400	2,039,570
		2,039,570

Household furniture and appliances (0.9%)
Select Comfort Corp. (NON)	177,517	1,803,573
		1,803,573

Medical technology (1.3%)
Alliance HealthCare Services, Inc. (NON)	153,900	644,841
STAAR Surgical Co. (NON)	345,300	1,804,193
		2,449,034

Oil and gas (9.3%)
Chesapeake Energy Corp.	160,100	4,727,753
Petrohawk Energy Corp. (NON)	224,700	4,505,235
Pioneer Natural Resources Co.	43,400	4,129,944
Rosetta Resources, Inc. (NON)	121,802	4,865,990

		18,228,922

Pharmaceuticals (1.9%)
Biospecifics Technologies Corp. (NON) (S)	81,000	1,880,010
Elan Corp. PLC ADR (Ireland) (NON)	278,700	1,881,225
		3,761,235

Regional Bells (0.8%)
Cincinnati Bell, Inc. (NON)	558,049	1,590,440
		1,590,440

Restaurants (2.7%)
AFC Enterprises (NON)	145,489	2,167,786
Domino's Pizza, Inc. (NON)	110,900	1,818,760
Famous Dave's of America, Inc. (NON)	132,200	1,329,932
		5,316,478

Retail (1.6%)
K-Swiss, Inc. Class A (NON)	266,400	3,063,600
		3,063,600

Total common stocks (cost $118,453,390)		$141,365,222

PREFERRED STOCKS (0.5%)(a)
	Shares	Value

Strategic Hotels & Resorts Ser. A, $2.13 cum. pfd.
(NON)(R)	33,185	$886,040

Total preferred stocks (cost $797,767)		$886,040

SHORT-TERM INVESTMENTS (28.2%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for effective yields from 0.19% to
0.28%, March 10, 2011 (SEGSH)	$4,800,000	$4,798,676
U.S. Treasury Bills for effective yields from 0.23% to
0.24%, June 2, 2011 (SEGSH)	7,427,000	7,420,271
Putnam Cash Collateral Pool, LLC 0.20% (d)	8,544,510	8,544,510
Putnam Money Market Liquidity Fund 0.17% (e)	34,445,808	34,445,808

Total short-term investments (cost $55,210,131)		$55,209,265

TOTAL INVESTMENTS

Total investments (cost $174,461,288) (b)		$197,460,527

Securities sold short at 1/31/2011 (Unaudited)

COMMON STOCKS (0.1%)(a)
	Shares	Value

Restaurants (0.1%)
Texas Roadhouse, Inc. Class A (NON)	15,000	249,300
		249,300

Total common stocks (cost $165,090)		$249,300

INVESTMENT COMPANIES (4.8%)(a)
	Shares	Value

iShares Russell 2000 Index Fund	49,500	$3,858,525
SPDR S&P 500 ETF Trust	43,700	5,622,879

Total investment companies (cost $9,464,805)		$9,481,404

Total securities sold short (proceeds $9,629,895)		$9,730,704

Key to holding's abbreviations

ADR	American Depository Receipts
SPDR	S&P 500 Index Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $195,981,790.

(b) The aggregate identified cost on a tax basis is $174,460,799, resulting in gross unrealized appreciation and depreciation of $23,996,007 and $996,279, respectively, or net unrealized appreciation of $22,999,728.

(NON) Non-income-producing security.

(SEGSH) These securities, in part or in entirety, were segregated for securities sold short at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $8,142,864. The fund received cash collateral of $8,544,510 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $18,276 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $114,974,650 and $84,101,143, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $9,730,704 to cover securities sold short.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments, including securities sold short, for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Short sale of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense. While the short position is open, the fund will post cash or liquid assets at least equal in value to the market value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the market value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked-to-market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. The fund is subject to risk of loss if the lender of the security were to fail to perform its obligations under the contract.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$15,557,639	$3,821,138	$--

	Capital goods	5,735,725	--	--

	Communication services	1,590,440	--	--

	Consumer cyclicals	49,934,213	--	--

	Consumer staples	5,316,478	--	--

	Energy	18,228,922	--	--

	Financials	13,295,415	--	--

	Health care	11,152,184	--	--

	Technology	5,454,488	--	--

	Transportation	10,741,660	--	--

	Utilities and power	536,920	--	--

Total common stocks		137,544,084	3,821,138	--

Preferred stocks		886,040	--	--

Short-term investments		34,445,808	20,763,457	--

Totals by level		$172,875,932	$24,584,595	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Securities sold short		$(9,730,704)	$--	$--

Totals by level		$(9,730,704)	$--	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Global Sector Fund
The fund's portfolios
1/31/11 (Unaudited)

	Shares	Value

Global Sector Funds* 99.7%

Putnam Global Consumer Fund (Class Y)	25,903	$390,351
Putnam Global Financials Fund (Class Y)	31,537	393,271
Putnam Global Health Care Fund (Class Y)	3,921	182,223
Putnam Global Industrials Fund (Class Y)	14,845	232,028
Putnam Global Natural Resources Fund (Class Y)	16,555	377,948
Putnam Global Technology Fund (Class Y)	14,444	236,310
Putnam Global Telecommunications Fund (Class Y)	6,565	85,736
Putnam Global Utilities Fund (Class Y)	7,115	79,966

Total Global Sector Funds (cost $1,848,259)		$1,977,833

Fixed Income Funds* 0.3%

Putnam Money Market Fund (Class A)	6,906	$6,906

Total Fixed Income Funds (cost $6,906)		$6,906

Total Investments (cost $1,855,165)(a)		$1,984,739

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through January 31, 2011 (the reporting period).

(*) Percentages indicated are based on net assets of $1,984,269.

(a) The aggregate identified cost on a tax basis is $1,865,650, resulting in gross unrealized appreciation and depreciation of $135,775 and $16,686, respectively, or net unrealized appreciation of $119,089.

Security valuation The price of the fund’s shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Global sector funds	$1,977,833	$--	$--

Fixed income funds	6,906	--	--

Totals by level	$1,984,739	$--	$--

Transactions with affiliated issuers

Putnam Global Sector Fund
			Investment
Affiliates	Purchase cost	Sale proceeds	income	Value

Putnam Global Consumer Fund	$147,706	$33,042	$3,527	$390,351

Putnam Global Financial Fund	163,384	35,066	4,158	393,271

Putnam Global Health Care Fund	73,269	16,663	-	182,223

Putnam Global Industrials Fund	85,898	17,985	2,346	232,028

Putnam Global Natural Resources Fund	119,256	29,663	6,952	377,948

Putnam Global Technology Fund	81,235	20,126	-	236,310

Putnam Global Telecommunications Fund	30,745	6,809	2,028	85,736

Putnam Global Utilities Fund	27,647	7,094	790	79,966

Putnam Money Market Fund	3,231	1,904	(20)	6,906

Totals	$732,371	$168,352	$19,781	$1,984,739

Market values are shown for those securities affiliated at period end.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments:

Putnam Multi-Cap Core Fund
The fund's portfolio
1/31/11 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value

Aerospace and defense (3.2%)
General Dynamics Corp.	400	$30,160
L-3 Communications Holdings, Inc.	329	25,744
Northrop Grumman Corp.	254	17,602
Precision Castparts Corp.	371	53,049
Raytheon Co.	300	14,997
Safran SA (France)	377	13,624
United Technologies Corp.	457	37,154
		192,330

Airlines (0.6%)
Delta Air Lines, Inc. (NON)	1,100	12,837
JetBlue Airways Corp. (NON)	2,000	12,000
US Airways Group, Inc. (NON)	1,249	12,390
		37,227

Automotive (0.8%)
Ford Motor Co. (NON)	1,918	30,592
General Motors Co. (NON)	525	19,157
		49,749

Banking (4.9%)
Bancorp, Inc. (NON)	800	7,520
Bank of America Corp.	3,447	47,327
Citigroup, Inc. (NON)	12,247	59,031
Fifth Third Bancorp	1,400	20,818
JPMorgan Chase & Co.	1,534	68,938
PNC Financial Services Group, Inc.	633	37,980
Wells Fargo & Co.	1,698	55,049
		296,663

Beverage (1.9%)
Coca-Cola Co. (The)	977	61,404
Coca-Cola Enterprises, Inc.	1,451	36,507
Dr. Pepper Snapple Group, Inc.	400	14,172
Hansen Natural Corp. (NON)	100	5,664
		117,747

Biotechnology (1.1%)
Amgen, Inc. (NON)	438	24,125
Celgene Corp. (NON)	300	15,459
Dendreon Corp. (NON)	380	13,315
Human Genome Sciences, Inc. (NON)	600	14,556
		67,455

Broadcasting (0.3%)
CBS Corp. Class B	1,000	19,830
		19,830

Building materials (0.2%)
Owens Corning, Inc. (NON)	400	13,388
		13,388

Cable television (1.0%)
Comcast Corp. Class A	1,237	28,142
DIRECTV Class A (NON)	315	13,353
Time Warner Cable, Inc.	300	20,349
		61,844

Chemicals (2.5%)
Albemarle Corp.	607	34,089
Dow Chemical Co. (The)	756	26,823
E.I. du Pont de Nemours & Co.	706	35,780
Huntsman Corp.	1,491	25,958
LyondellBasell Industries NV Class A (Netherlands)
(NON)	900	32,346
		154,996

Coal (1.0%)
Alpha Natural Resources, Inc. (NON)	400	21,492
Walter Energy, Inc.	300	39,081
		60,573

Commercial and consumer services (0.6%)
Alliance Data Systems Corp. (NON)	300	21,222
Booz Allen Hamilton Holding Corp. (NON)	822	15,339

		36,561

Communications equipment (2.2%)
Cisco Systems, Inc. (NON)	2,293	48,497
Harris Corp.	469	21,827
Motorola Solutions, Inc. (NON)	304	11,786
Qualcomm, Inc.	915	49,529
		131,639

Computers (5.2%)
Apple, Inc. (NON)	259	87,884
EMC Corp. (NON)	1,521	37,858
Hewlett-Packard Co.	1,534	70,088
IBM Corp.	441	71,442
Polycom, Inc. (NON)	500	21,925
Seagate Technology (NON)	1,911	26,754
		315,951

Conglomerates (2.6%)
General Electric Co.	4,558	91,798
Honeywell International, Inc.	500	28,005
Tyco International, Ltd.	891	39,944
		159,747

Consumer finance (0.5%)
Discover Financial Services	1,400	28,826
		28,826

Consumer goods (2.4%)
Energizer Holdings, Inc. (NON)	350	25,459
hhgregg, Inc. (NON)	479	8,780
Kimberly-Clark Corp.	280	18,124
Newell Rubbermaid, Inc.	1,542	29,684
Procter & Gamble Co. (The)	1,012	63,888
		145,935

Consumer services (0.9%)
Avis Budget Group, Inc. (NON)	1,000	13,840
Hertz Global Holdings, Inc. (NON)	2,700	39,717
		53,557

Electric utilities (2.8%)
AES Corp. (The) (NON)	1,982	24,577
Ameren Corp.	1,037	29,420
CMS Energy Corp.	2,208	43,056
Edison International	747	27,101
Entergy Corp.	317	22,878
NV Energy, Inc.	1,500	21,555
		168,587

Electrical equipment (0.5%)
Emerson Electric Co.	351	20,667
WESCO International, Inc. (NON)	200	11,210
		31,877

Electronics (3.8%)
Agilent Technologies, Inc. (NON)	900	37,647
Hollysys Automation Technologies, Ltd. (China) (NON)	900	14,445
Intel Corp.	800	17,168
Jabil Circuit, Inc.	1,100	22,231
SanDisk Corp. (NON)	1,000	45,370
Sensata Technologies Holding NV (Netherlands) (NON)	714	22,498
Texas Instruments, Inc.	1,198	40,624
Tyco Electronics, Ltd. (Switzerland)	821	29,745
		229,728

Energy (oil field) (2.6%)
National Oilwell Varco, Inc.	780	57,642
Schlumberger, Ltd.	1,113	99,046
		156,688

Energy (other) (0.5%)
First Solar, Inc. (NON)	183	28,288
		28,288

Financial (0.9%)
Assurant, Inc.	600	23,538
CME Group, Inc.	100	30,856
		54,394

Food (1.0%)
H.J. Heinz Co.	799	37,953
Hershey Co. (The)	500	23,345
		61,298

Forest products and packaging (0.8%)
MeadWestvaco Corp.	700	20,041
Weyerhaeuser Co.	1,159	26,866
		46,907

Health-care services (3.6%)
Aetna, Inc.	989	32,578
AmerisourceBergen Corp.	700	25,102
Cardinal Health, Inc.	700	29,057
CIGNA Corp.	556	23,363
HealthSouth Corp. (NON)	600	13,572
Lincare Holdings, Inc.	1,072	28,998
McKesson Corp.	248	18,642
Quest Diagnostics, Inc.	300	17,085
Tenet Healthcare Corp. (NON)	2,600	17,290
WellPoint, Inc. (NON)	265	16,462
		222,149

Insurance (3.6%)
ACE, Ltd.	200	12,318
Aflac, Inc.	497	28,617
Assured Guaranty, Ltd. (Bermuda)	1,100	15,906
MBIA, Inc. (NON)	1,313	14,049
MetLife, Inc.	896	41,010
Prudential Financial, Inc.	809	49,762
RenaissanceRe Holdings, Ltd.	300	19,686
XL Group PLC	1,628	37,314
		218,662

Investment banking/Brokerage (3.2%)
Ameriprise Financial, Inc.	200	12,330
BlackRock, Inc.	214	42,376
Goldman Sachs Group, Inc. (The)	427	69,866
Legg Mason, Inc.	600	19,878
Morgan Stanley	806	23,696
Solar Capital, Ltd.	1,200	28,500
		196,646

Lodging/Tourism (0.4%)
Wyndham Worldwide Corp.	848	23,854
		23,854

Machinery (0.7%)
Parker Hannifin Corp.	500	44,705
		44,705

Manufacturing (1.5%)
Eaton Corp.	312	33,684
Illinois Tool Works, Inc.	600	32,094
Ingersoll-Rand PLC	644	30,397
		96,175

Media (1.3%)
Interpublic Group of Companies, Inc. (The) (NON)	3,133	33,492
Time Warner, Inc.	392	12,328
Walt Disney Co. (The)	900	34,983
		80,803

Medical technology (2.6%)
Baxter International, Inc.	1,000	48,490
Covidien PLC (Ireland)	371	17,611
Medtronic, Inc.	1,251	47,938
Thermo Fisher Scientific, Inc. (NON)	500	28,635
Waters Corp. (NON)	200	15,278
		157,952

Metals (1.7%)
DIA Bras Exploration, Inc. (NON)	8,000	22,533
Freeport-McMoRan Copper & Gold, Inc. Class B	378	41,108
Teck Resources Limited Class B (Canada)	700	42,420
		106,061

Oil and gas (9.0%)
Chevron Corp.	763	72,432
Cimarex Energy Co.	400	41,652
Devon Energy Corp.	600	53,214
Ensco International PLC ADR (United Kingdom)	500	27,170
Exxon Mobil Corp.	1,181	95,283
Hess Corp.	467	39,284
Linn Energy, LLC (Units)	300	11,877
Marathon Oil Corp.	700	31,990
Occidental Petroleum Corp.	981	94,843
Petroleo Brasileiro SA ADR (Brazil)	821	30,155
Plains Exploration & Production Co. (NON)	600	20,514
QEP Resources, Inc.	709	28,814
		547,228

Pharmaceuticals (3.6%)
Abbott Laboratories	481	21,722
Johnson & Johnson	1,328	79,375
Pfizer, Inc.	5,600	102,032
Somaxon Pharmaceuticals, Inc. (NON) (S)	6,100	18,422
		221,551

Publishing (0.6%)
Gannett Co., Inc.	1,200	17,688
McGraw-Hill Cos., Inc. (The)	500	19,490
		37,178

Railroads (1.0%)
CSX Corp.	300	21,180
Kansas City Southern (NON)	200	9,996
Union Pacific Corp.	300	28,389
		59,565

Real estate (1.6%)
American Capital Agency Corp. (R)	441	12,652
Annaly Capital Management, Inc. (R)	1,895	33,788
Campus Crest Communities, Inc. (R)	1,111	14,665
Chesapeake Lodging Trust (R)	1,500	27,450
HCP, Inc. (R)	287	10,645
		99,200

Regional Bells (1.6%)
AT&T, Inc.	1,579	43,454
Verizon Communications, Inc.	1,434	51,079
		94,533

Restaurants (0.8%)
Denny's Corp. (NON)	3,300	12,474
McDonald's Corp.	461	33,962
		46,436

Retail (5.7%)
American Eagle Outfitters, Inc.	2,300	33,258
AnnTaylor Stores Corp. (NON)	800	17,696
Bed Bath & Beyond, Inc. (NON)	276	13,248
Best Buy Co., Inc.	400	13,600
Coach, Inc.	400	21,636
CVS Caremark Corp.	702	24,008
Dollar General Corp. (NON)	951	26,447
Limited Brands, Inc.	657	19,211
Lowe's Cos., Inc.	1,157	28,694
Macy's, Inc.	473	10,950
OfficeMax, Inc. (NON)	1,796	28,862
Safeway, Inc.	900	18,621
Target Corp.	534	29,279
Urban Outfitters, Inc. (NON)	500	16,910
Wal-Mart Stores, Inc.	815	45,697
		348,117

Schools (0.2%)
Apollo Group, Inc. Class A (NON)	277	11,432
		11,432

Semiconductor (0.7%)
Applied Materials, Inc.	1,000	15,690
Novellus Systems, Inc. (NON)	800	28,856
		44,546

Shipping (0.5%)
Scorpio Tankers, Inc. (Monaco) (NON)	802	7,868
United Parcel Service, Inc. Class B	300	21,486
		29,354

Software (3.2%)
Adobe Systems, Inc. (NON)	400	13,220
BMC Software, Inc. (NON)	600	28,620
CA, Inc.	1,400	33,320
Microsoft Corp.	1,849	51,264
Oracle Corp.	2,159	69,153
		195,577

Technology services (2.6%)
Accenture PLC Class A	600	30,882
AOL, Inc. (NON)	700	16,464
Google, Inc. Class A (NON)	85	51,031
Unisys Corp. (NON)	700	19,831
VeriSign, Inc.	700	23,555
Western Union Co. (The)	900	18,252
		160,015

Telecommunications (0.8%)
Iridium Communications, Inc. (NON)			3,400	26,112
NII Holdings, Inc. (NON)			500	20,990
				47,102

Textiles (0.5%)
Hanesbrands, Inc. (NON)			253	5,824
VF Corp.			300	24,816
				30,640

Tobacco (1.0%)
Philip Morris International, Inc.			1,080	61,819
				61,819

Toys (0.5%)
Hasbro, Inc.			643	28,350
				28,350

Trucks and parts (0.6%)
Autoliv, Inc. (Sweden)			200	15,360
Tower International, Inc. (NON)			1,300	23,228
				38,588

Total common stocks (cost $5,423,833)				$5,970,023

INVESTMENT COMPANIES (0.3%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			2,000	$21,000

Total investment companies (cost $20,000)				$21,000

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/04/19	$10.61	6,772	$6,704

Total warrants (cost $6,840)				$6,704

SHORT-TERM INVESTMENTS (3.1%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.20% (d)			17,225	$17,225
Putnam Money Market Liquidity Fund 0.17% (e)			174,541	174,541

Total short-term investments (cost $191,766)				$191,766

TOTAL INVESTMENTS

Total investments (cost $5,642,439) (b)				$6,189,493

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 24, 2010 (commencement of operations) through January 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $6,096,322.

(b) The aggregate identified cost on a tax basis is $5,642,439, resulting in gross unrealized appreciation and depreciation of $608,841 and $61,787, respectively, or net unrealized appreciation of $547,054.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $16,006. The fund received cash collateral of $17,225 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $113 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $3,842,755 and $3,668,214, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$307,964	$--	$--

	Capital goods	390,051	13,624	--

	Communication services	203,479	--	--

	Conglomerates	159,747	--	--

	Consumer cyclicals	625,841	--	--

	Consumer staples	540,853	--	--

	Energy	792,777	--	--

	Financials	894,391	--	--

	Health care	669,107	--	--

	Technology	1,077,456	--	--

	Transportation	126,146	--	--

	Utilities and power	168,587	--	--

Total common stocks		5,956,399	13,624	--

Investment companies		21,000	--	--

Warrants		6,704	--	--

Short-term investments		174,541	17,225	--

Totals by level		$6,158,644	$30,849	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$6,704	$--

Total	$6,704	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2011